33-14905
             Filed with the Securities and Exchange Commission
                             November 30, 2005

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

       Pre-Effective Amendment No.       [ ]
       Post-Effective Amendment No. 63   [X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
          Amendment No. 66                  [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

Approximate Date of Proposed Public Offering February 1, 2006.
                                            ------------------
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On [date] pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [X]  On February 1, 2006 pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term National Fund
    (ii)   Thornburg Limited Term California Fund
    (iii)  Thornburg Limited Term U.S. Government Fund
    (iv)   Thornburg Intermediate Municipal Fund
    (v)    Thornburg New Mexico Intermediate Municipal Fund
    (vi)   Thornburg Limited Term Income Fund
    (vii)  Thornburg Florida Intermediate Municipal Fund
    (viii) Thornburg Value Fund
    (ix)   Thornburg International Value Fund
    (x)    Thornburg New York Intermediate Municipal Fund
    (xi)   Thornburg Core Growth Fund
    (xii)  Thornburg Investment Income Builder Fund



                                CONTENTS

Facing Sheet

Contents

Prospectus                (Thornburg Limited Term National Fund
                          [Class A and Class C shares];
                          Thornburg Limited Term California Fund
                          [Class A and Class C shares];
                          Thornburg Intermediate Municipal Fund
                          [Class A and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares])
                          Thornburg Investment Income Builder Fund
                          [Class A and Class C shares];

Prospectus                (Thornburg Limited Term National Fund
                          [Institutional Class shares];
                          Thornburg Limited Term California Fund
                          [Institutional Class shares];
**                        Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Institutional Class shares];
                          Thornburg International Value Fund [Institutional
                          Class Shares]);
                          Thornburg Core Growth Fund [Institutional Class shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares])


Prospectus                (Thornburg Limited Term U.S. Government Fund [Class
                          R-1 and Class R-5 Shares]; Thornburg Limited Term
                          Income Fund [Class R-1 and Class R-5 Shares];
                          Thornburg Value Fund [Class R-1 and Class R-5
                          Shares]; Thornburg International Value Fund [Class
                          R-1 and Class R-5 Shares]; Thornburg Core Growth
                          Fund [Class R-1 and Class R-5 Shares]; Thornburg
                          Investment Income Builder Fund [Class R-1 and Class
                          R-5 Shares])

Statement of Additional
Information               (Thornburg Limited Term National Fund
                          [Institutional Class shares];
                          Thornburg Limited Term California Fund
                          [Institutional class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares];
                          Thornburg Investment Income Builder Fund [Class A and Class C shares])

Statement of Additional
Information               (Thornburg Limited Term National Fund
                          [Institutional Class shares];
                          Thornburg Limited Term California Fund
                          [Institutional class shares];
                          Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares]; Thornburg
                          International Value Fund [Institutional Class
                          Shares])
                          Thornburg Core Growth Fund [Institutional Class
                          Shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares]

Statement of Additional   (Thornburg Limited Term U.S. Government Fund [Class
Information               R-1 and Class R-5 Shares]; Thornburg Limited Term
                          Income Fund [Class R-1 and Class R-5 Shares];
                          Thornburg Value Fund [Class R-1 and Class R-5
                          Shares]; Thornburg International Value Fund [Class
                          R-1 and Class R-5 Shares]; Thornburg Core Growth
                          Fund [Class R-1 and Class R-5 Shares]; Thornburg
                          Investment Income Builder Fund [Class R-1 and Class
                          R-5 Shares])



OUTSIDE FRONT COVER
THORNBURG FUNDS
Prospectus                                THORNBURG INVESTMENT MANAGEMENT
February 1, 2006




                    Thornburg Limited Term Municipal Fund
                       ("Limited Term National Fund")
                    Thornburg California Limited Term Municipal Fund
                      ("Limited Term California Fund")
                 Thornburg Intermediate Municipal Fund
                       ("Intermediate National Fund")
               Thornburg New Mexico Intermediate Municipal Fund
                       ("Intermediate New Mexico Fund")
                Thornburg Florida Intermediate Municipal Fund
                        ("Intermediate Florida Fund")
                Thornburg New York Intermediate Municipal Fund
                        ("Intermediate New York Fund")

               Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")

                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Core Growth Fund
                              ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")








These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

                              TABLE OF CONTENTS

3          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

5          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

7          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

9          Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

11         Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

13         Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

15         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


17         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


19         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

21         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

23         Core Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

25         Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


27         Additional Information About Fund Investments,
           Investment Practices and Risks

28         Potential Advantages of Investing in a Fund

29         Opening Your Account - Buying Fund Shares

33         Selling Fund Shares

34         Investor Services

35         Transaction Details

36         Dividends and Distributions

37         Taxes

38         Organization of the Funds

38         Investment Advisor

39         Trustees

41         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term Municipal Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class A Shares
---------------------------------------------------------------
18%

16%                                                   7.40
                                          6.81
14%                     5.47
                  3.97        4.80              4.82        3.25  1.69
12%

10%                                 0.34

 8%

 6%

 4%

 2%

0.00

-2%

-4%
               1996  1997  1998  1999  2000  2001  2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______).

Lowest quarterly results for time period shown: -1.38% (quarter ended
6/30/04).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
--------------------------------------------------------
(periods ended 12/31/05)
Class A. Shares      One Year    Five Years     Ten Years
---------------      --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     -----------
Return Before Taxes        %           %              %
Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term Municipal Fund.
                                                      Class A    Class C
                                                      -------    -------
     Shareholder Fees (fees paid directly from your Investment)

     Maximum Sales Charge (Load) on                    1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund

                                              Class A    Class C
                                              -------    -------
     Management Fee                             .41%       .41%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .24%       .25%
                                                ----      -----
           Total Annual Operating Expenses      .90%      1.66%(3)

 (1) Imposed only on redemptions of any part or all of $1 million or more within 12 months of purchase.
 (2) Imposed only on redemptions of Class C shares within 12 months of purchase.
 (3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $241     $433     $641    $1,241
     Class C Shares      221      530      913     1,987

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares    $ 171   $  530   $  913   $  1,987

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.


Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, See "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The index is a model portfolio of municipal bonds throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------------------------------

18%
                                                           6.38
16%
                          5.84                 6.26
14%                4.31         4.97
                                                  4.27        2.54  1.43
12%
                                      0.48
10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
              1996   1997  1998  1999  2000  2001  2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______).

Lowest quarterly results for time period shown: -1.54% (quarter ended
6/30/04).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/05)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ----------
Return Before Taxes        %           %              %
Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Limited Term California Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal Funds
                                                     Class A    Class C
                                                     -------    -------
 Maximum Sales Charge (Load) on Purchases             1.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg California Limited Term Municipal Fund

                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .32%
                                                ----      -----
           Total Annual Operating Expenses     1.02%(3)   1.82%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of the purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $253    $470     $  705    $1,379
     Class C Shares       235     573        985     2,137

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $185    $573     $  985   $2,137

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
 The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's investment portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------------------------------

18%

16%                                                8.13
                      7.20  5.47       6.91
14%                                           4.81        4.07
                4.45                                            3.23
12%                               -1.98

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
           1996  1997  1998  1999  2000  2001  2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______)

Lowest quarterly results for time period shown: -1.69% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/05)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class C Shares
--------------

                     One Year    Five Years    Ten Years
                     --------    ----------    ---------
Return Before Taxes        %           %              %

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate National Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
  Maximum Sales Charge (Load) on Purchases             2.00%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
     Redemptions                                       0.50%(1)  0.60%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .26%       .30%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.01%(3)   1.80%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $301    $515     $747     $1,411
     Class C Shares       243     566      975      2,116

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $183    $566     $975     $2,116

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page __. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity.
 The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New Mexico income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates, the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. Revenues of the state and certain political subdivisions may be particularly dependent in some periods on fluctuating natural resource severance taxes, federal funding of research facilities such as Los Alamos and Sandia Laboratories, and a relatively undiversified economy in some regions. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------------
18%

16%                                                       7.25
                         6.49                 6.57
14%               4.20          4.89                4.53        3.87
                                       -0.05                          2.94
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
           1996   1997   1998   1999   2000  2001  2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______).

Lowest quarterly results for time period shown: -1.59% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/05)

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class D Shares
--------------
                                                  Since Inception
                     One Year    Five Years       6/1/99
                     --------    ----------       ---------------
Return Before Taxes        %           %                 %

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %                 %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New Mexico Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Class A    Class D
                                               -------    -------
Maximum Sales Charge (Load) on Purchases        2.00%      none
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)on
  Redemptions                                   0.50%(1)   none
 (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    Class A   Class D
                                                    -------   -------
     Management Fee                                   .50%      .50%
     Distribution and Service (12b-1) Fees            .25%     1.00%
     Other Expenses                                   .24%      .33%
                                                     -----     -----
            Total Annual Fund Operating Expenses      .99%     1.83%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class D expenses do not exceed 1.24%. Reimbursement of expenses and waivers of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $299    $509       $736   $1,389
     Class D Shares       186     576        990    2,148

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of Florida and its agencies, and by Florida local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in Florida, and normally invests 100% of its assets in municipal obligations originating in Florida or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal income tax and the Florida intangibles tax could apply.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, a greater risk of default. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. Rapid growth in Florida has increased the need for educational facilities and other government infrastructure. Although recent government revenues have increased, revenue growth has been highly variable, and over-dependence on the sales tax increases the vulnerability to recession and possible slower growth in the tax base. A portion of the Fund's dividends may be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
---------------------------

The following information provides some indication of the risks of investing in Intermediate Florida Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown.
The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------
18%

16%
                    7.28                7.50         7.31
14%                       5.18                 5.77
            4.67                                            3.71  2.45
12%                             -1.12

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
      1996   1997   1998   1999   2000   2001   2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______).

Lowest quarterly results for time period shown: -1.92% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/05)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate Florida Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .32%
                                                     -----
            Total Annual Fund Operating Expenses     1.07(2)

(1) Imposed only on redemptions of any part or all of a purchases of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $307    $534     $778     $1,480

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.
The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New York State and City income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. The effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default.
 Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. New York City and New York State revenues have largely recovered from the steep decline that occurred in 2002, but the city and state still face significant structural deficits in upcoming fiscal years. New York State has a larger debt burden, higher tax rates, and more infrastructure needs than most states. These factors could hamper economic growth and reduce financial flexibility in years to come.
A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-------------------------------------------------------------
18%

16%
                   8.31           6.88
14%  6.04                   5.26               2.30
            0.32                        0.85
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

     1998   1999   2000   2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 3.26% (quarter ended
06/30/02).

Lowest quarterly results for time period shown: -1.53% (quarter ended
6/30/03).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/05)

Class A Shares
--------------
                                            Since Inception
                     One Year  Five Years   9/5/97
                     --------  ----------   ----------------
Return Before Taxes        %         %           %

Return After Taxes
on Distributions           %         %           %

Return After Taxes on
Distributions and Sale
of Fund Shares             %         %           %

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                     %         %           %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New York Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                      Class A
                                                      -------
     Management Fee                                     .50%
     Distribution and Service (12b-1) Fees              .25%
     Other Expenses                                     .37%
                                                       -----
            Total Annual Fund Operating Expenses       1.12%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $312    $549      $805    $1,536

Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how Government Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
---------------------------------------------------------------------------
18%

16%
                                                     10.39
14%                                       9.62
                            6.99                7.17
12%                  6.58
              4.29                                           2.38
10%                                0.22

 8%

 6%

 4%

 2%                                                           1.21%

0.00

-2%

-4%

       1996   1997   1998   1999   2000  2001  2002   2003   2004   2005

Highest quarterly results for time period shown: 5.22% (quarter ended
9/30/02).

Lowest quarterly results for time period shown: -2.44% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and returns would be less if the charge was taken into account.

Average Annual Total Returns
---------------------------------------------------------------
(periods ended 12/31/05)

Class A Shares
--------------
                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %


                                     Since Inception
Class B Shares        One Year          (11/1/02)
                      --------       ----------------
Return Before Taxes         %                 %

Lehman Intermediate
Government Bond
Index (reflects no
deduction for fees,
expenses, or taxes)         %                 %

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ----------
Return Before Taxes        %           %              %

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                Class A   Class B  Class C
                                                -------   -------  -------
Maximum Sales Charge (Load) imposed on           1.50%    none      none
purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) on Redemptions (as a       0.50%(1)
5.00%(2) 0.50%(3)percentage of redemption proceeds or original offering price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                             Class A   Class B   Class C
     Management Fee                             .38%      .38%     .38%
     Distribution and Service (12b-1) Fees      .25%     1.00%    1.00%
     Other Expenses                             .36%     1.48%     .41%
                                             _______   _______   _______
     Total Annual Fund Operating Expenses       .99%     2.86%    1.79%(4)

(1) Imposed only on redemptions of any part or all of a purchase greater than $1 million within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class B expenses do not exceed 2.50% and Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $250   $  461   $  689     $1,345
     Class B Shares       789    1,236    1,709      3,185
     Class C Shares       232      563      970      2,105

You would pay the following expenses if you did not redeem your Class B or C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $289    $886    $1,509    $3,185
     Class C Shares       182     563       970     2,105

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Services, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. Debt securities the Fund may purchase include corporate debt obligations, mortgage backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how Income Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year. The average annual total return figures compare Class A and Class C share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------------------
18%

16%

14%                                                          8.71
                  7.58           6.40          9.48
12%                       5.58                         8.16       4.37
                                         0.38
10%                                                                   2.45

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1996    1997    1998    1999   2000   2001  2002  2003  2004  2005

Highest quarterly results for time period shown: ____% (quarter ended
_______).

Lowest quarterly results for time period shown: -2.50% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/05

Class A Shares
--------------       One Year    Five Years    Ten Years
                     --------    ----------    ---------

Return Before Taxes        %           %              %

Return After Taxes
on Distributions           %           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %           %              %

Lehman Intermediate
Govt/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------
Return Before Taxes        %           %              %

Lehman Intermediate
Gov't/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund

Shareholder Fees (fees paid directly from your investment)
---------------
                                                    Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (Load)imposed on            1.50%      none
     purchases as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             0.50%(1)   0.50%(2)
     as a percentage of the lesser of redemption proceeds or original offering price)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .34%       .38%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.09%(3)   1.88%(3)

(1) imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $259    $491    $  742    $1,459
     Class C Shares       241     591     1,016     2,201

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $191    $591    $1,016    $2,201

Thornburg Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund may not achieve its investment goals.

Principal Investment Strategies
------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment advisor, offer prospects for meeting the Fund's investment goals.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.
 The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, great vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Standard & Poor's 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------

70%
     37.82                37.44                        34.99
60%         33.70

50%                22.25
                                                               7.21
40%
                                 3.96
30%                                     -8.11  -24.85

20%

10%

0.00

-10%

-20%

-30%

-40%

     1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 21.63% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -16.11% (quarter ended
9/30/02).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-----------------------------------------------------------
(periods ended 12/31/05)

Class A Shares
--------------       One Year    Five Years      Ten Years
                     --------    ----------      ----------------

Return Before Taxes         %            %             %

Return After Taxes
on Distributions            %            %             %

Return After Taxes on
Distributions and Sale
of Fund Shares              %            %             %

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                      %            %             %

Class B Shares
-------------
                                                  Since Inception
                     One Year     Five Years      4/3/00
                     --------     ----------      ----------------
Return Before Taxes         %             %             %

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                      %             %             %

Class C Shares
-------------

                     One Year     Five Years       Ten Years
                     --------     ----------       ----------------
Return Before Taxes         %            %               %

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                      %            %               %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
---------------------------------------------------------
                                   Class A   Class B   Class C
                                   -------   ------    ------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or
original purchase price,
whichever is lower)                 1.00%(1) 5.00%(2) 1.00%(3)

Redemption Fee (as a percentage
Of amount redeemed)                 1.00(4)  none     none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Value Fund                                Class A   Class B   Class C
----------                                -------   -------   -------

Management Fee                             .80%       .80%     .80%

Distributions and Service (12b-1) Fees     .25%      1.00%    1.00%

Other Expenses                             .35%       .37%     .34%
                                          -----      -----   -----
Total Annual Fund Operating Expenses      1.40%      2.17%    2.14%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.

(4) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any purchase subject to a CDSC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years      10 Years
                   ------      -------      -------      -------
Class A Shares      $586         $873        $1,181       $2,054
Class B shares       720        1,029         1,364        2,503
Class C Shares       317          670         1,149        2,472

You would pay the following expenses if you did not redeem your Class B or Class C shares:
                     1 Year      3 Years      5 Years    10 Years
                     ------      ------      -------     --------
Class B Shares       $220         $679        $1,164      $2,503
Class C Shares        217          670         1,149       2,472

Thornburg International Value Fund

Investment Goals
----------------

International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.
 The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.
 The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments may be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.
Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown.
The average annual total return figures compare Class A, Class B and Class C share performance to the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, a broad measure of market performance.
 Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------

70%    63.39                      40.02

60%

50%                                       17.72

40%
             -1.57  -10.53 -10.45
30%

20%

10%

0.00

-10%

-20%

-30%

-40%

       1999   2000   2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 34.73% (quarter ended
12/31/99).

Lowest quarterly results for time period shown: -17.09% (quarter ended
9/30/01).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/05)

Class A Shares                                 Since Inception
--------------       One Year    Five Years    5/28/98
                     --------    ----------    ----------------

Return Before Taxes        %          %              %

Return After Taxes
on Distributions           %          %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %          %              %

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                     %          %              %

Class B Shares
-------------
                                               Since Inception
                     One Year    Five Years    4/3/00
                     --------    ----------    ----------------
Return Before Taxes        %           %             %

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

Class C Shares                                 Since Inception
--------------       One Year    Five Years    5/28/98
                     --------    ----------    ----------------
Return Before Taxes        %           %              %

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                     %           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Fees and Expenses of the Fund
-------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class A   Class B   Class C
                                   -------   ------   -------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge       1.00% (1) 5.00% (2) 1.00%(3)
(Load) on redemptions (as a
percentage of redemption
proceeds or original purchase
price, whichever is lower)

Redemption Fee (as a percentage
of amount redeemed)                 1.00% (4) None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Class A   Class B   Class C
                                          -------   -------   -------

Management Fee                             .77%      .77%      .77%

Distribution and Service (12b-1) Fees      .25%     1.00%     1.00%

Other Expenses                             .42%      .50%      .39%
                                          _____    ______     _____

Total Annual Fund Operating Expenses      1.44%(5)  2.27%(5)  2.16%

(1) Imposed only on redemptions or any part of all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.

(4) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.

(5) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class B expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class A Shares         $590         $885      $1,201        $2,097
Class B Shares          730        1,059       1,415         2,605
Class C Shares          319          676       1,159         2,493

You would pay the following expenses if you did not redeem your Class B or Class C shares:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class B Shares         $230         $709       $1,215        $2,605
Class C Shares          219          676        1,159         2,493

Thornburg Core Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, a rate exceeding the growth of the U.S. gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------

70%

60%                     56.45

50%

40%
      -19.18
30%            -26.37

20%

10%                            15.38

0.00

-10%

-20%

-30%

-40%

        2001    2002    2003    2004    2005

Highest quarterly results for time period shown:  31.27% (quarter ended
6/30/03).

Lowest quarterly results for time period shown:  -25.26% (quarter ended
6/30/02).

The sales charge for Class A shares if not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Return
-------------------------------------------------------------
(periods ended 12/31/05)

Class A Shares                                 Since Inception
--------------       One Year    Five Years    12/27/00
                     --------    ----------    ----------------

Return Before Taxes         %          %             %

Return After Taxes
on Distributions            %          %             %

Return After Taxes on
Distributions and Sale
of Fund Shares              %          %             %

NASDAQ Index
(reflects no deduction
for fees, expenses, or
taxes)                      %          %             %

Class C Shares
-------------
                                               Since Inception
                     One Year    Five Years    12/27/00
                     --------    ----------    ----------------
Return Before Taxes         %          %             %

NASDAQ Index
(reflects no deduction
for fees, expenses, or
taxes)                      %          %             %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) on Purchases          4.50%      none
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     1.00%(1)   1.00%(2)
      (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
      Redemption Fee (as a percentage of amount
      redeemed)                                        1.00%(3)   None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                              Class A    Class C

     Management Fee                             .88%       .88%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .47%       .49%
                                               -----     ------
           Total Annual Operating Expenses     1.60%(4)   2.37%(4)

(1) Imposed only on redemptions of all or any part of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

(3) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.

(4) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class A Shares     $605     $932       $1,282    $2,265
     Class C Shares      340      739        1,265     2,706

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class C Shares     $240     $739       $1,265    $2,706

Thornburg Investment Income Builder Fund

Investment Goals
----------------
The Fund's primary investment goal is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment goal is long-term capital appreciation. The Fund may not achieve its investment goals.


Principal Investment Strategies
--------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment advisor believes may assist the Fund in pursuing its goals, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise in response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and markets volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
Income Builder Fund Annual Total Returns for Class A Shares
------------------------------------------------------------
70%

60%
      32.05
50%

40%           16.87

30%

20%

10%

0.00

-10%

-20%

-30%

-40%

      2003    2004    2005

Highest quarterly results for time period shown:  16.37% (quarter ended
6/30/03).

Lowest quarterly results for time period shown:  -0.82% (quarter ended
3/31/03).



The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Annual Total Return
-----------------------------------------------------------
(periods ended 12/31/05)

Class A Shares                         Since Inception
--------------          One Year       12/24/02
                        --------       ----------------

Return Before Taxes          %              %

Return After Taxes           %              %
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares               %              %

Blended Benchmark (reflects no
Deduction for fees,
Expenses or taxes)           %              %

Class C Shares                         Since Inception
--------------          One Year       12/24/02
                        --------       ----------------

Return Before Taxes          %              %

Blended Benchmark (reflects no
Deduction for fees,
Expenses or taxes)           %              %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                        Class A   Class C
                                                        -------   -------
   Maximum Sales Charge (Load) on Purchases              4.50%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             1.00%(1) 1.00%(2)

   Redemption Fee (as a percentage of amount redeemed)   1.00%(3) none

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                                   Class A     Class C
                                                   -------     -------
   Management Fee                                   .86%          .86%
   Distribution and Service (12b-1) Fees            .25%         1.00%
   Other Expenses                                   .36%          .37%
                                                   ------        ------
             Total Annual Operating Expenses       1.47%(4)      2.23%(4)

(1) Imposed only on redemptions of purchases of $1 million or more in the event of a redemption within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

(3) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.

(4) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class C expenses are no higher than 1.90%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $593         $894     $1,217       $2,128
     Class C Shares       $326         $697     $1,195       $2,565

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $226         $697     $1,195       $2,565

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments. Information about the Funds' policies and procedures with respect to the disclosure of Fund portfolio investments is available in the Statement of Additional Information.

Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer.
 The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose.
 If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks And Equity Securities
-----------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
---------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes.
 Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities.
 Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares. Government Fund, Value Fund and International Value Fund offer Class B shares. Limited Term National Fund, Limited California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund offer Class C shares. Intermediate New Mexico Fund offers Class D shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance.
 If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial advisor or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the class of shares, the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," and "Buying Class C Shares."

Amounts paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," "Buying Class C Shares" and "Buying Class D Shares."

The Funds' investment advisor (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.


BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is shown in the table on page ___. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Because the annual fees for Class A shares of each Fund are lower than the fees for Class B, C or D shares of the same Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class B, C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class B, C or D shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. This information ordinarily can be shown by account statements for each account relied upon to obtain the sales charge reduction, showing the accountholder names, tax identification number, share amounts, transactions and other information which are a basis for the sales charge reduction. In addition, purchases under the Right of Accumulation may require additional information respecting your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

                                             Class A Shares
                                           Total Sales Charge
                                    As Percentage        As Percentage
                                  of Offering Price    of Net Asset Value
Limited Term (National,
California, Government and
Income Funds)
--------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and up                  0.00%                  0.00%*

Intermediate Term (National,
New Mexico, Florida and New York
-------------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and up                  0.00%                  0.00%*

Equity (Value, International Value,
Growth Fund and Income Builder)
-------------------------------
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
%1,000,000 and over                0.00%                  0.00%*

* There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Limited Term and Intermediate Term Funds shown above, and 1% for Value Fund, International Value Fund, Growth Fund and Income Builder Fund, and may be subject to waiver or reduction. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for any of the Limited Term or Intermediate Term funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order from $2 million to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for any of Value Fund, International Value Fund, Growth Fund and Income Builder Fund of up to 1% for any portion of the order from $1 million to $2 million, 0.7% for any portion of the order from $2 million to $4 million, and 0.5% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of shares in the Fund to obtain the difference. Only purchases of Class A shares of the same Thornburg Fund made through the same account with the same financial advisor will be counted in determining if the goal is met. The dollar price of each purchase of Class A shares of your Fund is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of intent only apply to purchases made after the letter is signed and delivered to your financial advisor.

RIGHTS OF ACCUMULATION. You may qualify for a reduced sales charge when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A, Class B, Class C and Class D shares of all Thornburg Funds (except money market funds) in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares on page __. For this purpose, "qualifying accounts" are defined as follows:

     -Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund's records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares.

      -Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial advisor or firm through which you are making your current purchase of Class A shares.


If you believe you qualify for the discount as to any purchase, you must notify your dealer at the time of purchase to receive a reduced sales charge and must give all applicable account numbers as described above. Please note: the discount will not apply if shares are held through financial advisors or other financial services firms other than the financial advisor through which you are making your current purchase of shares. You should also note that the discount does not apply to shares held in Thornburg Investment Management Separate Accounts.

SALES CHARGE WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds' transfer agent (BFDS) or your financial advisor at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of Value Fund, International Value Fund, Growth Fund and Income Builder Fund Class A shares within 30 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of, the same Fund and through the same account, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by THORNBURG), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% (1% for Value Fund, International Value Fund, Growth Fund and Income Builder Fund) applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1% (1/2 of 1% for Limited Term or Intermediate Term Funds and 1% for Equity Funds) to financial advisors who place orders for these purchases.

BUYING AND SELLING CLASS B SHARES

Class B shares are sold at the NAV next determined after your order is received. Class B shares are subject to a contingent deferred sales charge
(CDSC) if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

CDSC

One Year  2 Yrs.  3 Yrs.  4 Yrs.  5 Yrs.  6 Yrs.  7 Yrs.  8 or More Years
--------  -----    -----  ------  ------   -----   -----   ---------------

5.00%     4.25%   3.50%   2.75%   2.00%   1.25%    .50%        none

The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Shares not subject to the CDSC are considered redeemed first. In addition, the CDSC will be waived for shares redeemed because of
(1) the death of an account holder, (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. Class B shares convert to Class A shares at the end of eight years.

Class B shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class B shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class B shares and to pay for commissions and other distribution expenses. Class B shares are subject to the Distribution Plan fees until conversion to Class A shares at the end of eight years, when the shares are subject only to the Service Fee. Because the service fee and the distribution fee are paid out of the class's assets on an ongoing basis (limited to eight years for the distribution fee), over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Distributor informs financial advisors who sell Fund shares that any order for Class B shares of any Fund offering Class B shares should not be accepted when the value of the order, plus existing account balances that are eligible to be considered for a sales charge discount under the Right of Accumulation for purchases of Class A shares (as described above), equals or exceeds $100,000. The Distributor also will not accept any such order if it determines that the order exceeds the limit, but the information about account balances subject to the Right of Accumulation is often unavailable to the Distributor and the Distributor may not know if the limit will be exceeded. Accordingly, investors considering cumulative purchases of any Class of shares which may qualify for sales charge discounts under the Right of Accumulation should consult with their financial advisors and consider if purchases of Class A shares would be more advantageous.

Investors who do not qualify to purchase Class A shares at a waived or reduced sales charge, who wish to have their entire purchase amount invested immediately, and have a relatively long investment horizon, should consider purchasing Class B shares. Investors who own Class B shares may not exchange into other classes of shares of Thornburg Funds, but they may exchange into Class B shares of Government Fund, Value Fund or International Value Fund.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares except for Intermediate National Fund (3/5 of 1%) and Value Fund, International Value Fund, Growth Fund and Income Builder Fund (1%). The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the time when you set up the plan. See "Systematic Withdrawal Plan" on page __. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Distributor informs financial advisors who sell Fund shares that any order for Class C shares of any Fund offering Class C shares should not be accepted when the value of the order, plus existing account balances that are eligible to be considered for a sales charge discount under the Right of Accumulation for Class A shares (as described above), equals or exceeds $1,000,000. The Distributor also will not accept any such order if it determines that the order exceeds the limit, but the information about account balances subject to the Right of Accumulation is often unavailable to the Distributor and the Distributor may not know if the limit will be exceeded. Accordingly, investors considering cumulative purchases of any Class of shares which may qualify for sales charge discounts under the Right of Accumulation should consult with their financial advisors and consider if purchases of Class A shares would be more advantageous

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

BUYING CLASS D SHARES

Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through your financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

    Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

    Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Written Instructions
---------------------

Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Advisor
-------------------------------

Consult with your financial advisor. Your financial advisor may charge a fee.

Internet Redemption
-------------------

You may redeem shares held in certain accounts by contacting Thornburg at its Website, www.thornburg.com, and following the instructions. A telephone redemption application needs to be completed to redeem via the internet.

Systematic Withdrawal Plan
-------------------------

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $25,000, and the minimum payment is $50.00. Please telephone a Fund Representative at 1-800-847-0200.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $25,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). The STAMP 2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information
----------------

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   .  Account statements after every transaction affecting your account.
   . Monthly account statements (except the Value Fund, International Value Fund, Growth Fund and Income Builder Fund which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts.
 Call 800-847-0200 and speak to a Fund Representative for more information.

Exchanging Shares
-----------------

As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund.
 You should note:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the Prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund or Income Builder Fund Class A shares within 30 days of purchase will be subject to a redemption fee of 1.00% of the shares exchanged. See "Transaction Details - Excessive Trading," below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Thornburg Fund.
   . Class B shares of any Thornburg Fund may be exchanged for Class B shares of any Thornburg Fund which offers Class B shares, subject to the other conditions for exchanges. You will not pay a contingent deferred sales charge (CDSC) on the Class B shares you exchange.
      Any CDSC will be charged when you redeem the shares you received in the exchange. The amount of the CDSC will be based on the period from when you purchased the original shares until you redeem the shares you received in the exchange.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------

Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If a pricing service is unable to provide a valuation considered reliable for a fixed income security held by a Fund, or if a market quotation for an equity security is unavailable or considered unreliable, Thornburg will determine a fair valuation for the security using valuation factors identified in a pricing policy approved by the Trustees. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value. Market prices for portfolio securities may be unreliable because the market quotations are stale due to trading suspensions or the passage of time since the securities were actively traded, or because of events affecting a given securities issuer or group of issuers. These events include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of the exchange. Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of techniques used by Thornburg to reduce excessive trading. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Funds do not accept cash.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance.
 Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders and to recover costs associated with excessive trading, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities are traded on foreign exchanges, are thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.


Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). See also "Exchanging Shares" above.

Applicable to Class A shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund, a redemption fee of 1.00% is charged on redemptions and exchanges of shares within 30 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive the redemption fee in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

Many Fund shares are now held through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors. The firms which establish omnibus accounts may be unable to process and collect redemption fees or may refuse to do so. Consequently, Thornburg may not be able to detect excessive trading through omnibus accounts, and the Funds may not be able to collect redemption fees in some cases when those fees would ordinarily apply.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly.
 Income Builder Fund typically declares investment income dividends daily and pays these dividends quarterly. Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow the same practice. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES
Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund (the "Municipal Funds") intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund

Distributions to shareholders representing net investment income net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Florida does not currently impose an income tax on individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund's shares if the Fund's assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivision and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.


INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:

                       Advisory Fee Rate  Administrative Services Rate
                          -----------------  ----------------------------
                            Year (or fiscal period) Ended September 30, 2005
                            ------------------------------------------------
     Limited Term National Fund          .41%              .125%

     Limited Term California Fund        .50%              .125%

     Intermediate National Fund,
     Intermediate New Mexico Fund,
     Intermediate Florida Fund and
     Intermediate New York Fund          .50%              .125%

     Limited Term Government Fund        .375%             .125%

     Limited Term Income Fund            .50%              .125%

     Value Fund                          .80%              .125%

     International Value Fund            .77%              .125%

     Growth Fund                         .875%             .125%

     Income Builder Fund                 .86%              .125%

The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets.
 Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares".


Portfolio Managers
------------------
George T. Strickland, who is a Managing Director of Thornburg, is the portfolio manager for the Municipal Funds. Mr. Strickland joined Thornburg in 1991, performing municipal bond credit analysis and portfolio management. He became the co-manager of the Municipal Funds in 1998, and the portfolio manager in 2000. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds. Before joining Thornburg, Mr. Strickland was employed by the Calvert Group. He received his BA from Davidson College and his MBA in Finance from the University of Maryland.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of the Government Fund and Income Fund. Mr. Bohlin joined Thornburg in
1984 as an associate. He has been the portfolio manager of Government Fund since 1988 and has been the portfolio manager for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing Government Fund and Income Fund. Mr. Bohlin is a graduate of St. John's College, Santa Fe, New Mexico.

William V. Fries, CFA a Managing Director of Thornburg, is the portfolio manager of Value Fund and International Value Fund. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Mr. Fries is assisted by other employees for Thornburg in managing Value Fund and International Value Fund. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with USAA Investment Management Company. Mr. Fries began his investment career as a securities analyst and bank investment officer, and received his designation as a Chartered Financial Analyst in 1974.

Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of Growth Fund. Mr. Motola joined Thornburg and became the portfolio manager for Growth Fund in 2001. He is assisted by other employees of Thornburg in managing Growth Fund. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager (1998-2001), associate portfolio manager (1997-1998), equity trader (1995-1997) and equity specialist (1995-1997)) at other investment management firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is a Chartered Financial Analyst, received BAs in English, History and Medieval Studies from the University of California at Santa Barbara, and received his MBA from the Haas School of Business, University of California at Berkeley.

Income Builder Fund's investments are managed by three portfolio co-managers, Brian J. McMahon, Steven J. Bohlin and Brad Kinkelaar, all of whom are managing directors of Thornburg.

Brian J. McMahon joined Thornburg in 1984, is its president and chief investment officer, and generally directs Thornburg's investment activities. He has participated in the management of Income Builder Fund since its inception in 2002. Before joining Thornburg, Mr. McMahon was employed in various corporate finance positions by Norwest Bank. He received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School, Dartmouth College.

Steven J. Bohlin has participated in the management of Income Builder Fund since its inception in 2002. Mr. Bohlin's biographical information is noted above.

Brad Kinkelaar has performed equity investment analysis and portfolio management since joining Thornburg in 1999. He has participated in equity portfolio management for Value Fund and International Value Fund, and has participated in the management of Income Builder Fund since its inception in 2002. Before joining Thornburg, Mr. Kinkelaar was an equity analyst for State Farm Insurance Company. He received his BA from Eastern Illinois University and his MBA from the Kellogg School of Management, Northwestern University.

Messrs McMahon, Bohlin and Kinkelaar are assisted by other employees of Thornburg in managing Income Builder Fund.

Additional information about the portfolio managers, including other accounts they manage, the determination of their compensation and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


TRUSTEES
---------

     The Funds are managed by Thornburg Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg Founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.


David A. Ater, 60, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.


David D. Chase, 63, Trustee since 2001, Chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.


Eliot R. Cutler, 58, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.


Susan H. Dubin, 56, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.


Owen D. Van Essen, 51, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.


James W. Weyhrauch, 45, Trustee since 1996, member of Audit Committee

     James Weyhrauch is a real estate agent in Santa Fe, New Mexico. He was Executive Vice President, and from 2002-2004 President, of
     Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Limited Term National Fund and Limited Term California Fund were, until June 21, 2004, series of another investment company, when they were reorganized as Funds of the Trust. Information for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund includes a three month period from July 1, 2004 to September 30, 2004, because the fiscal year of those Funds was changed from a year ending on June 30 to a year ending September 30 commencing July 1, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2005 for each Fund appears in the Annual Report for the Fund, which has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund's financial statements, is included in each Fund's Annual Report, which is available upon request. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."




FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-------------------------------------        Year Ended    Three Months Ended              Year Ended June 30,
                                             Sept 30,      Sept 30,           ----------------------------------------
                                             2005          2004 (c)         2004          2003       2002       2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period         $13.83        $13.68        $14.01        $13.65     $13.44     $13.06
                                             ------        ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                       0.40          0.09          0.40          0.45       0.52       0.58
   Net realized and unrealized
     gain (loss) on investments               (0.24)         0.15         (0.33)         0.36       0.21       0.38
                                             -------       ------         -------       ------     ------     ------
Total from investment operations               0.16          0.24          0.07          0.81       0.73       0.96
Less dividends from:
   Net investment income                      (0.40)        (0.09)        (0.40)        (0.45)     (0.52)     (0.58)
                                              ------        -------       -------       ------     ------     ------
Change in net asset value                     (0.24)         0.15         (0.33)         0.36       0.21       0.38
Net asset value, end of period               $13.59        $13.83        $13.68        $14.01     $13.65     $13.44
                                             =======        ======        =======       ======     ======     ======
Total return (a)                               1.16%         1.78%         0.47%         5.99%      5.54%      7.49%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                       2.91%         2.69% (b)      2.85%         3.20%      3.83%      4.36%
   Expenses, after expense reductions          0.90%         0.89% (b)      0.91%         0.93%      0.95%      0.99%
   Expenses, after expense reductions
     and net of custody credits                0.90%         0.89% (b)      0.91%         0.93%      0.95%        -
   Expenses, before expense reductions         0.90%         0.89% (b)      0.91%         0.93%      0.96%      0.99%
Portfolio turnover rate                       27.80%         4.57%         21.37%        15.81%     19.59%     25.37%
Net assets at end of period (000)          $967,650    $1,039,050     $1,047,482      $998,878   $785,145   $654,157

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.


FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term Municipal Fund
-------------------------------------
                                               Year Ended      Three Months Ended            Year Ended June 30,
                                               Sept 30,        Sept 30,        ----------------------------------------
                                               2005            2004 (c)        2004         2003       2002       2001
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period           $13.86          $13.70        $14.04        $13.67     $13.46     $13.08
                                               ------           ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                         0.36            0.08          0.36          0.41       0.47       0.53
   Net realized and unrealized
     gain (loss) on investments                 (0.24)           0.16         (0.34)         0.37       0.21       0.38
                                               -------           ------       ------        ------     ------     ------
Total from investment operations                 0.12            0.24          0.02          0.78       0.68       0.91
Less dividends from:
   Net investment income                        (0.36)          (0.08)        (0.36)        (0.41)     (0.47)     (0.53)
                                                ------          -------       ------        ------     ------     ------
Change in net asset value                       (0.24)           0.16         (0.34)         0.37       0.21       0.38
Net asset value, end of period                 $13.62          $13.86        $13.70        $14.04     $13.67     $13.46
                                                ======          ======        ======        ======     ======     ======
Total return (a)                                 0.89%           1.79%        (0.12)%        5.78%      5.13%      7.07%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         2.63%          2.43% (b)     2.56%         2.89%      3.42%      3.96%
   Expenses, after expense reductions            1.18%          1.15% (b)     1.19%         1.18%      1.33%      1.38%
   Expenses, after expense reductions
     and net of custody credits                  1.18%          1.15% (b)     1.19%         1.18%      1.33%        -
   Expenses, before expense reductions           1.68%          1.65% (b)     1.69%         1.68%      1.80%      1.85%
Portfolio turnover rate                         27.80%          4.57%        21.37%        15.81%     19.59%     25.37%
Net assets at end of period (000)            $140,606       $156,870      $155,458      $137,559    $57,258    $24,773
<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
-----------------------------------------------   Year Ended   Period Ended               Year Ended June 30,
                                                  Sept 30      Sept 30,           ----------------------------------
                                                  2005         2004 (c)     2004          2003       2002       2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period              $13.02      $12.87       $13.20        $12.96     $12.79     $12.59
                                                  ------      ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                            0.36        0.08          0.35          0.38       0.46       0.54
   Net realized and unrealized
     gain (loss) on investments                    (0.23)       0.15         (0.33)         0.24       0.17       0.20
                                                  -------      ------        ------        ------     ------     ------
Total from investment operations                    0.13        0.23          0.02          0.62       0.63       0.74
Less dividends from:
   Net investment income                           (0.36)      (0.08)        (0.35)        (0.38)     (0.46)     (0.54)
                                                  -------      ------        ------        ------     ------     ------
Change in net asset value                          (0.23)       0.15         (0.33)         0.24       0.17       0.20
Net asset value, end of period                    $12.79      $13.02        $12.87        $13.20     $12.96     $12.79
                                                  =======     ======        ======        ======     ======     ======
Total return (a)                                    0.98%       1.81%         0.13%         4.83%      5.03%      6.00%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            2.75%       2.53% (b)     2.66%         2.87%      3.58%      4.26%
   Expenses, after expense reductions               1.00%       0.99% (b)     0.99%         0.99%      1.00%      0.99%
   Expenses, after expense reductions
     and net of custody credits                     0.99%       0.99% (b)     0.99%         0.99%      0.99%        -
   Expenses, before expense reductions              1.02%       1.05% (b)     1.04%         1.02%      1.01%      1.05%
Portfolio turnover rate                            26.33%       4.18% (b)    23.80%        26.03%     25.16%     15.45%
Net assets at end of period (000)               $111,102    $134,588      $131,158      $149,269   $115,237    $89,967

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.


FINANCIAL HIGHLIGHTS Continued
Thornburg California Limited Term Municipal Fund
------------------------------------------------  Year Ended   Three Months Ended            Year Ended June 30,
                                                  Sept 30,     Sept 30,     ----------------------------------------
                                                  2005         2004 (c)     2004          2003       2002       2001
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period              $13.03      $12.88        $13.21        $12.97     $12.80     $12.61
                                                  ------      ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                            0.32        0.07          0.32          0.34       0.41       0.49
   Net realized and unrealized
     gain (loss) on investments                    (0.23)       0.15         (0.33)         0.24       0.17       0.19
                                                   ------      ------        ------        ------     ------     ------
Total from investment operations                    0.09        0.22         (0.01)         0.58       0.58       0.68
Less dividends from:
   Net investment income                           (0.32)      (0.07)        (0.32)        (0.34)     (0.41)     (0.49)
                                                   ------      ------        ------        ------     ------     ------
Change in net asset value                          (0.23)       0.15         (0.33)         0.24       0.17       0.19
Net asset value, end of period                    $12.80      $13.03        $12.88        $13.21     $12.97     $12.80
                                                  ======      ======        ======        ======     ======     ======
Total return                                        0.73%       1.75%        (0.12)%        4.51%      4.60%      5.49%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            2.50%       2.28% (b)     2.41%         2.56%      3.15%      3.86%
   Expenses, after expense reductions               1.25%       1.24 (b)      1.24%         1.30%      1.38%      1.40%
   Expenses, after expense reductions
     and net of custody credits                     1.24%       1.24% (b)     1.24%         1.30%      1.37%        -
   Expenses, before expense reductions              1.82%       1.87% (b)     1.86%         1.80%      1.86%      2.01%
Portfolio turnover rate                            26.33%       4.18%        23.80%        26.03%     25.16%     15.45%
Net assets at end of period (000)                $20,021     $21,941       $22,363       $22,487    $16,081     $6,392
<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.


FINANCIAL HIGHLIGHTS
Thornburg Intermediate Municipal Fund                                             Year Ended September 30
-------------------------------------                                       -------------------------------
                                                  2005          2004         2003       2002       2001

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year               $13.48       $13.56        $13.67     $13.28     $12.78
                                                 ------       ------        ------     ------     ------
Income from investment operations:
   Net investment income                           0.49         0.52          0.52       0.56       0.62
   Net realized and unrealized
     gain (loss) on investments                   (0.15)       (0.08)        (0.11)      0.39       0.50
                                                 -------       ------        ------     ------     ------
Total from investment operations                   0.34         0.44          0.41       0.95       1.12
Less dividends from:
   Net investment income                          (0.49)       (0.52)        (0.52)     (0.56)     (0.62)
                                                  ------       ------        ------     ------     ------
Change in net asset value                         (0.15)       (0.08)        (0.11)      0.39       0.50

Net asset value, end of year                     $13.33       $13.48        $13.56     $13.67     $13.28
                                                 ======       ======        ======     ======     ======
Total return (a)                                   2.57%        3.29%         3.11%      7.39%      8.94%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           3.66%        3.83%(b)      3.87%      4.23%      4.73%
   Expenses, after expense reductions              0.99%        0.98%(b)      0.99%      0.92%      0.82%
   Expenses, after expense reductions
     and net of custody credits                    0.99%        0.98%(b)      0.99%      0.92%        -
   Expenses, before expense reductions             1.01%        0.98%(b)      1.00%      1.00%      1.02%
Portfolio turnover rate                           20.06%       11.81%        15.13%     16.36%     18.24%
Net assets at end of year (000)                $362,783     $370,227      $390,080   $414,150   $338,931

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg Intermediate Municipal Fund                                        Year Ended September 30
-----------------------------------                                          --------------------------
                                               2005            2004          2003       2002       2001

Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year             $13.50         $13.58        $13.69     $13.30     $12.79
                                               ------         ------        ------     ------     ------
Income from investment operations:
   Net investment income                         0.46           0.48          0.47       0.51       0.57
   Net realized and unrealized
     gain (loss) on investments                 (0.16)         (0.08)        (0.11)      0.39       0.51
                                               -------         ------        ------     ------     ------
Total from investment operations                 0.30           0.40          0.36       0.90       1.08
Less dividends from:
   Net investment income                        (0.46)         (0.48)        (0.47)     (0.51)     (0.57)
                                               -------         ------        ------     ------     ------
Change in net asset value                       (0.16)         (0.08)        (0.11)      0.39       0.51

Net asset value, end of year                   $13.34         $13.50        $13.58     $13.69     $13.30
                                               ======         ======        ======     ======     ======
Total return                                     2.24%          3.02%         2.73%      6.97%      8.59%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         3.41%          3.57%         3.50%      3.84%      4.33%
   Expenses, after expense reductions            1.25%          1.24%         1.35%      1.30%      1.21%
   Expenses, after expense reductions
     and net of custody credits                  1.24%          1.24%         1.35%      1.30%        -
   Expenses, before expense reductions           1.80%          1.78%         1.80%      1.80%      1.83%
Portfolio turnover rate                         20.06%         11.81%        15.13%     16.36%     18.24%
Net assets at end of year (000)               $55,382        $57,979       $60,707    $47,155    $40,002



FINANCIAL HIGHLIGHTS
Thornburg New Mexico Intermediate Municipal Fund
------------------------------------------------                               Year Ended September 30
                                                                             ---------------------------
                                                 2005           2004         2003       2002       2001

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.40        $13.46        $13.42     $13.16     $12.85
Income from investment operations:              ------        ------        ------     ------     ------
   Net investment income                          0.43          0.45          0.48       0.53       0.59
   Net realized and unrealized
     gain (loss) on investments                  (0.18)        (0.06)         0.04       0.26       0.31
                                                -------        ------        ------     ------     ------
Total from investment operations                  0.25          0.39          0.52       0.79       0.90
Less dividends from:
   Net investment income                         (0.43)        (0.45)        (0.48)     (0.53)     (0.59)
                                                -------        ------        ------     ------     ------
Change in net asset value                        (0.18)        (0.06)         0.04       0.26       0.31

Net asset value, end of year                    $13.22        $13.40        $13.46     $13.42     $13.16
                                                ======        ======        ======     ======     ======
Total return (a)                                  1.88%         3.00%         3.93%      6.16%      7.12%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.22%         3.40%         3.55%      4.01%      4.49%
   Expenses, after expense reductions             0.99%         0.96%         0.97%      0.98%      1.01%
   Expenses, after expense reductions
     and net of custody credits                   0.98%         0.96%         0.97%      0.98%        -
   Expenses, before expense reductions            0.99%         0.96%         0.97%      1.00%      1.01%
Portfolio turnover rate                          16.63%        14.66%        16.53%     21.35%     18.77%
Net assets at end of year (000)               $212,335      $208,435      $216,766   $192,749   $158,645

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg New Mexico Intermediate Municipal Fund
------------------------------------------------                              Year Ended September 30
                                                                ----------------------------------------
                                                   2005         2004         2003       2002       2001
Class D Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $13.41      $13.47        $13.43     $13.16     $12.85
                                                  ------      ------        ------     ------     ------
Income from investment operations:
   Net investment income                            0.39        0.42          0.44       0.49       0.55
   Net realized and unrealized
     gain (loss) on investments                    (0.18)      (0.06)         0.04       0.27       0.31
                                                  -------      ------        ------     ------     ------
Total from investment operations                    0.21        0.36          0.48       0.76       0.86
Less dividends from:
   Net investment income                           (0.39)      (0.42)        (0.44)     (0.49)     (0.55)
                                                  -------      ------        ------     ------     ------
Change in net asset value                          (0.18)      (0.06)         0.04       0.27       0.31
Net asset value, end of year                      $13.23      $13.41        $13.47     $13.43     $13.16
                                                  ======      ======        ======     ======     ======
Total return                                        1.62%       2.70%         3.63%      5.94%      6.84%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            2.96%       3.11%         3.24%      3.64%      4.23%
   Expenses, after expense reductions               1.25%       1.25%         1.25%      1.25%      1.27%
   Expenses, after expense reductions
     and net of custody credits                     1.24%       1.24%         1.25%      1.25%        -
   Expenses, before expense reductions              1.83%       1.83%         1.88%      2.00%      2.40%
Portfolio turnover rate                            16.63%      14.66%        16.53%     21.35%     18.77%
Net assets at end of year (000)                  $18,577     $14,051       $14,658     $9,719     $2,831



FINANCIAL HIGHLIGHTS
Thornburg Florida Intermediate Municipal Fund
---------------------------------------------                                    Year Ended September 30
                                                                             ----------------------------
                                                   2005              2004         2003       2002       2001

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $12.40      $12.46        $12.57     $12.24     $11.73
                                                  ------      ------        ------     ------     ------
Income from investment operations:
   Net investment income                            0.39        0.40          0.45       0.52       0.55
   Net realized and unrealized
     gain (loss) on investments                    (0.16)      (0.06)        (0.11)      0.33       0.51
                                                  -------      ------        ------     ------     ------
Total from investment operations                    0.23        0.34          0.34       0.85       1.06
Less dividends from:
   Net investment income                           (0.39)      (0.40)        (0.45)     (0.52)     (0.55)
                                                  -------      ------        ------     ------     ------
Change in net asset value                          (0.16)      (0.06)        (0.11)      0.33       0.51

Net asset value, end of year                      $12.24      $12.40        $12.46     $12.57     $12.24
                                                  ======      ======        ======     ======     ======
Total return (a)                                    1.92%       2.76%         2.77%      7.10%      9.20%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            3.20%       3.20%         3.60%      4.18%      4.55%
   Expenses, after expense reductions               1.00%       0.89%         0.91%      0.85%      0.89%
   Expenses, after expense reductions
     and net of custody credits                     0.99%       0.89%         0.91%      0.84%        -
   Expenses, before expense reductions              1.07%       1.03%         1.01%      1.06%      1.10%
Portfolio turnover rate                            27.67%      36.69%        30.98%     30.28%     22.99%
Net assets at end of year (000)                  $50,559     $57,690       $53,912    $41,860    $28,934

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS
Thornburg New York Intermediate Municipal Fund   Year Ended   Three Months             Year Ended June 30
                                                 Sept 30,     Ended Sept 30, -------------------------------------
                                                  2005         2004 (c)      2004       2003       2002       2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period             $12.64       $12.46       $12.86      $12.63     $12.55     $12.16
Income from investment operations:               ------       ------       ------      ------     ------     ------
   Net investment income                           0.42         0.10         0.45        0.51       0.54       0.62
   Net realized and unrealized
     gain (loss) on investments                   (0.20)        0.18        (0.40)       0.25       0.08       0.39
                                                 -------       ------      -------      ------     ------     ------
Total from investment operations                   0.22         0.28         0.05        0.76       0.62       1.01
Less dividends from:
   Net investment income                          (0.42)       (0.10)       (0.45)      (0.51)     (0.54)     (0.62)
   Net realized gains                               -            -            -         (0.02)       -          -
                                                 -------       ------       ------      ------     ------     ------
Total distributions                               (0.42)       (0.10)       (0.45)      (0.53)     (0.54)     (0.62)
                                                 -------       ------       ------      ------     ------     ------
Change in net asset value                         (0.20)        0.18        (0.40)       0.23       0.08       0.39
Net asset value, end of period                   $12.44       $12.64       $12.46      $12.86     $12.63     $12.55
                                                 ======       ======       ======      ======     ======     ======
Total return (a)                                   1.73%        2.26%        0.36%       6.16%      5.05%      8.44%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           3.31%        3.19%(b)     3.51%       4.02%      4.29%      4.95%
   Expenses, after expense reductions              1.00%        0.99%(b)     0.99%       0.93%      0.87%      0.87%
   Expenses, after expense reductions
     and net of custody credits                    0.99%        0.99%(b)     0.99%       0.93%      0.87%        -
   Expenses, before expense reductions             1.12%        1.18%(b)     1.11%       1.10%      1.09%      1.13%
Portfolio turnover rate                           28.70%        4.27%       13.46%      15.57%     17.66%     21.96%
Net assets at end of period (000)               $41,375      $45,543      $42,551     $39,764    $32,076    $25,855

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.


FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------                                     Year Ended September 30
                                                                             --------------------------
                                                   2005         2004         2003       2002       2001

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year               $13.01       $13.23        $13.27     $12.77     $12.03
Income from investment operations:               ------       ------        ------     ------     ------
   Net investment income                           0.32         0.35          0.47       0.58       0.67
   Net realized and unrealized
     gain (loss) on investments                   (0.24)       (0.22)        (0.04)      0.50       0.74
                                                 -------      ------         ------     ------     ------
Total from investment operations                   0.08         0.13          0.43       1.08       1.41
Less dividends from:
   Net investment income                          (0.33)       (0.35)        (0.47)     (0.58)     (0.67)
                                                  ------      ------         ------     ------     ------
Change in net asset value                         (0.25)       (0.22)        (0.04)      0.50       0.74
Net asset value, end of year                     $12.76       $13.01        $13.23     $13.27     $12.77
                                                 ======       ======        ======     ======     ======
Total return (a)                                   0.66%        1.04%         3.29%      8.75%     12.02%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           2.50%        2.72          3.53%      4.53%      5.39%
   Expenses, after expense reductions              0.99%        0.92          0.92%      0.93%      0.99%
   Expenses, after expense reductions
     and net of custody credits                    0.98%        0.91          0.90%      0.92%        -
   Expenses, before expense reductions             0.99%        0.92          0.92%      0.93%      0.99%
Portfolio turnover rate                           18.00%       12.39%        35.06%      4.34%     15.23%
Net assets at end of year (000)                $138,422     $163,530      $176,876   $155,864   $105,348

<Fa>  Sales loads are not reflected in computing total return.



FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term U.S. Government Fund
-------------------------------------------
                                                                  Year Ended       Period Ended
                                                                   Sept 30,        Sept 30, 2003(c)
                                                   2005             2004
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period              $12.98           $13.22              $13.12
Income from investment operations:                ------           ------              ------
   Net investment income                            0.13             0.21                0.37
   Net realized and unrealized
     gain (loss) on investments                    (0.24)           (0.24)               0.10
                                                  -------           ------              ------
Total from investment operations                   (0.11)           (0.03)               0.47
Less dividends from:
   Net investment income                           (0.14)           (0.21)              (0.37)
                                                  -------           ------              ------
Change in net asset value                          (0.25)           (0.24)               0.10

Net asset value, end of period                    $12.73           $12.98              $13.22
                                                  ======           ======              ======
Total return (a)                                   (0.82)%          (0.24)%              3.60%
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            1.03%            1.65%               2.93%(b)
   Expenses, after expense reductions               2.46%            1.99%               1.35%(b)
   Expenses, after expense reductions
     and net of custody credits                     2.45%            1.99%               1.33%(b)
   Expenses, before expense reductions              2.86%            2.74%               3.32%(b)
Portfolio turnover rate                            18.00%           12.39%              35.06%
Net assets at end of period (000)                 $1,875           $2,396              $3,073

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class B shares was November 1, 2002.


FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term U.S. Government Fund
-------------------------------------------                                  Year Ended September 30
                                                                         -----------------------------
                                                  2005         2004         2003        2002       2001

Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year               $13.09       $13.31        $13.35     $12.85     $12.10
Income from investment operations:               ------       ------        ------     ------     ------
   Net investment income                           0.29         0.31          0.43       0.54       0.62
   Net realized and unrealized
     gain (loss) on investments                   (0.24)       (0.22)        (0.04)      0.50       0.75
                                                 -------       ------        ------     ------     ------
Total from investment operations                   0.05         0.09          0.39       1.04       1.37
Less dividends from:
   Net investment income                          (0.30)       (0.31)        (0.43)     (0.54)     (0.62)
                                                 -------       ------        ------     ------     ------
Change in net asset value                         (0.25)       (0.22)        (0.04)      0.50       0.75

Net asset value, end of year                     $12.84       $13.09        $13.31     $13.35     $12.85
                                                 ======       ======        ======     ======     ======
Total return (a)                                   0.41%        0.73%         2.96%      8.33%     11.60%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           2.24%        2.40%         3.14%      4.13%      4.89%
   Expenses, after expense reductions              1.25%        1.24%         1.24%      1.28%      1.41%
   Expenses, after expense reductions
     and net of custody credits                    1.24%        1.24%         1.22%      1.27%        -
   Expenses, before expense reductions             1.79%        1.76%         1.76%      1.78%      2.01%
Portfolio turnover rate                           18.00%       12.39%        35.06%      4.34%     15.23%
Net assets at end of year (000)                 $32,821      $43,404       $56,166    $30,587    $12,704



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------                                              Year Ended September 30
                                                                             ---------------------------
                                                   2005         2004         2003       2002       2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year
Net asset value, beginning of year               $12.80       $12.99        $12.79     $12.55     $11.89
                                                 ------       ------        ------     ------     ------
Income from investment operations:
   Net investment income                           0.46         0.43          0.51       0.61       0.73
   Net realized and unrealized
     gain (loss) on investments                   (0.28)       (0.19)         0.20       0.24       0.66
                                                 -------       ------        ------     ------     ------
Total from investment operations                   0.18         0.24          0.71       0.85       1.39
Less dividends from:
   Net investment income                          (0.47)       (0.43)        (0.51)     (0.61)     (0.73)
   Return of Capital                                -            -             -          -          -
                                                 -------       ------        ------     ------     ------
Change in net asset value                         (0.29)       (0.19)         0.20       0.24       0.66
Net asset value, end of year                     $12.51       $12.80        $12.99     $12.79     $12.55
                                                 ======       ======        ======     ======     ======
Total return (a)                                   1.44%        1.96%         5.56%      7.05%     12.05%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           3.52%        3.33%         3.91%      4.88%      5.94%
   Expenses, after expense reductions              1.00%        0.99%         0.99%      0.99%      1.00%
   Expenses, after expense reductions
     and net of custody credits                    0.99%        0.99%         0.99%      0.99%        -
   Expenses, before expense reductions             1.09%        1.07%         1.04%      1.10%      1.16%
Portfolio turnover rate                           23.16%       22.73%        18.86%     21.63%     20.54%
Net assets at end of year (000)                $212,881     $230,256      $184,497   $104,710    $56,036

<Fa>  Sales loads are not reflected in computing total return.



FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term Income Fund
----------------------------------                                            Year Ended September 30
                                                                             --------------------------
                                                  2005          2004         2003       2002       2001
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year
Net asset value, beginning of year               $12.78       $12.97        $12.77     $12.53     $11.87
Income from investment operations:               ------       ------        ------     ------     ------
   Net investment income                           0.43         0.40          0.46       0.56       0.68
   Net realized and unrealized
     gain (loss) on investments                   (0.28)       (0.19)         0.20       0.24       0.66
                                                 -------       ------        ------     ------     ------
Total from investment operations                   0.15         0.21          0.66       0.80       1.34
Less dividends from:
   Net investment income                          (0.44)       (0.40)        (0.46)     (0.56)     (0.68)
   Return of Capital                                -            -             -          -          -
                                                 -------       ------         ------     ------     ------
Change in net asset value                         (0.29)       (0.19)         0.20       0.24       0.66

Net asset value, end of year                     $12.49       $12.78        $12.97     $12.77     $12.53
                                                 ======       ======        ======     ======     ======
Total return                                       1.19%        1.70%         5.20%      6.63%     11.61%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           3.27%        3.07%(b)      3.56%      4.45%      5.52%
   Expenses, after expense reductions              1.25%        1.25%(b)      1.33%      1.39%      1.41%
   Expenses, after expense reductions
     and net of custody credits                    1.24%        1.24%(b)      1.33%      1.39%        -
   Expenses, before expense reductions             1.88%        1.87%(b)      1.92%      1.93%      2.13%
Portfolio turnover rate                           23.16%       22.73%        18.86%     21.63%     20.54%
Net assets at end of year (000)                 $59,355      $65,398       $54,926    $30,258    $15,219



FINANCIAL HIGHLIGHTS                                                               Year Ended September 30
Thornburg Value Fund                                                           ------------------------------
--------------------                             2005           2004           2003         2002         2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year             $28.11         $26.29          $20.73       $26.04       $32.98
Income from investment operations:             ------         ------          ------       ------       ------
   Net investment income                         0.32           0.20            0.15         0.00(c)      0.02
   Net realized and unrealized
     gain (loss) on investments                  4.64           1.81            5.45        (5.31)       (6.38)
                                               ------          ------          ------       ------       ------
Total from investment operations                 4.96           2.01            5.60        (5.31)       (6.36)
Less dividends from:
   Net investment income                        (0.28)         (0.19)          (0.02)         -          (0.25)
   Net realized gains                             -              -               -            -          (0.25)
   Return of Capital                              -              -             (0.02)         -          (0.08)
                                               -------         ------          ------       ------       ------
Total dividends                                 (0.28)         (0.19)          (0.04)         -          (0.58)
                                               -------         ------          ------       ------       ------
Change in net asset value                        4.68           1.82            5.56        (5.31)       (6.94)
Net asset value, end of year                   $32.79         $28.11          $26.29       $20.73       $26.04
                                               ======         ======          ======       ======       ======
Total return (a)                                17.70%          7.61%          27.02%      (20.39)%     (19.59)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         1.05%          0.69%           0.66%        0.00% (b)    0.07%
   Expenses, after expense reductions            1.40%          1.37%           1.43%        1.40%        1.37%
   Expenses, after expense reductions
     and net of custody credits                  1.40%          1.37%           1.43%        1.40%         -
   Expenses, before expense reductions           1.40%          1.37%           1.43%        1.40%        1.38%
Portfolio turnover rate                         58.90%         68.74%          82.89%       76.37%       71.81%
Net assets at end of year (000)              $972,478     $1,086,448        $994,043     $809,229   $1,078,582

<Fa>  Sales loads are not reflected in computing total return.
<Fb>  The ratio of net investment loss to average net assets is less than 0.01%.
<Fc>  Net investment loss per share is less than 0.01.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued                                                Year Ended September 30
Thornburg Value Fund                                                         ---------------------------
--------------------                               2005         2004         2003       2002       2001
Class B Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year                $27.13      $25.47        $20.22     $25.61     $32.63
Income from investment operations:                ------      ------        ------     ------     ------
   Net investment income                            0.08       (0.03)        (0.05)     (0.22)     (0.24)
   Net realized and unrealized
     gain (loss) on investments                     4.47        1.74          5.30      (5.17)     (6.31)
                                                  ------      ------        ------     ------     ------
Total from investment operations                    4.55        1.71          5.25      (5.39)     (6.55)
Less dividends from:
   Net investment income                           (0.08)      (0.05)          -          -        (0.19)
   Net realized gains                                -           -             -          -        (0.25)
   Return of Capital                                 -           -             -          -        (0.03)
                                                  -------      ------        ------     ------     ------
Total dividends                                    (0.08)      (0.05)          -          -        (0.47)
                                                  -------      ------        ------     ------     ------
Change in net asset value                           4.47        1.66          5.25      (5.39)     (7.02)
Net asset value, end of period                    $31.60      $27.13        $25.47     $20.22     $25.61
                                                  ======      ======        ======     ======     ======
Total return                                       16.78%       6.71%        25.96%    (21.05)%   (20.35)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            0.27%      (0.12)%       (0.22)%    (0.85)%    (0.83)%
   Expenses, after expense reductions               2.17%       2.18%         2.31%      2.25%      2.27%
   Expenses, after expense reductions
     and net of custody credits                     2.17%       2.18%         2.31%      2.25%       -
   Expenses, before expense reductions              2.17%       2.20%         2.32%      2.25%      2.30%
Portfolio turnover rate                            58.90%      68.74%        82.89%     76.37%     71.81%
Net assets at end of period (000)                $92,410     $93,508       $89,661    $70,682    $68,740

+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued                                                  Year Ended September 30
Thornburg Value Fund                                                        ----------------------------
--------------------                               2005         2004         2003       2002       2001
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year                $27.40      $25.70        $20.40     $25.82     $32.80
Income from investment operations:                ------      ------        ------     ------     ------
   Net investment income                            0.09       (0.02)        (0.04)     (0.20)     (0.22)
   Net realized and unrealized
     gain (loss) on investments                     4.51        1.77          5.34      (5.22)     (6.34)
                                                  ------       ------        ------     ------     ------
Total from investment operations                    4.60        1.75          5.30      (5.42)     (6.56)
Less dividends from:
   Net investment income                           (0.08)      (0.05)          -          -        (0.16)
   Net realized gains                                -           -             -          -        (0.25)
   Return of Capital                                 -           -             -          -        (0.01)
                                                  -------      ------        ------     ------     ------
Total dividends                                    (0.08)      (0.05)          -          -        (0.42)
                                                  -------      ------        ------     ------     ------
Change in net asset value                           4.52        1.70          5.30      (5.42)     (6.98)
Net asset value, end of year                      $31.92      $27.40        $25.70     $20.40     $25.82
                                                  ======      ======        ======     ======     ======
Total return                                       16.80%       6.81%        25.98%    (20.99)%   (20.24)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            0.31%      (0.07)%       (0.16)%    (0.77)%    (0.74)%
   Expenses, after expense reductions               2.14%       2.14%         2.25%      2.17%      2.18%
   Expenses, after expense reductions
     and net of custody credits                     2.14%       2.14%         2.25%      2.17%        -
   Expenses, before expense reductions              2.14%       2.15%         2.25%      2.17%      2.19%
Portfolio turnover rate                            58.90%      68.74%        82.89%     76.37%     71.81%
Net assets at end of year (000)                 $446,567    $475,296      $441,103   $368,038   $437,199
+     Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg International Value Fund                                            Year Ended September 30,
                                                                             --------------------------
                                                  2005          2004         2003       2002       2001
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year               $18.18       $14.95        $11.88     $12.37     $16.64
Income from investment operations:               ------       ------        ------     ------     ------
   Net investment income                           0.18         0.15          0.06       0.03       0.03
   Net realized and unrealized
     gain (loss) on investments                    4.63         3.08          3.00      (0.54)     (3.39)
                                                 ------        ------        ------     ------     ------
Total from investment operations                   4.81         3.23          3.06      (0.51)     (3.36)
Redemption fees added to paid in capital            -            -            0.01       0.02        -
Less dividends from:
   Net investment income                          (0.19)         -             -          -        (0.86)
   Return of Capital                                -            -             -          -        (0.05)
                                                 -------       ------        ------     ------     ------
Total dividends                                   (0.19)         -             -          -        (0.91)
                                                 -------       ------        ------     ------     ------
Change in net asset value                          4.62         3.23          3.07      (0.49)     (4.27)
Net asset value, end of year                     $22.80       $18.18        $14.95     $11.88     $12.37
                                                 ======       ======        ======     ======     ======
Total return (a)                                  26.51%       21.61%        25.84%     (3.96)%   (21.28)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           0.87%        0.88%         0.44%      0.19%      0.22%
   Expenses, after expense reductions              1.44%        1.49%         1.59%      1.57%      1.54%
   Expenses, after expense reductions
     and net of custody credits                    1.44%        1.49%         1.59%      1.57%       -
   Expenses, before expense reductions             1.44%        1.51%         1.67%      1.60%      1.56%
Portfolio turnover rate                           34.17%       35.84%        58.35%     28.39%     61.05%
Net assets at end of year (000)              $2,205,924     $948,631       $97,991    $69,490    $56,507

<Fa>  Sales Loads are not reflected in computing total return.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued
Thornburg International Value Fund
----------------------------------
                                                                              Year Ended September 30,
                                                                             --------------------------
                                                  2005         2004          2003       2002       2001
Class B Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year               $17.39       $14.43        $11.57     $12.16     $16.44
Income from investment operations:               ------       ------        ------     ------     ------
   Net investment income                           0.01        (0.02)        (0.04)     (0.08)     (0.06)
   Net realized and unrealized
     gain (loss) on investments                    4.44         2.98          2.90      (0.51)     (3.36)
                                                 ------       ------        ------     ------     ------
Total from investment operations                   4.45         2.96          2.86      (0.59)     (3.42)
Less dividends from:
   Net investment income                          (0.02)         -             -          -        (0.82)
   Return of Capital                                -            -             -          -        (0.04)
                                                 -------       ------        ------     ------     ------
Total dividends                                   (0.02)         -             -          -        (0.86)
                                                 -------       ------        ------     ------     ------
Change in net asset value                          4.43         2.96          2.86      (0.59)     (4.28)
Net asset value, end of year                     $21.82       $17.39        $14.43     $11.57     $12.16
                                                 ======       ======        ======     ======     ======
Total return (c)                                  25.59%       20.51%        24.72%     (4.85)%   (21.86)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           0.04%       (0.12)%       (0.32)%    (0.58)%    (0.39)%
   Expenses, after expense reductions              2.26%        2.36%         2.38%      2.39%      2.40%
   Expenses, after expense reductions
     and net of custody credits                    2.25%        2.36%         2.38%      2.39%        -
   Expenses, before expense reductions             2.27%        2.42%         2.84%      2.88%      3.62%
Portfolio turnover rate                           34.17%       35.84%        58.35%     28.39%     61.05%
Net assets at end of year   (000)               $47,306      $22,181        $6,346     $4,672     $2,570

+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued
Thornburg International Value Fund
----------------------------------
                                                                                Year Ended September 30,
                                                                             ----------------------------
                                                   2005        2004          2003       2002       2001
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year                $17.46      $14.47        $11.60     $12.19     $16.49
Income from investment operations:                ------      ------        ------     ------     ------
   Net investment income                            0.03        0.01         (0.04)     (0.08)     (0.08)
   Net realized and unrealized
     gain (loss) on investments                     4.45        2.98          2.91      (0.51)     (3.37)
                                                  ------     ------        ------     ------     ------
Total from investment operations                    4.48        2.99          2.87      (0.59)     (3.45)
Less dividends from:
   Net investment income                           (0.05)        -             -          -        (0.81)
   Return of Capital                                 -           -             -          -        (0.04)
                                                  -------     ------        ------     ------      ------
Total dividends                                    (0.05)        -             -          -        (0.85)
                                                  -------     ------        ------     ------     ------
Change in net asset value                           4.43        2.99          2.87      (0.59)     (4.30)
Net asset value, end of year                      $21.89      $17.46        $14.47     $11.60     $12.19
                                                  ======      ======        ======     ======     ======
Total return                                       25.65%      20.66%        24.74%     (4.84)%   (21.96)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            0.16%       0.04%        (0.31)%    (0.62)%    (0.51)%
   Expenses, after expense reductions               2.16%       2.26%         2.37%      2.36%      2.37%
   Expenses, after expense reductions
     and net of custody credits                     2.15%       2.26%         2.37%      2.36%       -
   Expenses, before expense reductions              2.16%       2.26%         2.45%      2.36%      2.39%
Portfolio turnover rate                            34.17%      35.84%        58.35%     28.39%     61.05%
Net assets at end of year (000)                 $635,833    $243,955       $55,443    $39,995    $26,426

+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg Core Growth Fund                                                         Year Ended               Period Ended
--------------------------                                                        September 30,             September 30,
                                                  2005         2004          2003                2002         2001 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $10.87        $10.11         $6.45               $7.80       $11.94
                                                ------        ------         ------              ------       ------
Income from investment operations:
   Net investment income                         (0.14)        (0.15)        (0.13)              (0.12)       (0.08)
   Net realized and unrealized
     gain (loss) on investments                   3.48          0.90          3.77               (1.23)       (4.06)
                                                ------        ------         ------              ------       ------
Total from investment operations                  3.34          0.75          3.64               (1.35)       (4.14)
Redemption fees added to paid in capital           -            0.01          0.02                 -            -
                                                ------         ------         ------             ------       ------
Change in net asset value                         3.34          0.76          3.66               (1.35)       (4.14)
Net asset value, end of period                  $14.21        $10.87        $10.11               $6.45         7.80
                                                ======        ======        ======              ======       ======
Total return (a)                                 30.73%         7.52%        56.74%             (17.31)%     (34.67)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                        (1.14)%       (1.37)%      (1.43)%             (1.44)%       (1.02)% (b)
   Expenses, after expense reductions            1.60%         1.62%        1.65%               1.64%         1.71%  (b)
   Expenses, after expense reductions
     and net of custody credits                  1.57%         1.61%        1.63%               1.63%          -
   Expenses, before expense reductions           1.60%         1.70%        2.03%               2.39%         2.80%  (b)
Portfolio turnover rate                        115.37%       108.50%      102.91%             212.17%       126.15%
Net assets at end of period (000)            $110,836       $40,899      $36,247              $5,685        $6,337

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fb>  Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued
Thornburg Core Growth Fund                                                            Year Ended              Period Ended
--------------------------                                                           September 30,            September 30,
                                                  2005          2004          2003                  2002         2001 (b)
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period             $10.51        $9.85         $6.38                 $7.76       $11.94
                                                 ------       ------        ------                ------       ------
Income from investment operations:
   Net investment income                          (0.23)       (0.22)        (0.18)                (0.18)       (0.13)
   Net realized and unrealized
     gain (loss) on investments                    3.35         0.88          3.65                 (1.20)       (4.05)
                                                 -------       ------        ------                ------       ------
Total from investment operations                   3.12         0.66          3.47                 (1.38)       (4.18)
                                                 -------       ------        ------                ------       ------
Change in net asset value                          3.12         0.66          3.47                 (1.38)       (4.18)
Net asset value, end of period                   $13.63       $10.51         $9.85                 $6.38        $7.76
                                                 ======       ======        ======                ======       ======
Total return  (c)                                 29.69%        6.70%        54.39%               (17.78)%     (35.01)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          (1.91)%      (2.13)%       (2.19)%               (2.19)%      (1.78)% (a)
   Expenses, after expense reductions              2.37%        2.38%         2.40%                 2.39%        2.49%  (a)
   Expenses, after expense reductions
     and net of custody credits                    2.34%        2.37%         2.38%                 2.38%         -
   Expenses, before expense reductions             2.37%        2.52%         3.35%                 3.45%        4.43%  (a)
Portfolio turnover rate                          115.37%      108.50%       102.91%               212.17%      126.15%
Net assets at end of period (000)               $41,737      $14,693       $7,146                $1,892       $2,216

<Fa>  Annualized.
<Fb>  Fund commenced operations on December 27, 2000.
<Fc>  Total return is not annualized for periods lass than one year.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------                                           Period Ended
                                                   Year Ended September 30,        September 30,
                                                    2005              2004          2003 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $15.60           $13.77            $11.94
Income from investment operations:                 ------           ------            ------
   Net investment income                             0.73             0.72              0.56
   Net realized and unrealized
     gain (loss) on investments                      2.24             1.66              1.60
                                                   ------            ------            ------
Total from investment operations                     2.97             2.38              2.16
Less dividends from:
  Net investment income                             (0.64)           (0.55)             (.33)
                                                   -------           ------            ------
Change in net asset value                            2.33             1.83              1.83
Net asset value, end of period                     $17.93           $15.60            $13.77
                                                   ======           ======            ======
Total return (a)                                    19.21%          17.40%            18.25%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                             4.26%          4.72%             5.65% (b)
   Expenses, after expense reductions                1.47%          1.50%             1.61% (b)
   Expenses, after expense reductions
     and net of custody credits                      1.47%          1.49%             1.60% (b)
   Expenses, before expense reductions               1.47%          1.50%             1.74% (b)
Portfolio turnover rate                             76.76%        109.21%            52.10%
Net assets at end of period (000)                $515,915       $224,522           $73,083

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS Continued
Thornburg Investment Income Builder Fund
----------------------------------------                                           Period Ended
                                                   Year Ended September 30,        September 30,
                                                    2005              2004          2003 (c)
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $15.62          $13.79           $11.94
Income from investment operations:                 ------           ------           ------
   Net investment income                             0.66            0.66             0.51
   Net realized and unrealized
     gain (loss) on investments                      2.24            1.66             1.62
                                                   ------           ------           ------
Total from investment operations                     2.90            2.32             2.13
Less dividends from:
  Net investment income                             (0.57)          (0.49)           (0.28)
                                                   -------          ------           ------
Change in net asset value                            2.33            1.83             1.85

Net asset value, end of period                     $17.95          $15.62           $13.79
                                                   ======          ======           ======
Total return (a)                                    18.70%          16.89%           18.01%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                             3.84%           4.33%            5.10% (b)
   Expenses, after expense reductions                1.90%           1.89%            1.91% (b)
   Expenses, after expense reductions
     and net of custody credits                      1.89%           1.89%            1.90% (b)
   Expenses, before expense reductions               2.23%           2.25%            2.55  (b)
Portfolio turnover rate                             76.76%         109.21%           52.10%
Net assets at end of period (000)                $337,489        $143,122          $39,613

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.



OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Advisor
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Limited Term Municipal Fund, Inc., which files registration statements and certain other information with the Securities and Exchange Commission under the file number 811-4302.

Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund and International Value Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.



OUTSIDE FRONT COVER
                                           THORNBURG INVESTMENT MANAGEMENT
Prospectus
THORNBURG
Institutional Class Shares
  February 1, 2006



                     Thornburg Limited Term Municipal Fund
                         ("Limited Term National Fund")
                Thornburg California Limited Term Municipal Fund
                        ("Limited Term California Fund")
                      Thornburg Intermediate Municipal Fund
                         ("Intermediate National Fund")


                  Thornburg Limited Term U. S. Government Fund
                              ("Government Fund")
                      Thornburg Limited Term Income Fund
                                 ("Income Fund")


                             Thornburg Value Fund
                                ("Value Fund")
                      Thornburg International Value Fund
                         ("International Value Fund")
                          Thornburg Core Growth Fund
                               ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                           ("Income Builder Fund")









These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

                                                      NOT FDIC- INSURED
                                                      MAY LOSE VALUE
                                                      NO BANK GUARANTEE

                     THORNBURG INSTITUTIONAL CLASS SHARES
TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

8          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

10         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

12         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

14         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

15         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

16         Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

17        Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Additional Information About Fund Investments,
           Investment Practices and Risks

19         Potential Advantages of Investing in a Fund

20         Opening Your Account

20         Buying Fund Shares

21         Selling Fund Shares

22         Investor Services

24         Transaction Details

24         Dividends and Distributions

25         Taxes

26         Organization of the Funds

___        Investment Advisor

___        Trustees

___        Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default.
 The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
----------------------------------------------------------------
18%                                       7.85    5.53
                           7.13
16%   5.86   5.18                  5.22                  2.10

14%                 0.77

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

      1997   1998   1999   2000    2001    2002   2003   2004   2005

Highest quarterly results for time period shown: 3.28% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -1.31% (quarter ended
6/30/04).


Average Annual Total Returns
(periods ending 12/31/06)
-------------------------------------------------------

                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    ____%       ____%          ____%

Return After Taxes
on Distributions       ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares         ____%       ____%          ____%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term National Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) On Purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemption    none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
  Management Fee                                .41%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .16%
                                                -----
           Total Annual Operating Expenses      .57%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $58     $183     $318     $714

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its state agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default.
 Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------
18%
                     6.71          6.74
16%    5.25
                            4.63                 1.84
14%           0.82                        2.89

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1998   1999   2000   2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 3.19% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -1.38% (quarter ended
06/30/04).

Average Annual Total Returns (periods ended 12/31/05)
----------------------------------------------------
                                               Since Inception
                     One Year    Five Years    4/1/97
                     --------    ----------    ----------------

Return Before Taxes    ____%       ____%          ____%
Return After Taxes
on Distributions       ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares         ____%       ____%          ____%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term California Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fee                                .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .23%
                                                ----
           Total Annual Operating Expenses      .73%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividend and distributions and reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $ 75    $233     $406     $906

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Merrill Lynch Municipal Bond (7-12 year) Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------
18%                                       8.52
       7.38                  7.19
16%            5.79                 5.04
                                                  4.43   3.56
14%                  -1.70

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1997    1998   1999   2000   2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 4.14% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -1.61% (quarter ended
6/30/04).

Average Annual Total Returns
Class I Shares (periods ended 12/31/05)
---------------------------------------------------------
                                               Since Inception
                     One Year    Five Years    7/5/96
                     --------    ----------    ----------------

Return Before Taxes    ____%       ____%          ____%

Return After Taxes
on Distributions       ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares         ____%       ____%          ____%

Merrill Lynch Muni Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate National Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
  (as a percentage of redemption proceeds
  or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               --------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .27%
                                                ----
           Total Annual Operating Expenses      .77%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $79     $246     $428     $954

Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer-term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate or longer-term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

Although the Fund acquires obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
----------------------------------------------------------------------
18%
                                         10.74
16%                         10.14
       6.97   7.29                 7.57
14%                                              2.56    1.55
                     0.58
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1997   1998   1999   2000   2001   2002   2003    2004   2005

Highest quarterly results for time period shown: 5.28% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -2.29% (quarter ended
6/30/04).

Average Annual Total Returns (periods ended 12/31/05)
------------------------------------------------------
                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes   ____%       ____%          ____%

Return After Taxes
on Distributions      ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares        ____%       ____%          ____%

Lehman Inter Govt.
Bond Index (reflects
no deduction for
fees, expenses, or
taxes)                ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes.
 Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
     Management Fee                             .38%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .42%
                                                ----
           Total Annual Operating Expenses      .80%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $82     $255     $444     $990

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer-term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Service, Inc. (Aaa, Aa or A), or if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg.
Debt securities the Fund may purchase include corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. Securities ratings are discussed on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer-term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
--------------------------------------------------------------
18%                                      9.04
                         9.81    8.49
16%

14%        6.72
     5.91
12%                                            4.69

10%                                                   2.78
                  0.69
 8%

 6%

 4%

 2%

0.00

-2%

-4%

     1997  1998   1999   2000    2001   2002   2003   2004   2005

Highest quarterly results for time period shown: 4.47% (quarter ended
9/30/01).
Lowest quarterly results for time period shown: -2.42% (quarter ended
6/30/04).

Average Annual Total Returns
(periods ending 12/31/05)
----------------------------------------
                                                Since Inception
Class I Shares       One Year    Five Years     7/5/96
--------------       --------    ----------     ----------------

Return Before Taxes    ____%       ____%          ____%

Return After Taxes
on Distributions       ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares         ____%       ____%          ____%

Lehman Inter. Govt./Corp.
Index (reflects no
Deduction for fees,
expenses, or taxes)    ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) imposed on purchases               none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .22%
                                                ----
           Total Annual Operating Expenses      .72%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $74     $230     $401     $894

Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment advisor, offer prospects for meeting the Fund's investment goals.


The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary.
 The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
-----------------------------------------------------------
 70%
       38.09
 60%
                                     35.58
 50%         4.33

 40%                                       7.64

 30%                -7.75 -24.48

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       1999   2000   2001   2002    2003    2004   2005

Highest quarterly results for time period shown: 21.76% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -15.90% (quarter ended
9/30/02).

Average Annual Total Returns (periods ended 12/31/05)
-----------------------------------------------------
                                            Since Inception
                     One Year    Five Years      11/2/98
                     --------    ----------   ----------------

Return Before Taxes    ____%       ____%          ____%

Return After Taxes
on Distributions       ____%       ____%          ____%

Return After Taxes on
Distributions and Sale
of Fund Shares         ____%       ____%          ____%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 ____%       ____%          ____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes.
 Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

Redemption Fee (as a percentage of amount redeemed)           1.00%(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Class I
                                                -------
     Management Fee                             .80%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .20%
                                                ----
           Total Annual Operating Expenses      1.00% (2)


(1)  Imposed only on redemptions or exchanges within 30 days of purchase.

(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed. 99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year   3 Years   5 Years   10 Years
                       ------   -------   -------   --------
     Class I Shares     $102      $318     $552      $1,225

International Value Fund

Investment Goals
----------------

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.
 The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader of different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes sell at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.
Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

* The Fund was known as "Thornburg Global Value Fund" prior to February 1,
  2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. International Value Fund commenced offering Class I shares on March 30, 2001. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
-----------------------------------------------------------

 70%

 60%
               40.65
 50%
                       18.35
 40%
       -9.99
 30%

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       2002    2003    2004    2005

Highest quarterly results for time period shown:  21.13% (quarter ended
06/30/03).
Lowest quarterly results for time period shown:  -16.71% (quarter ended
09/30/02).

Average Annual Total Return
------------------------------------------
(periods ended 12/31/05)
                                 Since Inception
                     One Year    3/30/01
                     --------    ----------------

Return Before Taxes   _____%       _____%

Return After Taxes
on Distributions      _____%       _____%

Return After Taxes on
Distributions and Sale
of Fund Shares        _____%       _____%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                _____%       _____%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

* The Fund was known as "Thornburg Global Value Fund" prior to February 1,
  2002.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class I
                                   -------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)      none

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is
lower)                             none

Redemption Fee (as a percentage
of amount redeemed)                1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------

                                   Class I
                                   -------
Management Fee                      .77%

Distribution and Service
(12b-1) Fees                        .00%

Other Expenses                      .25%
                                    -----
Total Annual Fund Operating
Expenses                           1.02%(2)

(1) Imposed only on redemptions or exchanges within 30 days of purchase.

(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year      3 Years      5 Years      10 Years
                       ------      -------      -------      --------
Class I Shares         $104         $325         $563         $1,248

Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, poor stock selection, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. Growth Fund commenced operations on December 27, 2000 and commenced offering Class I shares on November 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus Class I Shares
------------------------------------------------------------------------

 70%

 60%

 50%
       16.10
 40%

 30%

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       2004     2005

Highest quarterly results for time period shown:  16.10% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -1.72% (quarter ended
6/30/04).

Average Annual Total Returns
---------------------------------------------------------
(periods ended 12/31/05)

Class I Shares                   Since Inception
--------------       One Year    11/01/03
                     --------    ----------------

Return Before Taxes    _____%       _____%

Return After Taxes
on Distributions       _____%       _____%

Return After Taxes on
Distributions and Sale
of Fund Shares         _____%       _____%

NASDAQ
(reflects no deduction
for fees, expenses, or
taxes)                  _____%       _____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes.
 Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
----------------
     Class I
     -------
     Maximum Sales Charge (Load) on Purchases          None
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     None
      (as a percentage of redemption proceeds or original purchase price, whichever is lower)

    Redemption Fee (as a percentage of amount redeemed)1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

     Class I
     -------
     Management Fee                             .88%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .27%
                                               -----
           Total Annual Operating Expenses     1.15% (2)

(1) Imposed only on redemptions or exchanges within 30 days of purchase.

(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years    5 Years    10 Years
                       ------    -------    -------    --------
     Class I Shares    $117      $365       $633       $1,398

Income Builder Fund
-----------------------------
Investment Goals
----------------

The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment advisor believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer-term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. The Fund commenced operations on December 24, 2002, and commenced offering Class I shares on November 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following is presented as a bar graph in the Prospectus
Class I Shares
------------------------------------------------------------
70%

60%

50%

40%

30%

20%

10%

0.00

-10%

-20%

-30%

-40%
      17.57

      2004     2005

Highest quarterly results for time period shown:  11.21% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -0.15% (quarter ended
6/30/04).

Annual Total Returns
(periods ended 12/31/05)
-----------------------------------------------------------------

Class I Shares                         Since Inception
--------------          One Year       11/01/03
                        --------       ----------------

Return Before Taxes      _____%          _____%

Return After Taxes       _____%          _____%
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares           _____%          _____%

S&P 500 Index (reflects no
deduction for fees,
expenses or taxes)       _____%          _____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------

   Class I
   -------
   Maximum Sales Charge (Load) on Purchases              None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             None

   Redemption Fee (as a percentage of amount redeemed)   1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

   Class I
   -------
   Management Fee                                   .86%
   Distribution and Service (12b-1) Fees            .00%
   Other Expenses                                   .23%
                                                   ------
             Total Annual Operating Expenses       1.09%(2)

(1)  Imposed only on redemptions or exchanges within 30 days of purchase.

(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 4% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years    5 Years    10 Years
                         ------     -------    -------    --------
Class I Shares:           $111       $347      $601       $1,329

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bonds included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments. Information about the Fund's policies and procedures with respect to the disclosure of Fund portfolio investments is available in the Statement of Additional Information.


Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer.
 The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose.
 If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks and Equity Securities
-----------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
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Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes.
 Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities. Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-800-847-0200.
If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent. Shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p. m. Eastern Time on each day the New York Stock Exchange is open.


Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment advisor (Thornburg) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has never sought a reimbursement of any expenses under the plan for Class I shares. Thornburg has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

For individual investors and qualified institutions purchasing shares for their own account, the minimum amount to open an account is $2,500,000. The minimum amount to add to an account is $5,000. Qualified institutions include corporations, banks, insurance companies, trusts, endowments and foundations.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined "wrap" asset allocation or other clearly defined fee based advisory program, the minimum amount to purchase shares is the program minimum. If no minimum is defined by the program, the minimum will be $2,500. The minimum for subsequent purchases will be $100. Minimums may be modified under certain circumstances.

For qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA, there is no minimum to open an account. There is also no minimum for subsequent purchases. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than the stated minimum. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Amounts which could be paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are described above under the caption "Buying Fund Shares" No such amounts are currently paid by any Fund with respect to Institutional Class shares.

The Funds' investment advisor (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares. Thornburg or TSC also may provide non cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.


SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:

   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page __).

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions.
---------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements.
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     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption.
---------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Support Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below for more details, or telephone 1-800-847-0200.

Redeem Through Financial Advisor. Consult with your financial advisor.
---------------------------------
Your financial advisor may charge a fee.

Internet Redemption.
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You may redeem shares held through certain accounts by contacting Thornburg at its Website, www.thornburg.com, and following the instructions. Not all accounts may be available for this option.

Systematic Withdrawal Plan.
---------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.

Certain requests must include a Signature Guarantee.
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It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

   *  You wish to redeem more than $25,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The check is being mailed to a different address than the one on your account (record address),

   * The check is being made payable to someone other than the account owner,

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). The STAMP2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information.
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements (except Value Fund, International Value
      Fund, Growth Fund and Income Builder Fund, which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan.
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One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Mutual Fund Support Representative for more information.

Exchanging Shares.
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As a shareholder, you have the privilege of exchanging Class I shares of a Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read its prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Fund.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund and Income Builder Fund within 30 days of purchase will be subject to a redemption fee of 1% of the value of the shares exchanged. See "Transaction Details-Excessive Trading," below

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative. If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial advisor or call a Fund Support
Representative at 800-847-0200 for information.

Street Name Accounts
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Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If a pricing service is unable to provide a valuation considered reliable for a fixed income security held by a Fund, or if a market quotation for an equity security is unavailable or considered unreliable, Thornburg will determine a fair valuation for the security using valuation factors identified in a pricing policy approved by the Trustees. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value. Market prices for portfolio securities may be unreliable because the market quotations are stale due to trading suspensions or the passage of time since the securities were actively traded, or because of events affecting a given securities issuer or group of issuers. These events include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of the exchange. Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of techniques used by Thornburg to reduce excessive trading. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares", above, and "Excessive Trading," below.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc. The Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance.
 Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders and to recover costs associated with excessive trading, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities are traded on foreign exchanges, are thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). See also "Exchanging Shares" above.

Applicable to Class A shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund, a redemption fee of 1.00% is charged on redemptions and exchanges of shares within 30 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive the redemption fee in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

Many Fund shares are now held through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors. The firms which establish omnibus accounts may be unable to process and collect redemption fees or may refuse to do so. Consequently, Thornburg may not be able to detect excessive trading through omnibus accounts, and the Funds may not be able to collect redemption fees in some cases when those fees would ordinarily apply.


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly.
 Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow this practice. Income Builder Fund typically declares investment income dividends daily and pays these dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December.

Distribution Options. Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains. The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds. The Municipal Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund.
 Distributions to shareholders representing net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain.
 Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds. Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes. With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisors in that regard. The Municipal Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions by Limited Term California Fund to individuals attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the State of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 authorized Funds, nine of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc. (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of each of the Funds (period July 1, 2004 to September 30, 2004 for Limited Term National Fund and Limited Term California Fund), the investment advisory and administrative services fee rates for each of the Funds were:

                                       Advisory         Administrative
                                       Fee Rate         Services Rate
                                       --------         --------------
                                 Year (or period) Ended September 30, 2005
                                        ------------------------
     Limited Term National Fund          .41%               .05%
     Limited Term California Fund        .50%               .05%
     Intermediate National Fund          .50%               .05%
     Limited Term Government Fund        .375%              .05%
     Limited Term Income Fund            .50%               .05%
     Value Fund                          .80%               .05%
     International Value Fund            .77%               .05%
     Growth Fund                        .875%               .05%
     Income Builder Fund                .86%                .05%


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets.
 Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".


PORTFOLIO MANAGERS:

George T. Strickland, a Managing Director of Thornburg, is the portfolio manager for the MUNICIPAL FUNDS. Mr. Strickland joined Thornburg in 1991, performing municipal bond credit analysis and portfolio management. He became the co-manager of the Municipal Funds in 1998, and the portfolio manager in 2000. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds. Before joining Thornburg, Mr. Strickland was employed by the Calvert Group. He received his BA from Davidson College and his MBA in Finance from the University of Maryland.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of GOVERNMENT FUND and INCOME FUND. Mr. Bohlin joined Thornburg in 1984 as an associate. He has been the portfolio manager of Government Fund since 1988 and has been the portfolio manager for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing Government Fund and Income Fund. Mr. Bohlin is a graduate of St. John's College, Santa Fe, New Mexico.

Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of GROWTH FUND. Mr. Motola joined Thornburg and became the portfolio manager for Growth Fund in 2001. He is assisted by other employees of Thornburg in managing Growth Fund. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager (1998-2001), associate portfolio manager (1997-1998), equity trader (1995-1997) and equity specialist (1995-1997)) at other investment firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is a Chartered Financial Analyst, received BAs in English, History and Medieval Studies from the University of California at Santa Barbara, and received his MBA from the Haas School of Business, University of California at Berkeley.

William V. Fries, CFA, a Managing Director of Thornburg, is the portfolio manager of VALUE FUND and INTERNATIONAL VALUE FUND. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Mr. Fries is assisted by other employees of Thornburg in managing Value Fund and International Value Fund. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with USAA Investment Management Company. Mr. Fries began his investment career as a securities analyst and bank investment officer, and received his designation as a Chartered Financial Analyst in 1974.

INCOME BUILDER FUND'S investments are managed by three portfolio co-managers, Brian J. McMahon, Steven J. Bohlin and Brad Kinkelaar, all of whom are managing directors of Thornburg.

Brian J. McMahon joined Thornburg in 1984, is its president and chief investment officer, and generally directs Thornburg's investment activities. He has participated in the management of Income Builder Fund since its inception in 2002. Before joining Thornburg, Mr. McMahon was employed in various corporate finance positions by Norwest Bank. He received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School, Dartmouth College.

Steven J. Bohlin has participated in the management of Income Builder Fund since its inception in 2002. Mr. Bohlin's biographical information is noted above.

Brad Kinkelaar has performed equity investment analysis and portfolio management since joining Thornburg in 1999. He has participated in equity portfolio management for Value Fund and International Value Fund, and has participated in the management of Income Builder Fund since its inception in 2002. Before joining Thornburg, Mr. Kinkelaar was an equity analyst for State Farm Insurance Company. He received his BA from Eastern Illinois University and his MBA from the Kellogg School of Management, Northwestern University.

Messrs McMahon, Bohlin and Kinkelaar are assisted by other employees of Thornburg in managing Income Builder Fund.

Additional information about the portfolio managers, including other accounts they manage, the determination of their compensation and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.



TRUSTEES
---------

The Funds are managed by Thornburg Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.


David A. Ater, 60, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.


David D. Chase, 63, Trustee since 2001, Chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.


Eliot R. Cutler, 59, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.


Susan H. Dubin, 56, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.


Owen D. Van Essen, 51, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.


James W. Weyhrauch, 46, Trustee since 1996, member of Audit Committee

     James Weyhrauch is a real estate agent in Santa Fe, New Mexico and the vice chairman of Nambe Mills, Inc., a Santa Fe manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement.
     Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Limited Term National Fund and Limited Term California Fund were, until June 21, 2004, series of another investment company, when they were reorganized as Funds of the Trust. Information for Limited Term National Fund and Limited Term California Fund includes a three month period from July 1, 2004 to September 30, 2004, because the fiscal year of these Funds was changed from a year ending on June 30 to a year ending September 30, commencing July 1, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2005 for each Fund, appears in the Annual Report for each of those Funds, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Reports of PricewaterhouseCoopers LLP, together with each Fund's financial statements, are included in each Fund's Annual Report, which are available upon request. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."




FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-----------------------------------------------------------------
                                                 Year          Three Months
                                                Ended            Ended                  Year Ended June 30,
                                                Sept. 30,       Sept. 30,      -------------------------------------------------
                                                 2005            2004(c)       2004         2003        2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.83          $13.68        $14.01       $13.65      $13.44     $13.06
                                                -------         ------        ------       ------      ------     ------
Income from investment operations:
   Net investment income                          0.44           0.11          0.44         0.49        0.57       0.63
   Net realized and unrealized
     gain (loss) on investments                  (0.24)          0.15         (0.33)        0.36        0.21       0.38
                                                -------         ------        ------       ------      ------      -----
Total from investment operations                  0.20           0.26          0.11         0.85        0.78       1.01

Less dividends from:
   Net investment income                         (0.44)         (0.11)        (0.44)       (0.49)      (0.57)     (0.63)
                                                -------         ------        ------       ------      ------     ------
Change in net asset value                        (0.24)          0.15         (0.33)        0.36        0.21       0.38

Net asset value, end of period                  $13.59         $13.83        $13.68       $14.01      $13.65     $13.44
                                                ======         ======        ======       ======      ======     ======
Total return (a)                                  1.50%          1.87          0.80%        6.36%       5.91%      7.91%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.25%          3.02% (b)     3.18%        3.54%       4.18%      4.75%
   Expenses, after expense reductions             0.57%          0.55% (b)     0.57%        0.58%       0.60%      0.60%
   Expenses, after expense reductions
     and net of custody credits                   0.57%          0.55% (b)     0.57%        0.58%       0.60%       -
   Expenses, before expense reductions            0.57%          0.55% (b)     0.57%        0.58%       0.62%      0.65%

Portfolio turnover rate                          27.80%          4.57%        21.37%       15.81%      19.59%     25.37%
Net assets at end of period (000)               $290,369       $238,589      $222,760     $197,367    $123,652   $86,160

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.



FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
----------------------------------------------------------------
                                            Year Ended   Three Months Ended                    Year Ended June 30,
                                             Sept. 30        Sept. 30,    -----------------------------------------------
                                               2005            2004(c)         2004         2003       2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.03         $12.89        $13.22        $12.97     $12.79     $12.60
                                                ------         ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                          0.40          0.09          0.39          0.42       0.51       0.59
   Net realized and unrealized
     gain (loss) on investments                  (0.23)         0.14         (0.33)         0.25       0.18       0.19
                                                 ------        ------        ------         ------     ------     ------
Total from investment operations                  0.17          0.23          0.06          0.67       0.69       0.78
Less dividends from:
   Net investment income                         (0.40)        (0.09)        (0.39)        (0.42)     (0.51)     (0.59)
                                                 ------        ------         ------        ------     ------     ------
Change in net asset value                        (0.23)         0.14         (0.33)         0.25       0.18       0.19

Net asset value, end of period                  $12.80        $13.03        $12.89        $13.22     $12.97     $12.79
                                                =======       ======        ======        ======     ======     ======
Total return  (a)                                 1.31%         1.81%         0.46%         5.27%      5.48%      6.28%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.09%         2.85% (b)     2.99%         3.20%      3.92%      4.60%
   Expenses, after expense reductions             0.68%         0.67% (b)     0.67%         0.65%      0.66%      0.65%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.67% (b)     0.67%         0.65%      0.65%        -
   Expenses, before expense reductions            0.73%         0.77% (b)     0.78%         0.75%      0.84%      0.98%

Portfolio turnover rate                          26.33%         4.18%        23.80%        26.03%     25.16%     15.45%
                                                =======        ======        ======        ======     ======     ======
Net assets at end of period (000)               $30,843        $25,728       $22,929       $20,592    $10,133     $5,520

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  The Fund's fiscal year-end changed to September 30.



FINANCIAL HIGHLIGHTS
Thornburg Intermediate Municipal Fund
-------------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                 2005           2004          2003       2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.46         $13.54        $13.65     $13.26     $12.76
                                                ------         ------        ------     ------     ------
Income from investment operations:
   Net investment income                          0.53          0.56          0.57       0.61       0.65
   Net realized and unrealized
     gain (loss) on investments                  (0.15)        (0.08)        (0.11)      0.39       0.50
                                                 ------        ------        ------     ------     ------
Total from investment operations                  0.38          0.48          0.46       1.00       1.15
Less dividends from:
   Net investment income                         (0.53)        (0.56)        (0.57)     (0.61)     (0.65)
                                                 ------        ------        ------     ------     ------
Change in net asset value                        (0.15)        (0.08)        (0.11)      0.39       0.50

Net asset value, end of year                    $13.31         $13.46        $13.54     $13.65     $13.26
                                                ======         ======        ======     ======     ======
Total return                                      2.90%         3.61%         3.49%      7.75%      9.23%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.98%         4.12%         4.23%      4.57%      4.99%
   Expenses, after expense reductions             0.67%         0.67%         0.62%      0.58%      0.55%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.67%         0.62%      0.58%        -
   Expenses, before expense reductions            0.77%         0.75%         0.80%      0.79%      0.79%

Portfolio turnover rate                          20.06%        11.81%        15.13%     16.36%     18.24%

Net assets at end of year (000)                 $52,037        $33,079       $19,333    $18,330    $17,258



FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                  2005         2004          2003       2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.01        $13.22        $13.27     $12.77     $12.03
                                                ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                          0.36          0.39          0.51       0.62       0.72
   Net realized and unrealized
     gain (loss) on investments                  (0.24)        (0.21)        (0.05)      0.50       0.74
                                                -------        ------         ------     ------     ------
Total from investment operations                  0.12          0.18          0.46       1.12       1.46
Less dividends from:
   Net investment income                         (0.37)        (0.39)        (0.51)     (0.62)     (0.72)
                                                -------        ------         ------     ------     ------
Change in net asset value                        (0.25)        (0.21)        (0.05)      0.50       0.74

Net asset value, end of year                    $12.76        $13.01        $13.22     $13.27     $12.77
                                                ======        ======        ======     ======     ======
Total return                                      0.95%         1.37%         3.51%      9.11%     12.45%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.82%         2.95%         3.77%      4.86%      5.79%
   Expenses, after expense reductions             0.68%         0.67%         0.64%      0.61%      0.61%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.67%         0.62%      0.60%        -
   Expenses, before expense reductions            0.80%         0.77%         0.82%      1.04%      1.21%

Portfolio turnover rate                          18.00%        12.39%        35.06%      4.34%     15.23%

Net assets at end of year (000)                 $16,075       $12,905       $13,085     $6,960     $3,992



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                 2005          2004        2003       2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $12.80         $12.99        $12.79     $12.55     $11.90
                                                ------         ------        ------     ------     ------
Income from investment operations:
   Net investment income                          0.51          0.47          0.55       0.65       0.77
   Net realized and unrealized
     gain (loss) on investments                  (0.29)        (0.19)         0.20       0.24       0.65
                                                -------        ------        ------     ------     ------
Total from investment operations                  0.22          0.28          0.75       0.89       1.42
Less dividends from:
   Net investment income                         (0.51)        (0.47)        (0.55)     (0.65)     (0.77)
                                                -------        -------       ------     ------     ------
Change in net asset value                        (0.29)        (0.19)         0.20       0.24       0.65

Net asset value, end of year                    $12.51        $12.80        $12.99     $12.79     $12.55
                                                ======        ======        ======     ======     ======
Total return                                      1.77%         2.29%         5.89%      7.38%     12.29%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.85%         3.64%         4.23%      5.19%      6.24%
   Expenses, after expense reductions             0.67%         0.67%         0.69%      0.69%      0.70%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.67%         0.69%      0.69%       -
   Expenses, before expense reductions            0.72%         0.72%         0.76%      0.78%      0.89%

Portfolio turnover rate                          23.16%        22.73%        18.86%     21.63%     20.54%

Net assets at end of year (000)                 $99,396        $90,025       $59,473    $39,281    $24,298



FINANCIAL HIGHLIGHTS
Thornburg Value Fund
---------------------
                                                                Year Ended September 30,
                                                 2005          2004          2003       2002       2001
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $28.49        $26.64        $20.95     $26.18     $33.09
                                                ------        ------        ------     ------     ------
Income from investment operations:
   Net investment income                          0.45          0.31          0.26       0.11       0.14
   Net realized and unrealized
     gain (loss) on investments                   4.70          1.84          5.51      (5.34)     (6.42)
                                                 -----         ------        ------     ------     ------
Total from investment operations                  5.15          2.15          5.77      (5.23)     (6.28)
Less dividends from:
   Net investment income                         (0.41)        (0.30)        (0.03)       -        (0.28)
   Net realized gains                              -             -             -          -        (0.25)
   Return of Capital                               -             -           (0.05)       -        (0.10)
                                                -------        ------        ------     ------     ------
Total dividends                                  (0.41)        (0.30)        (0.08)       -        (0.63)
                                                -------        ------        ------     ------     ------
Change in net asset value                         4.74          1.85          5.69      (5.23)     (6.91)
Net asset value, end of year                    $33.23        $28.49        $26.64     $20.95     $26.18
                                                =======       =======       =======    =======    =======
Total return                                     18.16%         8.04%        27.55%    (19.98)%   (19.29)
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          1.44%         1.07%         1.10%      0.42%      0.45%
   Expenses, after expense reductions             0.99%         0.99%         0.99%      0.98%      0.99%
   Expenses, after expense reductions
     and net of custody credits                   0.98%         0.99%         0.99%      0.98%        -
   Expenses, before expense reductions            1.00%         0.99%         1.03%      0.99%      1.01%
Portfolio turnover rate                          58.90%        68.74%        82.89%     76.37%     71.81%
Net assets at end of year (000)                 $457,788      $378,334      $260,624   $207,613   $293,784

+ Based on weighted average shares outstanding.




FINANCIAL HIGHLIGHTS
Thornburg International Value Fund                                     Year Ended                   Period Ended
----------------------------------                                    September 30,                 September 30,
                                                 2005         2004          2003             2002         2001 (b)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $18.48        $15.13        $11.96          $12.40        $14.63
                                                ------        ------        ------          ------        ------
Income from investment operations:
   Net investment income                          0.28          0.24          0.14            0.10         0.11
   Net realized and unrealized
     gain (loss) on investments                   4.72          3.11          3.03           (0.54)       (2.21)
                                                ------        -------        ------          ------       ------
Total from investment operations                  5.00          3.35          3.17           (0.44)       (2.10)
Less dividends from:                             ------       ------         ------          ------       ------
  Net investment income                          (0.29)          -             -               -          (0.08)
  In excess of net investment income               -             -             -               -          (0.05)
                                                -------       ------         ------          ------       ------
Total dividends                                  (0.29)          -             -               -          (0.13)
                                                -------       ------         ------          ------       ------
Change in net asset value                         4.71          3.35          3.17           (0.44)       (2.23)

Net asset value, end of period                  $23.19        $18.48        $15.13          $11.96       $12.40
                                                ======        ======        ======          =======       =======
Total return (c)                                 27.15%        22.14%        26.51%          (3.55)%     (14.50)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          1.32%         1.35%         1.07%           0.71%        1.57%(a)
   Expenses, after expense reductions             0.99%         0.99%         0.99%           0.99%        0.97%(a)
   Expenses, after expense reductions
     and net of custody credits                   0.99%         0.99%         0.99%           0.99%          -
   Expenses, before expense reductions            1.02%         1.11%         1.25%           1.28%        1.38%(a)
Portfolio turnover rate                          34.17%        35.84%        58.35%          28.39%       61.05%
Net assets at end of period (000)               $892,216      $293,583       $33,511         $19,187      $11,249

<Fa>  Annualized.
<Fb>  Effective date of Class I shares was March 30, 2001.
<Fc>  Not annualized for periods less than one year.
+ Based on weighted average shares outstanding.







FINANCIAL HIGHLIGHTS
Thornburg Core Growth Fund
--------------------------                       Year Ended     Period Ended
                                                 Sept. 30       Sept. 30,
                                                   2005          2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $10.93       $10.87
                                                   ------       ------

Income from investment operations:
  Net investment income                             (0.07)       (0.08)
  Net realized and unrealized
   gain (loss) on investments                        3.51         0.14
                                                   ------       ------
Total from investment operations                     3.44         0.06
                                                   ------       ------
Change in net asset value                            3.44         0.06
Net asset value, end of period                     $14.37       $10.93
                                                   ======       ======
Total return(a)                                     31.47%        0.55%

Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income                             (0.55)%      (0.74)%(b)
  Expenses, after expense reductions                 1.02%        1.00%(b)
  Expenses, after expense reductions
   and net of custody credits                        0.99%        0.99%(b)
  Expenses, before expense reductions                1.15%        1.31%(b)

Portfolio turnover rate                            115.37%      108.50%

Net assets at end of period (000)                  $49,975      $21,578

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class I Shares was November 1, 2003.
+ Based on weighted average shares outstanding.








Thornburg Investment Income Builder Fund
----------------------------------------      Year Ended   Period Ended
                                              Sept. 30     Sept. 30,
                                                 2005        2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $15.64       $14.45
                                                ------       ------
Income from investment operations:
  Net investment income                           0.84         0.74
  Net realized and unrealized
   gain (loss) on investments                     2.22         1.01
                                                -------       ------
Total from investment operations                  3.06         1.75
  Less dividends from:
    Net investment income                        (0.67)       (0.56)
                                                -------       ------
Change in net asset value                         2.39         1.19
Net asset value, end of period                  $18.03       $15.64
                                                ======       ======
Total return(a)                                  19.73%       12.19%

Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income                           4.86%        5.33%(b)
  Expenses, after expense reductions              1.00%        0.99%(b)
  Expenses, after expense reductions
   and net of custody credits                     0.99%        0.99%(b)
  Expenses, before expense reductions             1.09%        1.21%(b)

Portfolio turnover rate                          76.76%      109.21%

Net assets at end of period (000)              $129,110      $33,247

<Fa>  Not Annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class I Shares was November 1, 2003.
+ Based on weighted average shares outstanding.


OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports.  In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Advisor
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

COLUMN BREAK
Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.




<OUTSIDE FRONT COVER>
THORNBURG INVESTMENT MANAGEMENT SM
Prospectus
Thornburg Retirement Plan Shares
    February 1, 2006







               Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")
                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Core Growth Fund
                              ("Growth Fund")
                   Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")











These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

                                                        NOT FDIC INSURED
                                                        MAY LOSE VALUE
                                                        NO BANK GUARANTEE


___         Government Fund *
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         Income Fund *
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___          Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses

___         Income Builder Fund*
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses

___        Additional Information About Fund Investments,
           Investment Practices and Risks

___         Buying Fund Shares

___         Selling Fund Shares

___         Investor Services

___         Transaction Details

___         Dividends and Distributions

___         Taxes

___         Organization of the Funds

___         Investment Advisor

___         Trustees

___         Financial Highlights


* Class R-5 shares of Government Fund, Income Fund and Income Builder Fund are not available as of the date of this Prospectus.

Limited Term U.S. Government Fund

Investment Goals
----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.


Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.


Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R-1 shares have been different for each full year. The average annual total return figures compare Class R-1 share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. The Fund commenced operations on November 16, 1987 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
--------------------------------------------------------------------
18%

16%

14%

12%
    1.24%
10%

 8%

 6%

 4%

 2%

0.00

    2004      2005

Highest quarterly results for time period shown: 1.92% (quarter ended
9/30/04).
Lowest quarterly results for time period shown: -2.42% (quarter ended
6/30/04).



Average Annual Total Returns
----------------------------------------------
(periods ended 12/31/05


                              Since Inception
                     One Year      7/1/03
                     --------    ----------

Return Before Taxes         %           %

Return After Taxes
on Distributions            %           %

Return After Taxes on
Distributions and Sale
of Fund Shares              %           %

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                      %          %


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                Class R-1     Class R-5*
                                                ---------     ---------
Maximum Sales Charge (Load) imposed on            None          None
purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a        None          None
percentage of redemption proceeds or
original purchase price, whichever is lower)

Redemption Fee                                    None          None


Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                             Class R-1      Class R-5*
     Management Fee                             .38%           .38%
     Distribution and Service (12b-1) Fees      .50% (1)      0.0%
     Other Expenses                            2.67% (2)(3)   1.20% (2)(4)
                                             _______        _______
     Total Annual Fund Operating Expenses      3.55% (5)      1.58% (5)

(1) The Fund's Rule 12b-1 Plans provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2005, which appear disproportionately high because the class assets were relatively small for the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of _____% before expense reimbursements, and 0.00% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed .92%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Government Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class R-1 Shares   $358    $1,088   $1,840   $3,818
     Class R-5 Shares   $161    $499      N/A      N/A

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.


Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Service, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg.
Debt securities the Fund may purchase include corporate debt obligations, GNMA certificates mortgage backed securities, other asset-backed securities, municipal obligations, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.


Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R-1 shares have been different for each full year. The average annual total return figures compare Class R-1 share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. The Fund commenced operations on October 1, 1992 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Annual Total Returns
---------------------------------------------------------------------------
-
18%

16%

14%

12%

10%
     ____
 8%

 6%

 4%

 2%

0.00

     2004      2005

Highest quarterly results for time period shown: 2.36% (quarter ended
9/30/04).
Lowest quarterly results for time period shown: -2.50% (quarter ended
6/30/04).




Average Annual Total Returns
----------------------------------------
(periods ended 12/31/05)


                                 Since Inception
                       One Year      7/1/03
                       --------    ----------

Return Before Taxes          %            %

Return After Taxes
on Distributions             %            %

Return After Taxes on
Distributions and Sale
of Fund Shares               %            %

Lehman Intermediate
Govt/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                       %            %


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund.

Shareholder Fees (fees paid directly from your investment)
---------------
                                                   Class R-1   Class R-5*
                                                   ---------   ---------
     Maximum Sales Charge (Load)imposed on            None        None
     purchases (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             None        None
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

     Redemption Fee                                   None        None


Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                                 Class R-1  Class R-5*
                                                 ---------  ---------
     Management Fee                               .50%         .50%
     Distribution and Service (12b-1) Fees        .50% (1)     .00%
     Other Expenses                              2.15% (2)(3) 1.20% (2)(4)
                                                 -----         -----
            Total Annual Fund Operating Expenses 3.15% (5)    1.70% (5)

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provides for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2005, which appear disproportionately high because the class assets were relatively small for the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at a rate of ____% before expense reimbursements, and 0.00% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed .99%, and actual Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Income Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class R-1 Shares    $318   $971     $1,649   $3,457
     Class R-5 Shares    $173   $536       N/A       N/A

Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundamental goal of the Fund is to seek some current income. The Fund may not achieve its investment goals.

Principal Investment Strategies
------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends, which in the opinion of the Fund's investment advisor offer prospects for meeting the Fund's investment goals.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, great vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.




Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R-1 shares have been different in each full year. The average annual total return figures compare Class R-1 and Class R-5 share performance to the Standard & Poor's 500 Composite Index, a broad measure of market performance. The Fund commenced operations on October 2, 1995, commenced offering Class R-1 shares on July 1, 2003, and commenced offering Class R-5 shares on February 1, 2005. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
--------------------------------------------------
70%

60%

50%

40%

30%

20%

10%
       7.25
0.00

       2004      2005

Highest quarterly results for time period shown: 10.25% (quarter ended
12/31/04).
Lowest quarterly results for time period shown: -2.49% (quarter ended
9/30/04).




Average Annual Total Returns
----------------------------------------
(periods ended 12/31/05)

Class R-1 Shares                 Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes        %              %

Return After Taxes
on Distributions           %              %

Return After Taxes on
Distributions and Sale
of Fund Shares             %              %

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                     %              %

Class R-5 Shares                 Since Inception
---------------                  02/01/05
                                 ---------------
Return Before Taxes               ______%

S&P 500
(reflects no deduction            ______%
for fees, expenses,
or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
---------------------------------------------------------

                                 Class R-1            Class R-5
                                 ---------            ---------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)       None                None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower) None                None

Redemption Fee                      None                None

Annual Fund Operating Expenses (Expenses Are Deducted From Fund Assets)

                                          Class R-1        Class R-5
                                          ---------        ---------

Management Fee                             .80%              .80%

Distributions and Service (12b-1) Fees     .50% (1)          .00%

Other Expenses                             .64% (2)(3)      1.20% (2)4)
                                          ------
Total Annual Fund Operating Expenses      1.94% (5)         2.00% (5)


(1) The Fund's Rule 12b-1 Plans for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2005, which appear disproportionately high because the class assets were relatively small of the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of ____% before expense reimbursements, and 0.00% after reimbursements, as of the date of this Prospectus.

(4) For the first period during which Class R-5 shares of the Fund have been available, February 1, 2005 to September 30, 2005, the Fund had only nominal Class R-5 assets, and the actual ratio of other expenses to assets (127.50%) before expense reimbursements bears no relation to the expected ratio in a period when the class has the anticipated level of assets. Accordingly, the figure for other expenses is estimated for the current year. Other expenses for the Fund's Class R-5 shares are accrued at a rate of ___% before expense reimbursements, and ____% after expense reimbursements, as of the date of this Prospectus.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.35%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. No five or ten year figures are provided for Class R-5 shares, because the other expenses for the class are currently estimated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years      10 Years
                   ------      -------      -------      --------
Class R-1 Shares    $197        $609        $1,047       $2,264

Class R-5 Shares    $___        $___          ___          ___

International Value Fund

Investment Goals
----------------

International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundamental goal of the Fund is to seek some current income.
 The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.
 The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt securities may be purchased when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments may be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.
Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R-1 shares vary in each full year. The average annual total return figures compare Class R-1 and Class R-5 share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. The Fund commenced operations on May 28, 1998, commenced offering Class R-1 shares on July 1, 2003, and commenced offering Class R-5 shares on February, 1, 2005. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
------------------------------------------------------------
 70.00%

 60%

 50%

 40%

 30%

 20%

 10%

0.00    17.80

        2004      2005

Highest quarterly results for time period shown: 12.64% (quarter ended
12/31/04).
Lowest quarterly results for time period shown: -1.69% (quarter ended
6/30/04).


Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/05)

Class R-1 Shares                 Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes        %          %

Return After Taxes
on Distributions           %          %

Return After Taxes on
Distributions and Sale
of Fund Shares             %          %

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                     %          %

Class R-5 Shares                  Since Inception
----------------                  02/01/05
                                  ----------------
Return Before Taxes                ______%

EAFE Index                         ______%
(reflects no
deduction for
fees, expenses,
or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
--------------------------------------------------------------

                                 Class R-1           Class R-5
                                 ---------           ---------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)        None               None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower)  None               None

Redemption Fee                       None               None

Annual Fund Operating Expenses (expenses Deducted From Fund Assets)

                                         Class R-1        Class R-5
                                         ---------        ---------

Management Fee                             .77%              .77%

Distribution and Service (12b-1) Fees      .50% (1)          .00%

Other Expenses                             .45% (2)         1.36% (2)(3)
                                          _____             ____

Total Annual Fund Operating Expenses      1.72% (4)         2.13% (4)


(1) The Fund's Rule 12b-1 Plans for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-5 shares are based on expenses for the fiscal period February 1, 2005 to September 30, 2005, which appear disproportionately high because the class assets were relatively small for the period, and are not representative of expected expenses.
    Other expenses for Class R-5 shares are accrued at the rate of _____% before expense reimbursements, and _____% after reimbursements, as of the date of this Prospectus.

(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.45%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class R-1 Shares      $175        $542          $933       $2,030

Class R-5 Shares      $216        $687        $1,144       $2,482

 Growth Fund


Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues, earnings and profits. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
..  growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R-1 shares vary in each full year. The average annual total return figures compare Class R-1 and Class R-5 share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. The Fund commenced operations on December 27, 2000, commenced offering Class R-1 shares on July 1, 2003, and commenced offering Class R-5 shares on October 3, 2005. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
-----------------------------------------------------------
 70%

 60%

 50%

 40%

 30%

 20%
         15.03
 10%

0.00

         2004     2005

Highest quarterly results for time period shown:  15.87% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -1.91% (quarter ended
6/30/04).


Average Annual Total Returns
----------------------------------------
(periods ended 12/31/05)

Class R-1 Shares                 Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes        %          %

Return After Taxes
on Distributions           %          %

Return After Taxes on
Distributions and Sale
of Fund Shares             %          %

NASDAQ
(reflects no
deduction for
fees, expenses,
or taxes)                  %          %

Class R-5 Shares                 Since Inception
----------------                 10/03/05
                                 ---------------
Return Before Taxes               _____%

NASDAQ                            _____%
(reflects no
deduction for
fees, expenses,
or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                    Class R-1   Class R-5
                                                    ---------   ---------
     Maximum Sales Charge (Load) on Purchases          None       None
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     None       None
      (as a percentage of redemption proceeds or original purchase price, whichever is lower)

     Redemption Fee                                    None       None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                               Class R-1     Class R-5
                                               ---------     ---------
     Management Fee                              .88%          .88%
     Distribution and Service (12b-1) Fees       .50% (1)      .00%
     Other Expenses                             2.18% (2)(3)  1.20% (2)(4)
                                                -----         -----
           Total Annual Operating Expenses      3.56% (5)     2.08% (5)

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2005, which appear disproportionately high because the class assets were relatively small for the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of ____% before expense reimbursements, and ____% after reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 shares for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.50%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.



Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R-1 Shares   $359     $1,091      $1,845     $3,827

     Class R-5 Shares   $211     $656         N/A        N/A

Investment Income Builder Fund

Investment Goals
----------------
The Income Builder Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment advisor believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalizations of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.



Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility. Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. The returns reflected in the bar chart and in the table below are for a class of shares that is not offered in this Prospectus but that would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge and lower annual expenses. The Fund commenced its offering of Class A shares on December 24, 2002, and commenced offering Class R-1 shares on February 1, 2005. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




The following is presented as a bar graphs in the Prospectus
Annual Total Returns for Class A Shares
---------------------------------------------------------------
70%

60%
      32.05
50%

40%             16.87

30%

20%

10%

0.00

      2003      2004      2005

Highest quarterly results for time period shown: 16.37% (quarter ended
6/30/03).
Lowest quarterly results for time period shown: -0.82% (quarter ended
3/31/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Income Builder Fund Average Annual Total Returns - Class A Shares
-----------------------------------------------------------------
 (periods ended 12/31/05
                                 Since Inception
                     One Year       12/24/02
                     --------    ---------------

Return Before Taxes        %            %

Return After Taxes
on Distributions           %            %

Return After Taxes on
Distributions and Sale
of Fund Shares             %            %

S&P 500
(reflects no deduction
for fees, expenses or
taxes)                     %            %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax.

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                    Class R-1   Class R-5*
                                                    ---------   ---------
   Maximum Sales Charge (Load) on Purchases            None       None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                           None       None

   Redemption Fee                                      None       None

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                               Class R-1      Class R-5*
                                               ---------      ---------
   Management Fee                               .86%           .86%
   Distribution and Service (12b-1) Fees        .50% (1)       .00%
   Other Expenses                              1.22% (2)(3)   1.22% (2)(4)
                                               ------         -----
             Total Annual Operating Expenses   2.58% (5)      2.08% (5)

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) For the first period during which Class R-1 shares of the Fund have been available, February 1, 2005 to September 30, 2005, the Fund had only nominal Class R-1 assets, and the actual ratio of other expenses to assets (28.93%) before expense reimbursements bears no relation to the expected ratio in a period when the class has the anticipated level of assets. Accordingly, the figure for other expenses is estimated for the current year. Other expenses for the Fund's Class R-1 shares are accrued at a rate of ______% before expense reimbursements, and _____% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-1 R-5 shares for the current fiscal year, before expense reimbursements. A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.50% and Class R-5 expenses do not exceed .99%. Waivers of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Income Builder Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year       3 Years
                         ------       -------
     Class R-1 Shares     $261         $802

     Class R-5 Shares     $211         $652

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments. Information about the Funds' policies and procedures with respect to the disclosure of Fund portfolio investments is available in the Statement of Additional Information.



Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer.
 The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose.
 If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks And Equity Securities
------------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
---------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes.
 Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.


BUYING FUND SHARES

Class R-1 and Class R-5 shares are generally available to employer sponsored retirement plans, such as profit sharing and defined contribution plans, pension and defined benefit plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement to make Class R-1 or Class R-5 shares available to plan participants. Class R-1 and Class R-5 shares generally are not available to retail non-retirement accounts, individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual 403(b) plans, Simplified Employee Pensions (SEPs), SAR-SEPs, 529 tuition programs, and Coverdell Educational Savings Accounts.


You may add Fund shares to your plan account by contacting your plan administrator.

No sales charge, contingent deferred sales charge or redemption fee is imposed on the purchase or redemption of Class R-1 or Class R-5 shares at this time. In the future, Class R-1 or Class R-5 shares of any Fund redeemed or exchanged within 30 days of purchase may be subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange if, in the sole judgment of Thornburg the fee is necessary to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.


Class R-1 shares are subject to a Rule 12b-1 Service Plan, which provides for each Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Class R-1 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay commissions and for administration, service and distribution expenses. The Trustees of the Funds currently limit payments under the Distribution Plan for each Fund to 1/4 of 1% of Class R-1 assets each year, so that total Rule 12b-1 payments for Class R-1 shares of each Fund do not currently exceed 1/2 of 1% each year. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R-5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment advisor (Thornburg) for costs to obtain various shareholder services from persons who sell Class R-5 shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has no intention to seek a reimbursement of any expenses under the plan for Class R-5 shares. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund Class R-1 or Class R-5 shares. These amounts differ depending upon the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Amounts paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described above under the caption "Buying Fund Shares."

The Funds' investment advisor (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares. Thornburg or TSC also may provide noncash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that these services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.

SELLING FUND SHARES

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will do the transaction for you, or provide you with the means to do the transaction yourself. Shares are redeemed at the net asset value next determined after the redemption request is received in good order by the Funds' Transfer Agent or other person authorized to receive redemption requests on behalf of the Funds. The amount of any redemption fee will be deducted and the redemption proceeds will be paid to your plan administrator. Any redemption fee will apply to any appreciation in value. No redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a redemption fee will be redeemed first.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made the next business day, and in most cases within seven days after the executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

INVESTOR SERVICES

Fund Information
----------------

Please contact your plan administrator for information respecting your account. Additionally, Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Street Name Accounts
--------------------

Class R-1 and Class R-5 shares may be held by broker dealers, financial advisors, plan fiduciaries or other financial services firms acting as owner of record of Fund shares as a convenience to investors. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if an investor holds Fund shares through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual fund shares.

Exchanging Shares
-----------------

As a shareholder, you have the privilege of exchanging Class R-1 or R-5 shares of a Thornburg Fund for Class R-1 or R-5 shares of other Thornburg Funds. The exchange must take place between the same share class. The privilege may be suspended or terminated at any time. See also, "Excessive Trading," below.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund, and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If a pricing service is unable to provide a valuation considered reliable for a fixed income security held by a Fund, or if a market quotation for an equity security is unavailable or considered unreliable, Thornburg will determine a fair valuation for the security using valuation factors identified in a pricing policy approved by the Trustees. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value. Market prices for portfolio securities may be unreliable because the market quotations are stale due to trading suspensions or the passage of time since the securities were actively traded, or because of events affecting a given securities issuer or group of issuers. These events include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of the exchange. Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of techniques used by Thornburg to reduce excessive trading. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.


Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase or exchange order. See "Excessive Trading," below.

When you buy shares of the Funds or sell them through your plan administrator, you may be charged a fee for this service. Please read your plan materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc. and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Some account transactions will require a signature guarantee or other evidence of identity or authority. This requirement is intended to protect you and your fund from fraud. We will require a signature guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances. If a signature guarantee is required, it must be provided by a participant in the Securities Transfer Agent Medallion Program (STAMP), and the STAMP2000 Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a signature guarantee.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance.
 Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders and to recover costs associated with excessive trading, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities are traded on foreign exchanges, are thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.


Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). See also "Exchanging Shares" above.

Many Fund shares are now held through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors. The firms which establish omnibus accounts may be unable to process and collect redemption fees or may refuse to do so. Consequently, Thornburg may not be able to detect excessive trading through omnibus accounts, and the Funds may not be able to collect redemption fees in some cases when those fees would ordinarily apply.


Upon notice by the Trust, a redemption fee of 1.00% may be charged on redemptions of Class R-1 or Class R-5 shares of any Fund within 30 days from the date of purchase. The fee would be calculated on the value of the shares on the date of the redemption or exchange. The fee would not be imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee would be instituted to offset brokerage commissions and other expenses which may be incurred by the Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive redemption fees in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly.
 Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow this practice. Income Builder Fund typically declares investment income dividends daily, and pays those dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Each Fund earns interest and dividends from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

Dividends
Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains
Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

TAXES
Federal Taxes - In General

Prospective investors, and in particular persons who are not individuals, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions

Distributions to qualified retirement plan accounts are not subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts, representing net investment income net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain.
 Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.


Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemptions of Fund shares through qualified retirement plan accounts are not subject to federal income tax under current law. Redemption or resale of shares by a taxable shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

ORGANIZATION OF THE FUNDS

Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Funds are diversified series of the Trust. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class's shareholders. Thornburg 's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.



For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates were:

                               Year Ended September 30, 2005
                          Advisory Fee Rate  Administrative Services Rates
                          -----------------  ----------------------------
                                                  Class R-1      Class R-5

     Government Fund              .375%            .125%           .05%*

     Income Fund                  .50%             .125%           .05%*

     Value Fund                   .80%             .125%           .05%

     International Value Fund     .77%             .125%           .05%

     Growth Fund                  .875%            .125%           .05%*

     Income Builder Fund          .86%             .125%           .05%*

* As of the date of this Prospectus, Government Fund, Income Fund, and Income Builder Fund have not commenced offering Class R-5 shares.


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets.
 Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. Each Fund's expenses include payments to third parties that perform administrative services for accounts invested in the Funds. These administrative and recordkeeping expenses may be charged to the Funds as a percentage of share value held by an account, or based on the number of persons holding through an account, or on another basis. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of its shares, except as described above under Buying Fund Shares".

PORTFOLIO MANAGERS
------------------

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of Government Fund and Income Fund. Mr. Bohlin joined Thornburg in 1984 as an associate. He has been the portfolio manager of Government Fund since 1988 and has been the portfolio manager for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing Government Fund and Income Fund. Mr. Bohlin is a graduate of St. John's College, Santa Fe, New Mexico.

William V. Fries, a Managing Director of Thornburg, is the portfolio manager of Value Fund and International Value Fund. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Mr. Fries is assisted by other employees of Thornburg in managing Value Fund and International Value Fund. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with USAA Investment Management Company. Mr. Fries began his investment career as a securities analyst and bank investment officer, and received his designation as a Chartered Financial Analyst in 1974.

    Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of Growth Fund. Mr. Motola joined Thornburg and became the portfolio manager of Growth Fund in 2001. He is assisted by other employees of Thornburg in managing Growth Fund. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities, including portfolio manager (1998-2001), associate manager (1997-1998), equity trader (1995-
1997) and equity specialist (1995-1997), at other investment management firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is a Chartered Financial Analyst, received BAs in English, History and Medieval Studies from the University of California at Santa Barbara, and received his MBA from the Haas School of Business, University of California at Berkeley.

Income Builder Fund's investments are managed by a team of investment professionals employed by Thornburg.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


TRUSTEES
---------

     The Funds are managed by Thornburg Investment Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, a member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.


David A. Ater, 60, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.


David D. Chase, 63, Trustee since 2001, chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School, Dartmouth College, and a PhD in Finance from Arizona State University.


Eliot R. Cutler, 59, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.


Susan H. Dubin, 56, Trustee since 2004

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.


Owen D. Van Essen, 51, Trustee since 2004

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.


James W. Weyhrauch, 46, Trustee since 1996, member of Audit Committee

     James Weyhrauch is the vice chairman and chief executive officer of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

    The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund commenced offering Class R-1 shares on July 1, 2003. Income Builder Fund commenced offering Class R-1 shares on February 1, 2005. Value Fund and International Value Fund commenced offering Class R-5 shares on February 1, 2005, Growth Fund commenced offering Class R-5 shares on October 3, 2005, and the other Funds are expected to do so in the future. Because Income Builder Fund only has information available for Class R-1 shares for the period February 1, 2005 to September 30, 2005, information for Class A shares is also displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents for Income Builder Fund an investment in the same portfolio of securities. Total returns and other information would differ only to the extent that Class A shares are subject to sales charges and lower annual expenses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods for each of the Funds appears in the Annual Report for each of those Funds, which have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm.


    The report of PricewaterhouseCoopers, LLP, together with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."











FINANCIAL HIGHLIGHTS
    Thornburg Limited Term U.S. Government Fund
     -------------------------------------------        Year Ended September 30,       Period Ended
                                                        2005             2004          September 30,
                                                                                          2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                    $13.02          $13.23           $13.38
                                                        ------          ------           ------
Income from investment operations:
   Net investment income                                  0.34            0.37             0.17
   Net realized and unrealized
     gain (loss) on investments                          (0.25)          (0.21)           (0.15)
                                                        -------          ------          -------
Total from investment operations                          0.09            0.16             0.02
Less dividends from:
   Net investment income                                 (0.34)          (0.37)           (0.17)
                                                        -------          -------         -------
Change in net asset value                                (0.25)          (0.21)           (0.15)

Net asset value, end of period                          $12.77          $13.02           $13.23
                                                        ======          ======           ======
Total return (a)                                          0.72%           1.26%            0.19%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                                  2.66%           2.62%            5.07%(b)
   Expenses, after expense reductions                     0.93%           0.91%            1.15%(b)
   Expenses, after expense reductions
     and net of custody credits                           0.91%           0.91%            1.15%(b)
   Expenses, before expense reductions                    3.55%          13.56%       41,652.81%(b)*
Portfolio turnover rate                                  18.00%          12.39%           35.06%

Net assets at end of period (000)                    $3,008            $422              $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.











FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
                                                     Year Ended September 30,       Period Ended
                                                     2005             2004          September 30,
                                                                                       2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                 $12.81         $12.99            $13.10
                                                     ------         ------             ------
Income from investment operations:
   Net investment income                               0.48           0.45              0.17
   Net realized and unrealized
     gain (loss) on investments                       (0.30)         (0.18)            (0.11)
                                                     -------         ------            -------
Total from investment operations                       0.18           0.27              0.06
Less dividends from:
   Net investment income                              (0.47)         (0.45)            (0.17)
                                                     -------        -------            -------
Change in net asset value                             (0.29)         (0.18)            (0.11)

Net asset value, end of period                       $12.52         $12.81            $12.99
                                                     ======         ======            ======
Total return (a)                                       1.43%          2.14%             0.48%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               3.57%          3.41%             5.19%(b)
   Expenses, after expense reductions                  1.00%          0.98%             1.25%(b)
   Expenses, after expense reductions
     and net of custody credits                        0.99%          0.98%             1.25%(b)
   Expenses, before expense reductions                 3.15%          7.63%        41,534.94%(b)*
Portfolio turnover rate                               23.16%         22.73%            18.86%

Net assets at end of period (000)                 $2,162           $911                $0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.














FINANCIAL HIGHLIGHTS
Thornburg Value Fund
--------------------
                                                      Year Ended September 30,       Period Ended
                                                      2005             2004          September 30,
                                                                                        2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $28.06           $26.27           $25.83
                                                     ------           ------           ------
Income from investment operations:
   Net investment income                               0.33             0.17             0.03
   Net realized and unrealized
     gain (loss) on investments                        4.60             1.85             0.41
                                                     ------           ------           ------
Total from investment operations                       4.93             2.02             0.44
Less dividends from:
   Net investment income                              (0.31)           (0.23)             -
                                                     -------          -------          ------
Change in net asset value                              4.62             1.79             0.44

Net asset value, end of period                       $32.68           $28.06           $26.27
                                                     ======           ======           ======
Total return (a)                                      17.64%           7.68%             1.70%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               1.07%           0.61%             0.48%(b)
   Expenses, after expense reductions                  1.35%           1.34%             1.45%(b)
   Expenses, after expense reductions
     and net of custody credits                        1.35%           1.34%             1.45%(b)
   Expenses, before expense reductions                 1.94%           2.22%        44,445.63%(b)*
Portfolio turnover rate                               58.90%          68.74%            82.89%

Net assets at end of period (000)                $11,661          $5,754               $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+     Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg Value Fund
--------------------
                                                           Period Ended September 30,
                                                                    2005 (c)
Class R-5 Shares:
Per Share Performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period                               $30.75
                                                                   ------
Income from investment operations:
   Net investment income                                             0.28
   Net realized and unrealized
     gain (loss) on investments                                      2.45
                                                                  -------
Total from investment operations                                     2.73

Less dividends from:
   Net investment income                                            (0.26)

Change in net asset value                                            2.47

Net asset value, end of period                                     $33.22
                                                                   ======
Ratios/Supplemental Data
------------------------
Total return (a)                                                     8.93%
Ratios to average net assets:
   Net investment income                                             1.31% (b)
   Expenses, after expense reductions                                1.00% (b)
   Expenses, after expense reductions
     and net of custody credits                                      0.99% (b)
   Expenses, before expense reductions                             127.30% (b)++
Portfolio turnover rate                                             58.90%

Net assets at end of year (000)                                    $    31

<Fa> Not annualized for periods less than one year.
<Fb> Annualized.
<Fc> Effective date of Class R5 Shares was February 1, 2005.
++   Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+    Based on weighted average shares outstanding.








FINANCIAL HIGHLIGHTS
Thornburg International Value Fund
----------------------------------
                                                     Year Ended September 30,       Period Ended
                                                      2005             2004         September 30,
                                                                                       2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $18.28           $15.01         $13.59
                                                     ------           ------         ------
Income from investment operations:
   Net investment income                               0.21             0.19           0.02
   Net realized and unrealized
     gain (loss) on investments                        4.63             3.08           1.40
                                                     -------          ------          ------
Total from investment operations                       4.84             3.27           1.42
Less dividends from:
   Net investment income                              (0.24)             -              -
                                                     -------          ------          ------
Change in net asset value                              4.60             3.27           1.42

Net asset value, end of period                       $22.88           $18.28         $15.01
                                                     ======           ======         ======
Total return (a)                                      26.54%           21.79%         10.45%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               0.99%            1.08%          0.65%(b)
   Expenses, after expense reductions                  1.45%            1.45%          1.60%(b)
   Expenses, after expense reductions
     and net of custody credits                        1.45%            1.45%          1.60%(b)
   Expenses, before expense reductions                 1.72%            2.42%     30,451.98%(b)*
Portfolio turnover rate                               34.17%           35.84%         58.35%

Net assets at end of period (000)               $118,436          $11,207            $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+     Based on weighted average shares outstanding.




FINANCIAL HIGHLIGHTS
Thornburg International Value Fund
----------------------------------
                                                              Period Ended September 30,
                                                                      2005 (c)
Class R-5 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                                 $20.37
                                                                     ------
Income from investment operations:
   Net investment income                                               0.16
   Net realized and unrealized
     gain (loss) on investments                                        2.84
                                                                     -------
Total from investment operations                                       3.00
                                                                     -------
Less dividends from:
   Net investment income                                              (0.19)
                                                                     -------
Change in net asset value                                              2.81

Net asset value, end of period                                       $23.18
                                                                     ======
Ratios/Supplemental Data
------------------------
Total return (a)                                                      14.72%
Ratios to average net assets:
   Net investment income                                               1.10% (b)
   Expenses, after expense reductions                                  1.00% (b)
   Expenses, after expense reductions
     and net of custody credits                                        0.99% (b)
   Expenses, before expense reductions                                 2.13% (b)

Portfolio turnover rate                                               34.17%

Net assets at end of period (000)                                   $ 14,458

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-5 Shares was February 1, 2005.
+ Based on weighted average shares outstanding.








FINANCIAL HIGHLIGHTS
Thornburg Growth Fund
--------------------------
                                                     Year Ended September 30,       Period Ended
                                                      2005             2004         September 30,
                                                                                       2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $10.90           $10.11          $9.59
                                                     ------           ------          -----
Income from investment operations:
   Net investment income                              (0.14)           (0.12)         (0.03)
   Net realized and unrealized
     gain (loss) on investments                        3.50             0.91           0.55
                                                     -------          -------         ------
Total from investment operations                       3.36             0.79           0.52

Change in net asset value                              3.36             0.79           0.52

Net asset value, end of period                       $14.26           $10.90         $10.11
                                                     ======           ======         ======
Total return (a)                                      30.83 %           7.81 %         5.42%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                              (1.08)%          (1.17)%        (1.06)%(b)
   Expenses, after expense reductions                  1.52 %           1.50 %         1.65 %(b)
   Expenses, after expense reductions
     and net of custody credits                        1.49 %           1.49 %         1.65 %(b)
   Expenses, before expense reductions                 3.56 %         722.79 %       22,219.77%(b)*
Portfolio turnover rate                              115.37 %         108.50 %          102.91%

Net assets at end of period (000)                 $6,345              $16               $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+>  Based on weighted average shares outstanding.









FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------

Investment Income Builder Fund commenced offering Class R-1 shares on February 1, 2005. Because the Fund only has financial information available for Class R-1 shares for the period February 1, 2005 to September 30, 2005, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.



FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
-----------------------------------------
                                                           Period Ended
                                                           September 30,
                                                            2005(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                       $16.98
                                                           ------
Income from investment operations:
   Net investment income                                     0.50
   Net realized and unrealized
     gain (loss) on investments                              0.79
                                                           -------
Total from investment operations                             1.29

Less dividends from
   Net investment income                                    (0.34)
                                                            ------
Change in net asset value                                    0.95

Net asset value, end of period                             $17.93
                                                           ======
Ratios/Supplemental Data
------------------------
Total return (a)                                             7.67%
Ratios to average net assets:
   Net investment income                                     4.27% (b)
   Expenses, after expense reductions                        1.50% (b)
   Expenses, after expense reductions
     and net of custody credits                              1.49% (b)
   Expenses, before expense reductions                      28.93% (b) ++

Portfolio turnover rate                                     76.76%

Net assets at end of period (000)                         $280

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was February 1, 2005.
++ Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+ Based on weighted average shares outstanding.




FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------
                                                     Year Ended September 30,       Period Ended
                                                     2005             2004          September 30,
                                                                                       2003 (c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                $15.60           $13.77          $11.94
                                                    ------           ------          ------
Income from investment operations:
   Net investment income                              0.73             0.72            0.56
   Net realized and unrealized
     gain (loss) on investments                       2.24             1.66            1.60
                                                    ------           ------          ------
Total from investment operations                      2.97             2.38            2.16
Less dividends from:
  Net investment income                              (0.64)          (0.55)           (0.33)
                                                    -------          -------         -------
Change in net asset value                             2.33            1.83             1.83

Net asset value, end of period                      $17.93          $15.60           $13.77
                                                    ======          ======           ======
Total return (a)                                     19.21%          17.40%           18.25%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                              4.26%          4.72 %            5.65%(b)
   Expenses, after expense reductions                 1.47%          1.50 %            1.61%(b)
   Expenses, after expense reductions
     and net of custody credits                       1.47%          1.49 %            1.60%(b)
   Expenses, before expense reductions                1.47%          1.50 %            1.74%(b)

Portfolio turnover rate                              76.76%        109.21%            52.10%

Net assets at end of period (000)                  $515,915        $224,522          $73,083

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.





<OUTSIDE BACK COVER>
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds'  independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Advisor
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds'
current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this
Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501

(800) 847-0200

www.thornburg.com   email: postmaster@thornburg.com

Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                    Statement of Additional Information
                                   for
                   Thornburg Limited Term Municipal Fund
             Thornburg California Limited Term Municipal Fund
                   Thornburg Intermediate Municipal Fund
              Thornburg New Mexico Intermediate Municipal Fund
               Thornburg Florida Intermediate Municipal Fund
               Thornburg New York Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                   Thornburg Limited Term Income Fund
                          Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund
                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

     Thornburg Limited Term Municipal Fund ("Limited Term National Fund"), Thornburg California Limited Term Municipal Fund ("Limited Term California Fund"). Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg New Mexico Intermediate Municipal Fund ("Intermediate New Mexico Fund"), Thornburg Florida Intermediate Municipal Fund ("Intermediate Florida Fund"), Thornburg New York Intermediate Municipal Fund ("Intermediate New York Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), and Thornburg Investment Income Builder Fund ("Income Builder Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class A, Class B, Class C or Class D shares offered by the Funds.

        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Funds" Prospectus dated February 1, 2006. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended September 30, 2005 are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' "Thornburg Funds" Prospectus.

     Prior to October 1, 1995, the Trust's name was "Thornburg
Income Trust."

     The date of this Statement of Additional Information is February 1, 2006.

                        TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
MUNICIPAL FUNDS. . . . . . . . . . . . . . . . . . . . . . . . __
  Funds Investments-In General . . . . . . . . . . . . . . . . __
  Municipal Obligations. . . . . . . . . . . . . . . . . . . . __
  Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Temporary Investments. . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  U.S. Government Obligations. . . . . . . . . . . . . . . . . __
  Special Risks Affecting Limited Term California Fund . . . . __
  Special Risks Affecting Intermediate New Mexico Fund . . . . __
  Special Risks Affecting Intermediate Florida Fund. . . . . . __
  Special Risks Affecting Intermediate New York Fund . . . . . __

GOVERNMENT FUND and INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Asset-Backed Securities - Government Fund and Income Fund. . __ Mortgage-Backed Securities and Mortgage Pass-
    Through Securities . . . . . . . . . . . . . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations. . . . . . . . . . __
  Other Mortgage-Backed Securities . . . . . . . . . . . . . . __
  Other Asset-Backed Securities. . . . . . . . . . . . . . . . __
  Repurchase Agreements-Government Fund and Income Fund. . . . __
  When Issued Securities-Government Fund and Income Fund . . . __ Reverse Repurchase Agreements-Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions-Government Fund and Income Fund . . __ Lending of Portfolio Securities - Government Fund
   and Income Fund . . . . . . . . . . . . . . . . . . . . . . __
  Other Investment Strategies-Income Fund. . . . . . . . . . . __
  General Characteristics of Options-Income Fund . . . . . . . __
  General Characteristics of Futures-Income Fund . . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions-Income Fund. . . . . . . . . . . . . . __
  Risks of Currency Transactions-Income Fund . . . . . . . . . __

                                -i-


  Combined Transactions-Income Fund. . . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars-Income Fund. . . . . . . . . __
  Eurodollar Instruments-Income Fund . . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States-Income Fund. . . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts-Income Fund . . __
  Foreign Securities-Income Fund . . . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND,
   and INCOME BUILDER FUND . . . . . . . . . . . . . . . . . . __
  Illiquid Investments-Value Fund, International
    Value Fund, Growth Fund, and Income Builder Fund . . . . . __
  Restricted Securities-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Swap Agreements, Caps, Floors, Collars-
    Value Fund, International Value Fund, Growth Fund
    and Income Builder Fund. . . . . . . . . . . . . . . . . . __
  Indexed Securities-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Repurchase Agreements-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Reverse Repurchase Agreements-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Securities Lending-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Lower-Quality Debt Securities-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Foreign Investments-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Foreign Currency Transactions-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Limitations on Futures and Options Transactions-
    Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Real Estate-Related Instruments-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund. . . . . . . __
  Futures Contracts-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Futures Margin Payments-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund. . . . . . . __
  Purchasing Put and Call Options-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund. . . . . . . __
  Writing Put and Call Options-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund. . . . . . . __
  Combined Positions-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Correlations of Price Changes-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
                                      -ii-


Liquidity of Options and Futures Contracts-Value Fund,
    International Value Fund, Growth Fund and Income
    Builder Fund . . . . . . . . . . . . . . . . . . . . . . . __
  OTC Options-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __
  Option and Futures Relating to Foreign Currencies-
   Value Fund, International Value Fund, Growth Fund
   and Income Builder Fund . . . . . . . . . . . . . . . . . . __
  Asset Coverage for Futures and Options Positions-
   Value Fund, International Value Fund, Growth Fund
   and Income Builder Fund . . . . . . . . . . . . . . . . . . __
  Short Sales-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Limited Term National Fund and
   Limited Term California Fund. . . . . . . . . . . . . . . . __
  Investment Limitations-Intermediate National Fund,
   Intermediate New Mexico Fund; Intermediate Florida Fund,
   Intermediate New York Fund and Income Builder Fund. . . . . __
   Investment Limitations-Government Fund. . . . . . . . . . . __
   Investment Limitations-Income Fund. . . . . . . . . . . . . __
   Investment Limitations-Value Fund, International Value Fund
     and Growth Fund . . . . . . . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Limited Term National Fund (Class A and C) . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
   Representative Performance Information-
   Limited Term California Fund (Class A, B and C). . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
    National Fund (Class A and C). . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
      New Mexico Fund (Class A and Class D). . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
                        -iii-



  Representative Performance Information-Intermediate
    Florida Fund (Class A) . . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
    New York Fund (Class A). . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-
    Government Fund (Class A, B and C). . . . . . . . .. . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Income
    Fund (Class A and C) . . . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Value
    Fund (Class A and C) . . . . . . . . . . . . . . . . . . . __
  Representative Performance Information-
    International Value Fund (Class A, B and C)  . . . . . . . __
  Representative Performance Information
    Growth Fund (Class A and C). . . . . . . . . . . . . . . . __
  Representative Performance Information
    Income Builder Fund (Class A and C)  . . . . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES. . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Distributions by Investment Companies-In General . . . . . . __
  Municipal Funds-Income Dividends . . . . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  In General . . . . . . . . . . . . . . . . . . . . . . . . . __
  Municipal Funds, Government Fund and Income Fund . . . . . . __
  Value Fund, International Value Fund, Growth Fund
  and Income Builder Fund. . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION. . . . __
                            -iv-



MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGERS. . . . . . . . . . . . .__

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
  Limited Term National Fund . . . . . . . . . . . . . . . . . __
  Limited Term California Fund . . . . . . . . . . . . . . . . __
  Intermediate National Fund . . . . . . . . . . . . . . . . . __
  Intermediate New Mexico Fund . . . . . . . . . . . . . . . . __
  Intermediate Florida Fund. . . . . . . . . . . . . . . . . . __
  Intermediate New York Fund . . . . . . . . . . . . . . . . . __
  Government Fund. . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund . . . . . . . . . . . . . . . . . . __
  Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Income Builder Fund. . . . . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . __

                       ORGANIZATION OF THE FUNDS

     Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are diversified series and Intermediate New Mexico Fund, Intermediate Florida Fund, and Intermediate New York Fund are nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 active Funds, all of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.


     Limited Term National Fund and Limited Term California Fund are newly formed series of the Trust, and were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining its two funds with the Funds then offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," was consummated on June 21, 2004 when each of the Funds of Thornburg LTMF transferred substantially all of their respective assets to Limited Term National Fund and Limited Term California Fund. Each of Limited Term National Fund and Limited Term California Fund have investment objectives and policies identical to those of its predecessor fund, and each of those Funds is managed under an investment management agreement which is substantially identical to the agreement under which its predecessor fund was managed. The Funds commenced a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this Statement of Additional Information for Limited Term National Fund and Limited Term California Fund pertains to the predecessor funds for periods before the reorganization.


     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.


     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.


     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.


     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes.
Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                          INVESTMENT POLICIES

MUNICIPAL FUNDS
---------------

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, and Intermediate New York Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." The primary investment objective of each of the Municipal Funds is to seek as high a level of current investment income exempt from the individual federal income tax as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. In addition, the Limited Term California Fund seeks exemption of its income dividends from California State individual income taxes, Intermediate New Mexico Fund seeks exemption of its income dividends from New Mexico state individual income taxes, and Intermediate New York Fund seeks exemption of its income dividends from New York State and New York City individual income taxes. Intermediate Florida Fund seeks exemption from the "intangibles" tax normally imposed on securities held by individuals resident in the State of Florida. The objective of preserving capital may preclude the Municipal Funds from obtaining the highest possible yields.

     Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, and Intermediate New York Fund each will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate Funds may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term Funds.

     The following discussion supplements the disclosures in the Thornburg Funds Prospectus respecting the Municipal Funds' investment policies, techniques and investment limitations.


Fund Investments - In General
-----------------------------

     Each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by the Funds' investment adviser (Thornburg) to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the municipal funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," below. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions each of the single State Municipal Funds invests 100%, of its assets in obligations originating in the state having the same name as the Fund or issued by United States territories or possessions, and as a matter of fundamental policy, invests 80% of its assets in municipal obligations (i) exempt from regular individual federal income tax and exempt (in the case of Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund) from individual income tax in the state having the same name as the Fund, and (ii) originating in the state having the same name as the Fund.

     Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal or state income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page ___. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Municipal Funds do not expect to find it necessary to make temporary investments.

     In applying the percentage investment restrictions described in the two paragraphs preceding, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.


     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by Thornburg for Municipal Funds under the supervision of the Trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase municipal obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     Thornburg will evaluate the liquidity of each municipal lease upon its acquisition and periodically while it is held based upon various factors, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated municipal lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease is unrated, if Thornburg determines that the municipal lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Municipal Funds will seek to reduce further the special risks associated with investment in municipal leases by investing in municipal leases only where, in Thornburg's opinion, certain factors have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the municipal lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the municipal lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated municipal lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be adversely affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings
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     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well
established.   Notes bearing the designation MIG 4 are judged to be of
adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments
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     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment adviser's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
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     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Municipal Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations
---------------------------

     Each Municipal Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
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     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.



     The budget deficit and other factors led to recent downgrades to BBB (Standard and Poor's) and A3 (Moody's) for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.

Special Risks Affecting Intermediate New Mexico Fund
----------------------------------------------------
     Intermediate New Mexico Fund invests primarily in New Mexico municipal obligations. For this reason, an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing.

     New Mexico is the fifth largest state in area, containing approximately 121,593 square miles, but has a relatively small population of approximately 1,819,000 persons (2001). Major industries in New Mexico are energy resources, semi-conductor manufacturing, tourism, services, arts and crafts, agriculture-agribusiness, government, manufacturing and mining.
 In fiscal year 2001, the value of energy resources production (crude petroleum, natural gas, and coal) was approximately $10.6 billion. Major federally funded scientific research facilities at Los Alamos, Albuquerque and White Sands are also a notable part of the state's economy and limit the state's exposure to national economic cycles. Potential future economic vulnerabilities for the state or specific portions of the state include declines in mineral extraction and fluctuations in gas and oil production and prices, possible budget decreases at national laboratories located at White Sands, Albuquerque and Los Alamos, and a possible general slowdown in the nation's economy.

     State income per capita was $23,162 in 2001, which was 77% of the national average. The state's general obligation debt level is relatively low at less than 1% of assessed valuation and $160 per capita. However, the state has issued $470 million of severance tax bonds that have a prior lien on important revenue sources. New Mexico benefited from 6.5% personal income growth in 2002, led by strength in the state's service, wholesale and retail trade industries. The state is currently projecting personal income growth of 5.3% and 4.7% in 2003 and 2004. If income growth falls short of these projections, sizable deficits may develop.

     Gross receipts taxes are the most important revenue source of the state. In 2003, they make up 42% of state revenues. Other important revenue sources include personal income taxes (24%), mineral taxes, rents and royalties (14%), and investment income (13%). As of April, 2003, total General Fund revenues were $13.5 billion, down 3.6% from the same period in the 2002 fiscal year. Strength in sales taxes, mineral taxes, and investment income have been more than balanced by weakness in personal and corporate income taxes. The state is currently planning to reduce income tax rates over the next few years. If growth does not accelerate or alternative revenue sources are not created, then deficits could develop. The June 30, 2002 General Fund Balance was $320 million. General Fund Reserves for 2003 are projected to total $260 million.

Special Risks Affecting Intermediate Florida Fund
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     Intermediate Florida Fund invests primarily in Florida municipal obligations. For this reason, an investment in Intermediate Florida Fund may be riskier than an investment in Intermediate National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate Florida Fund before investing.

     Florida is characterized by sustained population growth and greater economic diversification. These trends have brought increased demand for infrastructure, schools, and state services. Major industries for the state include agriculture, tourism, construction, insurance, banking, and import-export trade.

     Personal income growth has generally been around the national average but has lagged on a per capita basis. In 2002 personal income per capita was $29,596, ranking Florida 23rd. Net tax supported debt is $17 billion and is slightly above the national average at 3.4% of personal income.

     At the end of fiscal 2002 the general fund balance increased to $984 million, and together with the budget stabilization fund represented almost 10% of the $19 billion in general fund revenue. In 2003 a budget deficit caused the state to spend the bulk of its general fund balance, leaving $130 million, but the stabilization fund was left unchanged.

     The fiscal 2003 budget projects $20.1 billion in general fund revenue, while the budget stabilization fund is expected to increase slightly to $966 million. The general fund balance is projected to rebound to $955 million by the end of 2004. Combined with the stabilization fund, the state's cash reserves are expected to equal around 9.5% of 2004 revenue.

     Two state initiatives will require significant increases in state spending for the long term future. In 2000 Florida voters passed a constitutional amendment to develop and operate a high speed rail system between the state's five major metropolitan areas. Construction is expected to begin in late 2003. In 2003 Florida voters passed a constitutional amendment to limit school class sizes. Both amendments involve multi-billion dollar capital expenditures that will strain future budgets.

Special Risks Affecting Intermediate New York Fund
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     Intermediate New York Fund invests primarily in municipal, county, and state debt obligations within the state of New York. For this reason, an investment in Intermediate New York Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentrations of Intermediate New York Fund before investing.

    New York has a broad and diverse economy. Although the state's manufacturing sector has continued to contract over time, the state's service sector has expanded. Finance, insurance, and real estate are particularly important to the state's economy and employment, and were responsible for 32.5% of the gross state product in 2001. The state is also heavily dependent on economic activity in New York City, which alone accounted for 65.9% of the state's gross state product in 2001.

     The 2004 state budget is $90.8 billion, of which $38.6 billion is the general fund and $52.2 billion is specialty funds from restricted revenue sources. The budget is balanced for 2004 but projects large budget deficits in future years beginning 2005. To achieve balance of revenue and expense in 2004, the budget employs deficit borrowing, short-term tax hikes, and moderate expense cutting.

     Debt levels are relatively high in New York compared with other states. In 2002 New York had $2,042 of net tax supported debt per capita, which is fifth highest in the U.S. and well above the median of $573. As a percentage of personal income, net tax supported debt was 5.9% or fourth highest in the U.S. Total dollar amount of tax supported debt in New York was $38.8 billion, mostly in the form of appropriation bonds, and only $4 billion in the form of state general obligations.

     Tax revenue will depend generally on overall economic activity in the state, with particular importance from financial and business services in the New York City area. The State's ability to control spending is also a key factor in the state's credit quality.

GOVERNMENT FUND and INCOME FUND

     Government Fund and Income Fund each has the primary investment goal of providing, through investment in a professionally managed portfolio of fixed income obligations as high a level of current income as is consistent, in the investment adviser's view, with safety of capital. Government Fund will seek to achieve its primary investment goal by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. Income Fund will seek to achieve its primary goal by investing primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of the Funds has the secondary goal of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this goal by investing in obligations with an expected dollar-weighted average maturity of normally not more than five years.

     The following discussion supplements the disclosures in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
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     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years.
The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
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     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund
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     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")
---------------------------------------------

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral").
The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations
-----------------------------------------

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Mortgage-Backed Securities
---------------------------------

     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.
 Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
-----------------------------

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. If otherwise consistent with the Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Repurchase Agreements - Government Fund and Income Fund
-------------------------------------------------------

     Either Government Fund or Income Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be at least as high as that of other obligations the purchasing Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide the purchasing Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for a Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For some purposes under the 1940 Act, a repurchase agreement is deemed to be a loan from the purchasing Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
 Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the purchasing Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund
--------------------------------------------------------

     Either Government Fund or Income Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities.

Reverse Repurchase Agreements - Government Fund and Income Fund
----------------------------------------------------------------

     Either Government Fund or Income Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements.
 See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund
-----------------------------------------------------------

     Either Government Fund or Income Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price.
 The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Lending of Portfolio Securities - Government Fund and Income Fund
-----------------------------------------------------------------

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The lending Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by Thornburg to be of good standing, and when, in the judgment of Thornburg, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund
-----------------------------------------

     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors.
 Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Income Fund to utilize these Strategic Transactions successfully will depend on Thornburg's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Thornburg's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
------------------------------------------------

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("counterparties") through direct bilateral agreement with the counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund
-------------------------------------------------

     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in computing the 5% limit. The segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------

     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------

     Income Fund may engage in currency transactions with counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if Thornburg considers the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and Thornburg believes that the value of schillings will decline against the U.S. dollar, Thornburg may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
---------------------------------------------

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------

     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------

     Among the Strategic Transactions into which Income Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.
 The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.
Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.
 A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, they may be less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------

     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------

     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund
--------------------------------

     Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Foreign securities and cash held in foreign custody or in foreign depositories may not enjoy the same or comparable legal protections prevailing in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries, and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND
and INCOME BUILDER FUND
-------------------------------------------------

     Thornburg Value Fund ("Value Fund") and Thornburg International Value Fund ("International Value Fund") each seeks long term capital appreciation by investing in equity and debt securities of all types. Thornburg Core Growth Fund ("Growth Fund") seeks long term growth of capital by investing in equity securities selected for their growth potential. Thornburg Investment Income Builder Fund ("Income Builder Fund") seeks to provide a level of current income which exceeds the average yield to U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The secondary goal of Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund and Income Builder Fund.

Illiquid Investments - Value Fund, International Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, the Funds' investment adviser (Thornburg) determines the liquidity of investments by the Funds and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swap Agreements, Caps, Floors, Collars - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

      Value Fund, International Value Fund and Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each of the Equity Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Funds may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in deutschemarks, the Fund could enter into forward contracts to sell deutschemarks and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
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     Value Fund, International Value Fund, Growth Fund and Income Builder Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on these Funds' investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Real Estate-Related Instruments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
------------------------------------------------------------------------

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P
500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
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     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
----------------------------------------------------------------------

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
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     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
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     The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will instead increase risk or hinder achievement of the goal.

Correlation of Price Changes - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
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     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
---------------------------------------------------

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Equity Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Value Fund, International Value Fund, and Growth Fund" above.

Asset Coverage for Futures and Options Positions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------

     The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Short Sales Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
--------------------------------------------------

     A Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Funds will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                        INVESTMENT LIMITATIONS

Investment Limitations -
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------

     Thornburg Limited Term Municipal Fund, Inc. has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. Neither Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund
---------------------------------------------------------------------------

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund, which may not be changed as to any of these Funds unless approved by a majority of the outstanding shares of the Fund.

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any of the single state Intermediate Funds may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each Fund has the right to pledge, mortgage or hypothecate its assets, each Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund
----------------------------------------

     As a matter of fundamental investment policy, Government Fund will not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

  (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------

     As a matter of fundamental policy, Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International
Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     As a matter of fundamental policy, as to Value Fund, International Value Fund, Growth Fund and Income Builder Fund, no Fund shall:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund."

                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------

     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A, Class B, Class C and Class D shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                   REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information -
Limited Term National Fund (Class A and C)
------------------------------------------

     The following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Information presented relates to a predecessor of the Fund. See "Organization of the Funds," above, for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield. The yield of the Limited Term National Fund's Class A and Class C shares for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, was 2.58% and 2.34 for Class A and Class C shares, respectively.


        Taxable Equivalent Yield. Limited Term National Fund's taxable equivalent yield, computed in accordance with the standardized method for the 30-day period ending September 30, 2005, using a maximum federal tax rate of 35.0%, was 3.97% and 3.60% for Class A and Class C shares, respectively.


        Average Annual Total Return Quotations. The average annual total returns for Limited Term National Fund Class A and Class C shares are set forth for the periods ending September 30,2005. Shares denoted as Class A were first offered on September 28, 1984, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


   Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.35)%      3.79%        3.97%
Class C         0.39 %      3.77%        3.74%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.35)%      3.79%        3.97%
Class C         0.39 %      3.77%        3.74%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A         0.78%       3.15%        3.74%
Class C         1.18%       3.09%        3.51%


Representative Performance Information -
Limited Term California Fund (Class A and C)
--------------------------------------------

     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the fund will fluctuate. Information presented relates to a predecessor of the Fund. See "Organization of the Funds," above for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield. Limited Term California Fund's yields for the 30-day period ended on September 30,2005 computed in accordance with the standardized calculation described above, were 2.49% and 2.25% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


        Taxable Equivalent Yield. Limited Term California Fund's taxable equivalent yield for the 30-day period ended on September 30, 2005, computed in accordance with the standardized method described above, using a maximum federal tax rate of 35.0% and a maximum California tax rate of 9.3%, was 4.22% and 3.82% for Class A and Class C shares, respectively.


        Average Annual Total Return Quotations. The average annual total returns for Limited Term California Fund Class A and Class C shares are set forth for the periods ended September 30, 2005. Shares denoted as Class A were first offered on February 19, 1987, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


   Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.55)%      3.14%        3.73%
Class C         0.22 %      3.12%        3.52%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.55)%      3.14%       3.73%
Class C         0.22 %      3.12%       3.52%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A         0.61%      3.15%       3.74%
Class C         1.03%      3.09%       3.51%


Representative Performance Information -
Intermediate National Fund (Class A and C)
------------------------------------------

     The following data for Intermediate National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The Intermediate National Fund yields for the 30-day period ended on September 30, 2005, computed in accordance with the standardized calculation described above, were 2.83% and 2.63% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. The Intermediate National Fund's taxable equivalent yields for 30-day period ended on September 30, 2005, computed in accordance with the standardized method using a maximum federal tax rate of 35%, were 4.35% and 4.05% for Class A and Class C shares, respectively.


     Average Annual Total Return Quotations. The Intermediate National Fund's Class A and Class C total return figures are set forth below for the periods shown ended September 30, 2005. Class A shares were first offered on July 23, 1991, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume deduction of the maximum sales charge of 2.00% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflect deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Returns (Before Taxes)

                1 Year    5 Years     10 Years
                ------    -------     --------------------
Class A          0.48%     4.60%        4.46%
Class C          1.62%     4.68%        4.27%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         0.48%      4.60%       4.46%
Class C         1.62%      4.68%       4.27%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.61%      4.54%        4.46%
Class C         2.27%      4.57%        4.26%


Representative Performance Information -
Intermediate New Mexico Fund (Class A and Class D)
--------------------------------------------------

     The following data for Intermediate New Mexico Fund represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yields of the Intermediate New Mexico Fund for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, were 2.73% and 2.51% for Class A and Class D shares, respectively. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. The Intermediate New Mexico Fund's taxable equivalent yields, computed in accordance with the standardized method described above for the 30-day period ended September 30, 2005, using a maximum federal tax rate of 35% and a maximum New Mexico tax rate of 6.0%, were 4.55% and 4.18% for Class A and D shares, respectively.


     Average Annual Total Return Quotations. The Intermediate New Mexico Fund's Class A and Class D total return figures are set forth below for the periods shown ending September 30, 2005. Class A shares were first offered on June 21, 1991, and Class D shares were first offered on June 1, 1999. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures sown above, takes into account changes in net asset value over the periods shown.



Average Annual Total Returns (Before Taxes)

               1 Year    5 Years    10 Years
                                  (or since inception,
                                   if shorter)
               ------    -------   -------------------
Class A        (0.13)%     3.98%      4.19%
Class D         1.62 %     4.13%      3.78% (6/1/99)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A        (0.13)%     3.98%      4.19%
Class D         1.62 %     4.13%      3.78% (6/1/99)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                  (or since inception,
                                   if shorter)
               ------    -------   -------------------
Class A         1.01%      3.96%      4.19%
Class D         2.09%      4.05%      3.77% (6/1/99)


Representative Performance Information -
Intermediate Florida Fund (Class A)
---------------------------------------

     The following data for Intermediate Florida Fund represents past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of the Intermediate Florida Fund Class A shares for the 30-day period ended September 30, 2005 computed in accordance with the standardized calculation described above, was 2.93%. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. The Intermediate Florida Fund's taxable equivalent yield for Class A, computed in accordance with the standardized method described above for the 30-day period ended September 30, 2005, using a maximum federal tax rate of 35%, was 4.61%.


     Average Annual Total Return Quotations. The Intermediate Florida Fund's Class A total return figures are set forth below for the periods shown ending September 30, 2005. Class A shares were first offered on February 1, 1994. Deduction of the maximum sales charge of 2.00% upon purchase of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.


Average Annual Total Returns (Before Taxes)

               1 Year      5 Years          10 Years
               ------      -------          ---------
Class A        (0.09)%      4.29%            4.42%

Average Annual Total Return (After Taxes on Distributions)

               1 Year      5 Years          10 Years
               ------      -------          ---------
Class A        (0.09)%      4.29%            4.42%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year      5 Years          10 Years
               ------      -------          ---------
Class A         1.03%       4.23%            4.39%


Representative Performance Information -
Intermediate New York Fund (Class A)
--------------------------------------

     The following data for Intermediate New York Fund represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

         Standardized Method of Computing Yield. The yield of the Intermediate New York Fund Class A shares for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, was 2.61% This method of computing yield does not take into account changes in net asset value.


        Taxable Equivalent Yield. The Intermediate New York Fund's taxable equivalent yield for Class A, computed in accordance with the method described above, using a maximum federal tax rate of 35.0%, a maximum New York State tax rate of 7.70% and a maximum New York City tax rate of 3.648%, was 4.53% for the one-month period ended on September 30, 2005.


        Average Annual Total Return Quotations. The Intermediate New York Fund's Class A total return figures are set forth below for the periods shown ending September 30, 2005. Class A shares were first offered on September 4, 1997. The data for Class A shares reflect deduction of the maximum sales charge of 2.00% upon purchase. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. Total returns," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.


   Average Annual Total Return (Before Taxes)

               1 Year     5 Years    10 Years
                                     (or since Inception,
                                      if shorter)
               ------     -------    --------------------
Class A        (0.32)%     3.96%         4.16% (9/4/97)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A        (0.32)%     3.96%         4.16% (9/4/97)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         0.94%      3.97%         4.20% (9/4/97)


Representative Performance Information - Government Fund (Class A, B and C)
--------------------------------------------------------------------------

     The following data for the Government Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Government Fund's yields for Class A, Class B and Class C shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, were 3.00%, 1.53% and 2.81% for Class A, Class B and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class A, Class B and Class C shares, are displayed in the table below for the periods shown ending September 30, 2005. Government Fund commenced sales of its Class A shares on November 16, 1987, commenced sales of its Class B shares on November 1, 2002, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                   (or since inception,
                                    if shorter)
               ------     -------   ------------------
Class A        (0.87)%     4.75%       5.01%
Class B        (5.78)%      N/A       (0.60)% (11/1/02)
Class C        (0.09)%     4.71%       4.79%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A        (1.75)%     3.29%       3.10%
Class B        (6.11)%      N/A       (0.99)% (11/1/02)
Class C        (0.90)%     3.39%       3.04%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A        (0.56)%     3.17%       3.07%
Class B        (3.72)%      N/A       (0.65)% (11/1/02)
Class C        (0.05)%     3.23%       2.99%


Representative Performance Information -
Income Fund (Class A and Class C Shares)
------------------------------------------

     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

Yield Computations

     Standardized Method of Computing Yield. Income Fund's yields for Class A and Class C shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, were 3.59% and 3.39% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


        Average Annual Total Return Quotations. Income Fund's average annual total returns for Class A shares and Class C shares, are displayed in the table below for the periods shown ending September 30, 2005. Income Fund commenced sales of its Class A shares on October 1, 1992, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase.
This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.08)%     5.23%            5.52%
Class C         0.68 %     5.20%            5.30%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (1.37)%     3.53%            3.42%
Class C        (0.53)%     3.63%            3.36%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------------------
Class A        (0.06)%     3.44%           3.39%
Class C         0.45%      3.49%           3.31%


Representative Performance Information -
Value Fund (Class A, Class B and Class C Shares)
------------------------------------------------


     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class A, Class B and Class C shares, are displayed in the table below for the periods shown ending September 30, 2005. Value Fund commenced sales of its Class A and Class C shares on October 2, 1995, and commenced sales of its Class B Shares on April 3, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        12.42%     (0.33)%     12.55 % (10/2/95)
Class B        11.49%     (0.66)%     (0.56)% (4/3/00)
Class C        15.80%     (0.19)%     12.19 % (10/2/95)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        12.05%     (0.56)%     11.70 % (10/2/95)
Class B        11.67%     (0.77)%     (0.67)% (4/3/00)
Class C        15.70%     (0.30)%     11.56 % (10/2/95)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A         8.05%     (0.41)%     10.69 % (10/2/95)
Class B         7.65%     (0.62)%     (0.49)% (4/3/00)
Class C        10.27%     (0.22)%     10.52 % (10/2/95)


Representative Performance Information - International Value Fund (Class A, Class B and Class C Shares)
------------------------------------------------------------------------

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class A, Class B and Class C shares are displayed in the table below for the periods shown ending September 30, 2005. International Value Fund commenced sales of its Class A and Class C shares on May 28, 1998, and commenced sales of its Class B shares on April 3, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        20.80%       6.93%     10.38% (5/28/98)
Class B        20.59%       6.71%      5.34% (4/3/00)
Class C        24.65%       7.03%     10.12% (5/28/98)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        20.45%       6.38%     9.66%  (5/28/98)
Class B        20.55%       6.24%     4.80%  (4/3/00)
Class C        24.55%       6.56%     9.53%  (5/28/98)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        13.52%      5.61%      8.65%  (5/28/98)
Class B        13.83%      5.47%      4.25%  (4/3/00)
Class C        16.02%      5.76%      8.51%  (5/28/98)


Representative Performance Information -
Growth Fund (Class A and Class C Shares)
----------------------------------------

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. Growth Fund commenced sales of its Class A and Class C shares on December 27, 2000.
The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        24.87%      N/A         2.73% (12/27/00)
Class C        28.69%      N/A         2.82% (12/27/00)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        24.84%      N/A         2.73% (12/27/00)
Class C        28.69%      N/A         2.82% (12/27/00)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        16.15%      N/A         2.33% (12/27/00)
Class C        18.65%      N/A         2.41% (12/27/00)


Representative Performance Information -
Income Builder Fund (Class A and Class C Shares)
------------------------------------------------

     Average Annual Total Return Quotations. Income Builder Fund's annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. Income Builder Fund commenced sales of its Class A and Class C shares on December 24, 2002.
The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

               1 Year     Since Inception
               ------     ---------------
Class A        13.81%     17.97% (12/24/02)
Class C        17.70%     19.49% (12/24/02)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     Since Inception
               ------     ---------------

Class A        12.46%     16.58% (12/24/02)
Class C        16.42%     18.26% (12/24/02)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     Since Inception
               ------     ---------------

Class A         9.00%     14.70% (12/24/02)
Class C        11.51%     16.14% (12/24/02)


                  ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M

     Each Fund except has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.


Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.


Distributions by Investment Companies - In General
--------------------------------------------------

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds-Income Dividends
--------------------------------

     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

    Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

     Florida does not currently impose an individual income tax. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund shares if the Fund's assets as of the close of the preceding taxable year consist only of cash, obligations of Florida and its political subdivisions, and obligations of the United States, Puerto Rico, Guam and the United States Virgin Islands.

     Distributions by Intermediate New York Fund attributable to interest on obligations of the State of New York, its agencies and political subdivisions (and interest on obligations of certain United States territories and possessions) is excluded in determining the New York adjusted gross income of individuals resident in New York. These distributions are similarly excludable by individuals resident in New York City for purposes of computing the New York City income tax.

     Distributions by Intermediate National Fund will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

    The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

    The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions
-----------------------------

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------

     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety (90)-day period for preferred shares)beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the lection to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

       Investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS,
                  AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                     .225%

----------------------------------------------------------------------
Intermediate National Fund, Intermediate New Mexico Fund, Intermediate
----------------------------------------------------------------------
Florida Fund, Intermediate New York Fund, and Income Fund
----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
Government Fund
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

-------------------------------------
Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
-------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

--------------------------------------------------------------------------
     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

      The Trust's Trustees (including a majority of the Trustees who are not "interested persons") have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment adviser's services, and to confirm that the adviser actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisers. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an adviser materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.


     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 13, 2005.

In connection with their general supervision of the Advisor, the Trustees receive and consider reports throughout the year from the Advisor respecting the Advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the Advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the funds and relating to he Advisor's performance of services for the Funds.

In anticipation of their recent consideration of the Advisory Agreement's renewal, the independent Trustees met with representatives of the Advisor in May and July 2005 to specify the information the Advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the Advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 13, 2005 to consider a renewal of the Advisory Agreement with respect to each Fund.

The Trustees considered various factors in their review of the Advisor's performance under the Investment Advisory Agreement, including specifically the principles outlined above. Summarized below are certain of the factors considered by the Trustees in connection with the determination to renew the agreement for each Fund. In determining to renew the agreement, the Trustees did not identify any single fact or aspect of the Advisor's performance as controlling, and this summary does not describe all of the matters considered by the Trustees in making their determinations.

Thornburg Limited Term Municipal Fund
-------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to a category of generally similar mutual funds and a broad based securities index, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a securities index, measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and investment performance. The Trustees noted in this regard the Fund's above average or better investment performance over various periods compared to a category of generally similar mutual funds selected by an independent mutual fund analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees observed in their review that the management fee and expenses charged to the Fund were generally comparable to average and median fees and expenses charged to a group of generally similar mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg California Limited Term Municipal Fund
-------------------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging single state environment and the Fund's investment performance in the context of that environment and the Fund's investment policies. The Trustees noted in this regard that the Fund's investment performance fell within the middle range of a category of generally similar California fixed income mutual funds selected by an independent analyst firm, and that the Fund's share price volatility was lower than a category of longer term California funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees observed that the management fee charged to the Fund was comparable to the average and median rates charged to a group of similar mutual funds. The Trustees also observed that the overall expenses for the Fund were somewhat higher than the average and median expenses for the same group of funds, but that the difference was not notable in view of the size of the Fund and other factors considered. The Trustees also determined in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Intermediate Municipal Fund
-------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustee's noted in this regard the Fund's above average or better investment performance and lower share price volatility as compared to two categories of generally similar mutual funds assembled by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other of the Advisor clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the overall expenses for the Fund were somewhat higher than average and median expenses for a group of similar mutual funds, and that the management fee was somewhat higher than the median for the same group of funds but that the differences were not significant in view of the investment performance of the Fund and the other factors considered. The Trustees further noted in this regard that the management fee charged to the Fund was comparable to the average management fees for the same group of mutual funds. The Trustees observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg New Mexico Intermediate Municipal Fund
------------------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other single-state fixed income mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds.
 In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a small single state market with unusual characteristics and the Fund's investment performance. The Trustees noted in this regard the Fund's average or better investment performance and lower share price volatility as compared to a category of single state mutual funds assembled by an independent mutual fund analyst firm. The Trustees also noted that categories of single state fixed income mutual funds selected from a variety of states are only roughly comparable to the Fund due to the Fund's laddered portfolio and investments in a relatively small and unique market.


The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and compared the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the overall expenses for the Fund were somewhat higher than average and median expenses for a group of single state fixed income mutual funds, and that the management fee was somewhat higher than the median fee for the same group of funds, but that the differences were not notable in view of the size of the Fund and the other factors considered. The Trustees further noted in this regard that the management fee charged to the Fund was comparable to the average management fees for the same group of single-state mutual funds. The Trustees observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Florida Intermediate Municipal Fund
---------------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other single-state fixed income mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds.
 Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a single state environment and its investment performance. The Trustees noted in this regard that the Fund's performance was comparable to the average of a category of generally similar Florida fixed income funds selected by an independent analyst firm, and the Fund's share price volatility was lower than a category of longer term single-state funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, the Advisor's waivers of fees, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and compared the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the overall expenses for the Fund were somewhat lower than average and comparable to median expenses for a group of similar mutual funds. The Trustees further noted in this regard that the stated management fee chargeable to the Fund was comparable to the average and median management fees for other Florida fixed income mutual funds in the group, but that the actual fee was lower due to the Advisor's waiver of fees. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg New York Intermediate Municipal Fund
----------------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds.
In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a
single state environment and the Fund's investment performance.   The
Trustees noted in this regard that the Fund's investment performance was generally comparable to (but slightly lower than) the average of a category of New York fixed income funds selected by and independent analyst firm which were generally similar to the Fund, but which typically invested lesser proportions of their portfolios in investment grade securities. The Trustees also noted that the Fund's share price volatility was lower than a category of longer term New York funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, the Advisor's waiver of fees, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and compared the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the overall expenses for the Fund were somewhat lower than average and comparable to median expenses for a group of similar mutual funds. The Trustees further noted in this regard that the management fee chargeable to the Fund was comparable to the average and median management fees for the same group of New York fixed income mutual funds, but that the actual fee was lower due to the Advisor's waiver of fees. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Limited Term U.S. Government Fund
-------------------------------------------
Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees noted in this regard the Fund's average or better performance over different periods compared to a category of generally similar mutual funds selected by an independent analyst firm, and the Fund's lower share price volatility than a category of longer term U.S. Government income funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee for the Fund was lower than average and median fees for a group of generally similar mutual funds. The Trustees further noted in this regard that the overall expenses charged to the Fund were somewhat lower than the average and median management fees for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to generally similar mutual funds. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Limited Term Income Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds.
In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees also noted in this regard the Fund's above average investment performance over various periods compared to a category of generally similar fixed income mutual funds selected by an independent mutual fund analyst firm, and the Fund's lower share price volatility compared to a category of funds having longer term portfolios.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee and overall expenses for the Fund were comparable to average and median management fees and expenses for a group of generally similar mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Value Fund
--------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and a broad based securities index, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objective, as demonstrated particularly by the Advisor's selection of investments, and further observed the Fund's above average investment performance in most periods as compared to broad based securities indices and categories of equity mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee charged to the Fund was higher than the average and median fee rates charged to a group of multi-cap core funds assembled by an independent mutual fund analyst firm, but that the overall expense ratio was comparable to the average and median expense ratios for the same fund group. The Trustees also noted in this regard the investment performance of the Fund.
 The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg International Value Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard the superior investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee and overall expense ratio were lower than the average and median fee rates and expense ratios for a group of international equity mutual funds assembled by an independent mutual fund analyst firm. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Core Growth Fund
--------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees noted in this regard the Fund's exceptional investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, the Advisor's waiver of a portion of its fee, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was somewhat higher than the average and median fee rates for a group of multi-cap growth equity funds selected by an independent analyst firm, but that the overall expense ratio of the Fund was comparable to the average and median expense ratios for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Investment Income Builder Fund
----------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other mutual funds and a blended securities index, the Fund's investment performance over different periods of time, the Fund's returns in rising and declining markets compared to total returns of a blended securities index, measures of relative portfolio risk, and related factors. The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment objectives and approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard that the Fund's exceptional investment performance as compared to a blended benchmark consisting of two broad based securities indices, and as compared to categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was higher than the average and median fee rates for a group of equity income mutual funds selected by an independent analyst firm, and that the overall expense ratio of the Fund was somewhat higher than the average and median expense ratios for the same group of mutual funds. The Trustees recognized the unique nature of the Fund and the limited utility of the category in assessing the reasonableness of the fees charged to the Fund, the greater significance of equity investments to the Fund, and the higher management fee rates typically charged by equity fund managers. The Trustees also noted in this regard the superior performance of the Fund and other factors. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.


     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund (or predecessor fund, in the case of Limited Term National Fund and Limited Term California Fund) under the Investment Advisory Agreement applicable to each Fund were as follows:




                                                 Period July 1,  Sept. 30, 2005
                   June 30, 2003  June 30, 2004  2004 to Sept.
                                                 30, 2004*
                   -------------  -------------  --------------  --------------

Limited Term        $4,938,499     $5,754,193     $1,466,294     $5,743,475
  National Fund
Limited Term          $850,698       $918,297       $225,229       $866,662
  California Fund
Intermediate          $176,249       $208,059        $56,020       $219,024
  New York Fund

                    Sept. 30, 2003   Sept. 30, 2004         Sept. 30, 2005
                    --------------   --------------         ---------------

Intermediate        $2,355,854           $2,272,037             $2,304,795
National Fund

Intermediate        $1,122,875           $1,144,218             $1,146,018
New Mexico Fund

Intermediate          $245,335             $286,936               $274,542
Florida Fund

Government Fund       $864,982             $863,926               $785,728

Income Fund         $1,178,688           $1,784,799             $1,939,301

Value Fund         $12,765,430          $16,296,068            $16,399,121

International       $1,332,485           $7,177,797            $20,117,121
  Value Fund

Growth Fund           $142,673             $578,186               $983,586

Income Builder Fund   $245,115**         $2,291,430             $5,707,419

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                                                 Period July 1,  Sept. 30, 2005
                   June 30, 2003  June 30, 2004  2004 to Sept.
                                                 30, 2004
                   -------------  -------------  --------------  --------------

Limited Term          -0-          $4,388           -               -
National Fund
Limited Term       $43,579       $116,964        $30,858         $54,992
California Fund
Intermediate       $59,208        $47,265        $21,168         $55,668
New York Fund

               Sept. 30, 2003         Sept. 30, 2004      Sept. 30,2 005
               --------------          --------------      --------------

Intermediate          $89,672            $106,299            $179,684
National Fund

Intermediate          $15,657             $14,208             $24,505
New Mexico Fund

Intermediate          $48,563             $75,163             $40,386
Florida Fund

Government Fund       $58,706             $59,784             $82,484

Income Fund          $147,162            $288,328            $367,593

Value Fund           $105,321             $82,857            $123,513

International         $69,262            $347,281            $325,980
Value Fund

Growth Fund           $84,411            $111,287             $71,218

Income Builder Fund   $63,309**          $363,415           $856,138

* Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year. This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.

** Fiscal period December 24, 2002 to September 30, 2003.





     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 2005 Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each reimbursed Thornburg $146,805, $18,205, $39,710, $19,519, $4,709, $6,001, $19,510, $38,900,
$201,896, $210,470, $9,975, and $54,370, respectively, for accounting services.


     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."


     The Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a policy on personal securities transactions in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the policies permits the personnel who are subject to the policy to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each policy also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.


Proxy Voting Policies
---------------------

     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.Thornburg.com).

Administrative Services Agreements
-----------------------------------

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A, Class B, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund (or predecessor fund, in the case of Limited Term National Fund and Limited Term California Fund) under the Administrative Services Agreement applicable to Class A, Class B, Class C and Class D shares offered by each Fund were as follows:




                                                              Period                   September
                             June 30, 2003   June 30, 2004    July 1, 2004 to             30,
                                                              September 30, 2004*        2005
                             -------------   -------------    -------------------      -----------
Limited Term National Fund
     Class A                   $1,123,154      $1,311,880        $331,206              $1,256,590
     Class C                     $114,096        $191,093         $49,344                $190,990

Limited Term California Fund
     Class A                     $170,338        $174,699         $41,622                $153,957
     Class C                      $23,226         $28,238          $7,007                 $26,647

Intermediate New York Fund
     Class A                      $44,062         $52,017         $14,005                 $54, 756

                               September 30, 2003   September 30, 2004   September 30, 2005
                               ------------------   ------------------   ------------------
Intermediate National Fund

     Class A                      $500,423              $465,442           $451,683
     Class C                       $66,042               $75,001            $70,959

Intermediate New Mexico Fund
     Class A                      $265,590              $268,264           $265,558
     Class D                       $15,129               $17,790            $20,946

Intermediate Florida Fund
     Class A                       $61,334               $71,734            $68,636

Government Fund
     Class A                      $218,658              $207,108           $190,521
     Class B                        $2,157                $3,200             $2,805
     Class C                       $54,946               $62,108            $48,204

Income Fund
     Class A                      $178,356              $265,816           $287,276
     Class C                       $52,861               $76,933            $79,048

Value Fund
     Class A                    $1,068,806            $1,393,828         $1,352,343
     Class B                       $98,459              $122,721           $116,611
     Class C                      $492,470              $621,397           $574,219

International Value Fund
     Class A                       $96,791              $657,504         $1,930,603
     Class B                        $6,663               $17,397            $43,024
     Class C                       $56,177              $183,466           $530,513

Growth Fund (commenced 12/27/00)
     Class A                       $16,366               $49,470            $76,182
     Class C                        $4,016               $15,158            $27,000

Income Builder Fund (commenced 12/24/02)
     Class A                       $23,613**            $191,214           $448,565
     Class C                       $11,403**            $115,524           $286,400

*  Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund employed a
   June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year.  This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.
** Fiscal period December 24, 2002 to September 30, 2003.






     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                       SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and, if offered by that Fund, Class B, Class C and Class D of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. All amounts received by Thornburg under the Plan for each Fund in the two most recent fiscal years were paid principally as compensation to securities dealers and other persons selling the Funds' shares for administration and shareholder services.

Class B Distribution Plan

     Each Fund offering Class B shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class B shares of that Fund ("Class B Distribution Plan"). The Class B Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of ..75% of the average daily net assets attributable to the Fund's Class B shares. The Class B Distribution Plan also provides that all contingent deferred sales charges collected on redemptions of Class B shares of the Fund will be paid to TSC, in addition to the monthly amounts described in the preceding sentences.


  The purpose of the Class B Distribution Plan is to compensate TSC for its services in promoting the sales of Class B shares of the Fund. TSC expects to pay commissions to dealers upon sales of Class B shares, and will utilize amounts received under the Class B Distribution Plan for this purpose. The Distribution Plan permits TSC to sell its rights to fees under the Plan, and TSC expects to do so to assist it in making payments to dealers who sell Class B Shares. The Distributor also may incur additional distribution related expenses in connection with its promotion of Class B share sales, including payment of incentive compensation, advertising and other promotional activities and the hiring of other persons to promote sales of shares. Because the Class B Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Funds.


Class C and Class D Distribution Plans
--------------------------------------

     Each Fund offering Class C shares or Class D shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C, or Class D, if applicable, shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C or Class D shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C and Class D shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C or Class D shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.


Amounts Paid Under Rule 12b-1 Plans and Agreements
--------------------------------------------------


     Each of the Funds named below paid to TSC or for the account of TSC the amounts shown in the table below under the Service Plans and Distribution Plans for each of those Funds for the fiscal years shown below.






The following table shows the service and distribution fees for each Fund (or predecessor fund in the case of Limited Term National Fund and Limited Term California Fund) for its two most recent fiscal years.

                                                 Period
                               Year Ended        July 1, 2004 to            Year Ended
                              June 30, 2004      September 30, 2004*     September 30,2005
                              -------------      -------------------     -------------------
Limited Term National Fund
     Class A                    $2,622,964          $662,411              $2,513,180
     Class C                    $1,538,688           $55,973                $763,211

Limited Term California Fund
     Class A                      $349,320           $83,244                $307,915
     Class C                      $226,548           $55,973                $106,473

Intermediate New York Fund
     Class A                       $98,757           $28,010

                              Year Ended            Year Ended              Year Ended
                            September 30, 2003    September 30, 2004      September 30, 2005
                            ------------------    ------------------      ------------------
Intermediate National Fund
     Class A                    $960,651              $862,034              $903,366
     Class C                    $528,337              $600,045              $342,517

Intermediate New Mexico Fund
     Class A                    $460,965              $477,517              $531,117
     Class D                    $121,029              $142,339               $84,052

Intermediate Florida Fund
     Class A                     $98,648              $133,502              $137,271

Government Fund
     Class A                    $367,252              $345,974              $381,043
     Class B                     $17,254               $25,614               $22,388
     Class C                    $439,572              $496,812              $385,648

Income Fund
     Class A                    $256,848              $481,910              $574,552
     Class C                    $422,891              $615,555              $315,903

Value Fund
     Class A                  $2,137,612            $2,811,132            $2,702,757
     Class B                    $787,672              $995,639              $931,869
     Class C                  $3,939,763            $5,012,986            $4,588,168

International Value Fund
     Class A                    $193,581            $1,330,200            $3,872,178
     Class B                     $53,301              $141,057              $344,884
     Class C                    $449,416            $1,473,098            $4,254,766

Growth Fund
     Class A                     $32,732               $99,699              $152,723
     Class C                     $32,126              $122,398              $216,467

Income Builder Fund
     Class A                     $47,227*             $386,367              $904,397
     Class C                     $91,224*             $933,524            $2,312,023

*   Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year.  This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.





                           PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by the Funds' investment adviser, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities for Value Fund, International Value Fund, Growth Fund and Income Builder Fund in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     During the three most recent fiscal years brokerage commissions were paid by Value Fund, International Value Fund, Growth Fund and Income Builder Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

                    Year Ended       Year Ended       Year Ended
                  Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                  --------------   --------------   ---------------
Value Fund           $3,877,730        $3,368,565     $2,460,044

International
 Value Fund            $475,623        $3,433,964     $6,362,449

Growth Fund            $105,238          $273,509       $529,180

Income Builder Fund    $232,106*       $1,186,762     $2,735,647

* Fiscal period December 24, 2002 to September 30, 2003.



The increased commissions in the most recent fiscal year for International Value Fund, Growth Fund and Income Builder Fund were due primarily to an increase in the assets of those Funds. Each Fund owned during the fiscal year securities issued by certain of its regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2005 are shown below:







                   Value of Securities Held:                                       Income
                                                  International                    Builder
Broker-Dealer         Value Fund    Income Fund    Value Fund    Growth Fund       Fund
-------------         ----------    -----------    -----------   ------------      ---------

Bank of               $46,856,012                       -             -          $11,764,000
New York, Inc.

CitiGroup             $54,355,432       -               -             -          $26,174,000

Deutsche                  -             -          $82,259,266        -               -
Boerse AG

Goldman Sachs         $59,999,730       -               -             -               -
Group, Inc.

JP Morgan                 -             -               -             -          $23,751,000
Chase & Co.

UBS AG                    -             -          $72,415,671        -               -






     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.


     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.


Portfolio Turnover Rates

     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:


                                           Period
                             Year Ended    July 1, 2004 to   Year Ended
                            June 30, 2004  Sept. 30, 2004*  Sept. 30, 2005
                            -------------  ---------------  --------------
Limited Term National Fund      21.37%          4.57%           27.80%
Limited Term California Fund    23.80%          4.18%           26.33%
Intermediate New York Fund      13.46%          4.27%           28.70%


                                 Year Ended       Year Ended
                               Sept. 30, 2004   Sept. 30, 2005
                               --------------   --------------
Intermediate National Fund        11.81%           20.06%
Intermediate New Mexico Fund      14.66%           16.63%
Intermediate Florida Fund         36.69%           27.67%
Government Fund                   12.39%           18.00%
Income Fund                       22.73%           23.16%
Value Fund                        68.74%           58.90%
International Value Fund          35.84%           34.17%
Growth Fund                      108.50%          115.37%
Income Builder Fund              109.21%           76.76%

*  Limited Term National Fund, Limited Term California Fund and
   Intermediate New York Fund employed a June 30 fiscal year through June
   30, 2004, when they adopted a September 30 fiscal year. This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.



DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with the investment adviser's policies prohibiting securities transactions using nonpublic "insider" information.

Selective Disclosure of Nonpublic Holdings Information.
-------------------------------------------------------

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where it is necessary or desirable for the Funds to do so. Accordingly, information may be disclosed selectively to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment adviser, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of the investment adviser's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

Making Holdings Information Publicly Available.
-----------------------------------------------

The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or the adviser. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the Investment Company Act of 1940 or any regulation thereunder.

Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.


                              MANAGEMENT

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.




Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve      Director of
Thornburg, 59     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment adviser) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)


Brian J. McMahon, Trustee,     Trustee     President and Managing         Twelve         None
49                President    Since       Director of Thornburg
                  (5)          2001;       Investment Management,
                               President   Inc.; President of Thornburg
                               Since 1997  Limited Term Municipal Fund,
                               (4)(6)      Inc. to 2004

Independent Trustees
--------------------
David A. Ater, 60 Trustee      Trustee     Principal in Ater              Twelve        Director of
                               Since       Associates, Santa Fe, New                    Thornburg
                               1994 (4)    Mexico (developer, planner                   Mortgage,
                                           and broker of residential and                Inc.(real
                                           commercial real estate) owner,               estate
                                           developer and broker for                     investment
                                           various real estate projects.                Trust

David D.         Trustee       Trustee     Chairman, President, CEO and   Twelve        None
Chase, 63                      Since       Managing Member of Vestor
                               2001 (4)    Associates, LLC, the general
                                           partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee       Trustee     Partner, Akin, Gump, Strauss,  Twelve
Cutler, 59                     Since       Hauer & Feld, LLP, Washington,
                               2004 (4)    D.C. (law firm) since November
                                           2000; partner, Cutler &
                                           Stanfield, Washington, D.C.
                                           (law firm) Until November 2000.          Director of
                                                                                    Thornburg
                                                                                    Mortgage, Inc.

Susan H.         Trustee       Trustee     President of Dubin             Twelve    None
Dubin, 56                      Since       Investment, Ltd., Greenwich,
                               2004 (4)    Connecticut (private investment
                                           fund); Director and officer
                                           of various charitable
                                           organizations.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)


Owen D.           Trustee      Trustee     President of Dirks, Van        Twelve        None
Van Essen,                     Since       Essen & Murray, Santa Fe
51                             2004 (4)    New Mexico (newspaper mergers
                                           and acquisitions).

James W.         Trustee       Trustee     Real Estate agent, Santa Fe,   Twelve       None
Weyhrauch, 46                  Since       NM; Vice Chairman, President
                               1996 (4)    to 2002 and CEO from 2002-2004,
                                           Nambe Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Secretary and Managing         Not          Not
58                             Since 1987  Director, Thornburg            applicable   applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc.
                                           to 2004; Secretary,
                                           Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)


Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 46       President;    President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc. to 2004.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 42   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1996 (6)    Vice President (to 2004) and
                                           Treasurer (to 2004) of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
38               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           1999-2004.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

William V.        Vice         Vice        Vice President and Managing    Not         Not
Fries, 66         President    President   Director of Thornburg          applicable  applicable
                               Since 1995  Investment Management, Inc.
                               (6)



Kenneth          Vice          Vice        Managing Director of Thornburg Not         Not
Ziesenheim, 51   President     President   Investment Management, Inc.;   applicable  applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Managing Director of Thornburg Not         Not
Motola, 35       President     President   Investment Management, Inc.    applicable  applicable
                               Since 2001  since 2000; Portfolio
                               (6)         Manager, Insight Capital
                                           Research & Management,
                                           Inc., Walnut Creek, California
                                           1995-2000.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)


Wendy Trevisani,  Vice         Vice        Associate Portfolio            Not           Not
34                President    President   Manager of Thornburg           applicable    applicable
                               Since 1999  Investment Management, Inc.
                               (6)         since 1999, Vice President
                                           since 2002 and Managing
                                           Director since 2004; Vice
                                           President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 1999-2002.

Sasha Wilcoxon,   Vice         Vice        Associate of Thornburg         Not           Not
31                President    President   Investment Management, Inc.    applicable    applicable
                               Since 2003  since 2000; Mutual Fund
                               (6)         Support Service Department
                                           Manager since 2002.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Joshua Gonze,     Vice         Vice        Associate Portfolio            Not           Not
42                President    President   Manager of Thornburg           applicable    applicable
                               Since 1999  Investment Management, Inc.,
                               (6)         Vice President since 1999
                                           and Managing Director since
                                           2004; Vice President of
                                           Thornburg Limited Municipal
                                           Fund, Inc. to 2004.

Brad Kinkelaar,   Vice         Vice        Associate Portfolio Manager    Not           Not
37                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc.
                               (6)         and Vice President and
                                           Managing Director since 2004.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Christopher       Vice         Vice        Associate Portfolio Manager     Not          Not
Ihlefeld, 35      President    President   and Vice President of           applicable   applicable
                               Since 2003  Thornburg Investment
                               (4)         Management, Inc.; Vice
                                           President of Thornburg Limited
                                           Term Municipal Fund, Inc.
                                           2003-2004.

Leon              Vice         Vice        Associate of Thornburg          Not          Not
Sandersfeld, 39   President    President   Investment Management, Inc.     applicable   applicable
                               Since 2003  since 2002; Senior Staff
                               (4)         Accountant, Farm Bureau
                                           Life Insurance Company
                                           1998-2002.

Ed Maran,         Vice         Vice        Associate Portfolio Manager     Not          Not
47                President    President   for Thornburg Investment        Applicable   Applicable
                               Since       Management, Inc. since 2000
                               2004        and Vice President since
                                           2004; Analyst, USAA 2001-2002;
                                           Oil Analyst, A.G. Edwards
                                           1997-2000.

Vinson            Vice         Vice        Associate Portfolio Manager     Not          Not
Walden, 35        President    President   of Thornburg Investment         Applicable   Applicable
                               Since       Management, Inc. since 2002
                               2004        and Vice President since 2004;
                                           Associate Portfolio Manager,
                                           Ibis Management, 2002-2004;
                                           Associate, Lehman Brothers,
                                           1997-2001.



(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 12 separate investment "Funds" or "portfolios."  Thornburg Investment Management, Inc.
        is the investment adviser to, and manages, the 12 Funds of the Trust.

(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of
        1940 because he is a director and controlling shareholder of Thornburg Investment
        Management, Inc. the investment adviser to the 12 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for shares of the Trust.

(4)     Each Trustee serves in office until the election and qualification of a successor.

(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
        Investment Management, Inc.

(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the
        Trustees.

(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.



Committees of the Trustees
--------------------------

     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund.
 The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment adviser, and meets with representatives of the independent registered public accounting firm and the investment adviser to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held six meetings in the Trust's fiscal year ended September 30, 2005.


     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment adviser, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held three meetings in the Trust's fiscal year ended September 30, 2005.



Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $20,000 payable quarterly. In addition, each Trustee is compensated $1,000 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $200 for any general meeting or independent session of independent Trustees conducted by telephone which is 30 minutes or less. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee at an annual rate of $4,000 payable quarterly, plus $1,000 for each Audit Committee meeting attended in excess of four meetings per calendar year. The Trust pays the chairman of the Audit Committee an additional annual compensation of $2,000, payable quarterly. The Trust compensates each member of the Governance and Nominating Committee $1,000 for each Governance and Nominating Committee meeting attended. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.


     The Trust paid fees to the Trustees during the year ended September 30, 2005 as follows:



                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ------------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $31,000         0                0            $31,000

David D.
Chase         $29,500         0                0            $29,500

Eliot R.
Cutler        $27,000         0                0            $27,000

Susan H.
Dubin         $27,000         0                0            $27,000

Brian J.
McMahon           0           0                0              0

Forrest S.     $6,000         0                0             $6,000
Smith (1)

Owen D.
Van Essen     $27,000                                       $27,000

James W.
Weyhrauch     $28,000         0                0            $28,000

(1)  Mr. Smith retired on December 31, 2004.



Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund as of December 31, 2005.





  (1)                   (2)                    (3)              (4)

                                                              Aggregate
                                                            Dollar Range
                                            Dollar Range    of Securities
                                            of Securities   in all 12 Funds
Name of Trustee     Name of Fund            in each Fund    of the Trust
---------------     ----------------        -------------   -------------

Garrett Thornburg   Thornburg Limited Term
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Brian J. McMahon    Thornburg Limited Term
                    Municipal Fund

                    Thornburg Intermediate
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David A. Ater       Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David D. Chase      Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Eliot R. Cutler     Thornburg Limited Term
                    Municipal Fund

                    Thornburg International
                    Value Fund

Susan H. Dubin      None

Owen Van Essen      Thornburg Value Fund

                    Thornburg International
                    Value Fund

James W.            Thornburg Value Fund
Weyhrauch
                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund



Personal Securities Transactions of Personnel

     The Trust, the investment adviser to the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

                  INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each portfolio manger currently named in the Prospectus also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the Trust; multiple year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the Trust and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manger.

Conflicts of Interest
---------------------

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager's management of the Funds' investments and the portfolio manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

Set out below as of September 30, 2005 for each of the portfolio managers named in the Prospectus is information respecting the accounts managed by the portfolio manager. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of September 30, 2005, the advisory fee for each of the accounts was not based on the investment performance of the account.

George Strickland
-----------------

Registered Investment Companies:  Accounts:  6     Assets:  $2,353,640,506
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  174   Assets:  $629.3 Million

Steven J. Bohlin
----------------

Registered Investment Companies:  Accounts:  2     Assets:  $566,003,565
Other Pooled Investment Vehicles: Accounts:  1     Assets:  $2.2 Million
Other Accounts:                   Accounts:  39    Assets:  $136 Million

William V. Fries
----------------

Registered Investment Companies:  Accounts:  27    Assets:  $7,695,108,520
Other Pooled Investment Vehicles: Accounts:  17    Assets:  $1.6 Billion
Other Accounts:                   Accounts: 2939   Assets:  $1.7 Billion

Advisory Fee based
on Performance:                   Accounts:   1    Assets:  $655.2 Million

Alexander Motola
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $208,893,855
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  10    Assets:  $8.4 Million

Brian J. McMahon
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $982,793,350
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Brad Kinkelaar
--------------

Registered Investment Companies:  Accounts:  2     Assets:  $1.1 Billion
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a portfolio manager, as of September 30, 2005.

George Strickland
-----------------

Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund          None
Intermediate New Mexico Fund   $50,001 - $100,000
Intermediate Florida Fund             None
Intermediate New York Fund            None

Mr. Strickland does not currently own any shares of Limited Term California Fund, Intermediate Florida Fund or Intermediate New York Fund because he is not a resident of those states, is not subject to taxes in those states, and would not benefit from the exemptions on individual state income tax available to individual shareholders of Limited Term California Fund or Intermediate New York Fund, or the exemption from the personal property tax available to shareholders of Intermediate Florida Fund.

Steven J. Bohlin
----------------

Government Fund                 None
Income Fund                     None
Income Builder Fund         Over $1,000,000

Mr. Bohlin does not currently own any shares of Government Fund or Income Fund because the investment objectives of these Funds do not meet his personal investment goals.

William V. Fries
----------------

Value Fund                   Over $1,000,000
International Value Fund     Over $1,000,000

Alexander Motola
----------------

Growth Fund                  $100,001 - $500,000

Brian J. McMahon
----------------

Income Builder Fund          Over $1,000,000

Brad Kinkelaar
--------------

Income Builder Fund          $100,001 - $500,00


                    PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund

      As of November 8, 2005, Limited Term National Fund had an aggregate of 101,283,071.173 shares outstanding, of which 70,315,517.662 were Class A shares and 10,108,956.906 were Class C shares. On November 8, 2005, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 8, 2005, the following person was known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares.

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

Merrill Lynch                   1,008,090.051            9.97%
4800 Deer Lake Drive            Class C shares
Jacksonville, FL 32246


Limited Term California Fund

        As of November 8, 2005, Limited Term California Fund had an aggregate of 12,538,440.841 shares outstanding, of which 8,618,898.044 were Class A shares and 1,578,003.605 were Class C shares. On November 8, 2005, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 8, 2005, the following persons are known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

LPL Financial Services           689,175.204              8.00%
9785 Towne Centre Dr.            Class A shares
San Diego, CA 92121

NFS LLC                            90,592.679             5.74%
167 South Park                    Class C shares
San Francisco, CA 94107


Intermediate National Fund

        As of November 8, 2005, Intermediate National Fund had an aggregate of 35,597,763.545 shares outstanding, of which 27,300,435.405 were Class A shares and 4,183,906.498 were Class C shares. On November 8, 2005, the officers, Trustees, and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following persons are known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

Merrill Lynch                    1,632,664.783             5.98%
4800 Deer Lake Drive             Class A shares
Jacksonville, FL 32246

Merrill Lynch                      298,070.698             7.12%
4800 Deer Lake Drive             Class C shares
Jacksonville, FL 32246


Intermediate New Mexico Fund

        As of November 8, 2005, Intermediate New Mexico Fund had 17,366,370.499 shares outstanding, of which 16,019,901.059 were Class A shares and 1,346,469.440 were Class D shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 1,119,607.999 Class A shares, representing 6.99% of the Fund's Class A shares. On the same date, the following person was known to have held of record or beneficially 5% or more of the Fund's Class A or Class D shares:

                                  No. and Class          % of Total
Shareholder                         of Shares           Shares of Class
-----------                       -------------         ---------------

Raymond James & Assoc., Inc.        126,130.954              9.37%
880 Carillon Pkwy                 Class D Shares
St. Petersburg, Florida 33716


Intermediate Florida Fund

        As of November 8, 2005, Intermediate Florida Fund had 4,065,665.169 shares outstanding, all of which were Class A shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.         279,385.311               6.87%
101 Montgomery Street             Class A shares
San Francisco, CA 94104

Merrill Lynch                      272,345.905               6.70%
4800 Deer Lake Drive              Class A shares
Jacksonville, FL 33246


Intermediate New York Fund

       As of November 8, 2005, Intermediate New York Fund had 3,326,657.473 shares outstanding, all of which were Class A shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's shares. On the same date, the following person is known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                  No and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.         566,960.402              17.04%
101 Montgomery St.                Class A shares
San Francisco, CA 94104



Government Fund

      As of November 8, 2005, Government Fund had an aggregate of 14,599,807.086 shares outstanding, of which 10,532,169.551 were Class A shares, 143,767.861 were Class B shares, and 2,464,607.893 were Class C shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class B or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class B or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.         771,792.104              7.33%
101 Montgomery St.                Class A shares
San Francisco, CA 94104

Wells Fargo Investments             7,896.327               5.49%
608 Second Av South               Class B Shares
Minneapolis, MN 55402

Merrill Lynch                     129,925.845               5.27%
4800 Deer Lake Dr.                Class C shares
Jacksonville, FL 32246


Income Fund

        As of November 8, 2005, Income Fund had an aggregate of 29,608,078.472 shares outstanding, of which 16,846,621.492 were Class A shares and 4,640,237.306 were Class C shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.        1,213,946.788             7.21%
101 Montgomery St.                Class A shares
San Francisco, CA 94104

Merrill Lynch                       488,823.291            10.53%
4800 Deer Lake Dr.                Class C shares
Jacksonville, FL 32246



Value Fund

        As of November 8, 2005, Value Fund had an aggregate of 60,718,817.411 shares outstanding, of which 29,480,724.859 were Class A shares, 2,884,803.268 were Class B shares, and 13,873,135.332 were Class C shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Class A, Class B or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of Value Fund's Class A, Class B or Class C shares:

                               No. and Class               % of Total
Shareholder                      of Shares               Shares in Class
-----------                    --------------            ---------------
Charles Schwab & Co., Inc.      4,683,474.347               15.89%
101 Montgomery St.              Class A shares
San Francisco, CA 91404


International Value Fund

        As of November 8, 2005, International Value Fund had 183,182,564.108 shares outstanding, of which 102,711,561.785 were Class A shares, 2,238,446.495 were Class B shares, and 30,751,832.007 were Class C shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust held less than 1% of the Class A, Class B or Class C shares of the Fund. On the same date, the following person is known to have held of record or beneficially 5% or more of the Fund's Class A, Class B or Class C shares:

                                No. and Class              % of
Shareholder                     of Shares                Total Shares
-----------                     -------------            ------------

Charles Schwab & Co., Inc.      9,966,151.991               9.70%
101 Montgomery Street           Class A shares
San Francisco, CA 94104

Merrill Lynch                  20,063,433.447              19.53%
4800 Dear lake Dr.              Class A shares
Jacksonville, FL  32246

Merrill Lynch                     298,926.785              13.35%
4800 Deer Lake Dr.              Class B shares
Jacksonville, FL 32246

Merrill Lynch                   9,726,555.653              31.60%
4800 Deer Lake Dr.              Class C shares
Jacksonville, FL 32246


Growth Fund

        As of November 8, 2005, Growth Fund had 20,917,989.165 shares outstanding, of which 8,889,639.261 were Class A shares and 3,556,677.317 were Class C shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following person was known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class              % of Total
Shareholder                       of Shares              Shares in Class
-----------                     -------------            ---------------

Charles Schwab & Co., Inc.        956,207.077              10.76%
101 Montgomery Street           Class A shares
San Francisco, CA 94104


Income Builder Fund

        As of November 8, 2005, the Fund had 56,984,755.350 shares outstanding, of which 29,767,940.372 were Class A shares and 19,616,961.787 were Class C shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. As of the same date, the following person was known to have hold of record or beneficially 5% or more of Class A or Class C shares of the Fund:

                                No. and Class              % of Total
Shareholder                         of Shares            Shares in Class
-----------                     -------------            ---------------
Charles Schwab & Co., Inc.      3,045,065.388              10.23%
101 Montgomery Street           Class A shares
San Francisco, CA 94104

Merrill Lynch                   2,068,016.662              10.54%
4800 Deer Lake Dr.              Class C shares
Jacksonville, FL 32246



                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, and Income Builder Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Treasurer, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


     The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal years shown, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."








                            Aggregate         Net Underwriting
Year                        Underwriting   Discounts and Commissions         Compensation on           Brokerage        Other
Ended      Fund             Commissions           Paid to TSC           Redemptions and Repurchases    Commissions   Compensation
-----      ----             ------------   --------------------------   ---------------------------    -----------   ------------
9/30/04    Limited Term
           National Fund (1)   $23,945          $3,703                          $9,605

           Limited Term
           California Fund (1) $11,555          $1,661                            $134

           Intermediate
           National Fund      $359,639          $5,518                          $9,182

           Intermediate
           New Mexico Fund    $242,268          $4,363                             -

           Intermediate
           Florida Fund        $95,037          $3,532                             -

           Intermediate
           New York Fund (1)      -               -                                -

           Government
           Fund                $99,701         $2,260                             $15,528

           Income Fund        $208,594         $3,875                             $18,084

           Value Fund       $1,402,891       $174,152                             $40,677

           International
           Value Fund       $2,077,052       $264,403                             $28,847

           Growth Fund        $319,595        $42,528                              $4,560

           Income
           Builder Fund     $1,965,700       $258,037                             $27,631

6/30/03    Limited Term
           National Fund    $1,860,445        $63,593                          $1,924,038                -0-             *

           Limited Term
           California Fund    $695,955         $7,173                            $703,128                -0-             *

           Intermediate
           New York Fund      $106,805          $(28)                            $106,776                -0-             *

6/30/04    Limited Term
           National Fund      $128,512        $16,593                             $71,750                -0-             *

           Limited Term
           California Fund      $9,029         $1,919                              $3,860                -0-             *

           Intermediate
           New York Fund        $2,330           $268                               -0-                  -0-             *

9/30/05    Limited Term
           National Fund      $184,859        $10,258                            $15,616                 -0-           -0-

           Limited Term
           California Fund     $19,015         $1,060                             $2,859                 -0-           -0-

           Intermediate
           National Fund      $244,798         $3,153                             $2,406                 -0-           -0-

           Intermediate
           New Mexico Fund    $270,335           -0-                                -                    -0-           -0-

           Intermediate
           Florida Fund        $46,530            $65                               -                    -0-           -0-

           Intermediate
           New York Fund        $2,060            $74                               -                    -0-           -0-

           Government
           Fund                $61,741           $561                              $5,855                -0-           -0-

           Income Fund        $118,028           -0-                              $12,011                -0-           -0-

           Value Fund         $451,810        $52,178                             $24,837                -0-           -0-

           International
           Value Fund       $3,391,044       $355,292                             $67,027                -0-           -0-

           Growth Fund        $583,795        $63,900                              $4,236                -0-           -0-

           Income
           Builder Fund     $3,366,739       $414,982                             $28,778                -0-           -0-

(1)  Fiscal period July 1, 2004 to September 30, 2004



ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Waivers of CDSCs on Redemptions of Class B Shares

     The contingent deferred sales charge (CDSC) imposed on redemptions of Class B shares will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg Investment Management, Inc. ("Thornburg") or Thornburg Securities Corporation ("TSC") may pay compensation to financial advisors who place orders of $1 million or more, as more, as more specifically described in the Funds' Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more.
 Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.



                      INDEPENDENT REGISTERED PUBLIC
                            ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 is the independent registered public accounting firm for the Funds.

                    Statement of Additional Information
                                  for
                      Institutional Class Shares
                                  of
                  Thornburg Limited Term Municipal Fund
              Thornburg California Limited Term Municipal Fund
                  Thornburg Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                    Thornburg Limited Term Income Fund
                         Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                   Thornburg Investment Income Builder Fund
                     119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

        Thornburg Limited Term Municipal Fund ("Limited Term National Fund"), Thornburg California Limited Term Municipal Fund ("Limited Term California Fund"), Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund") Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), and Thornburg Investment Income Builder Fund ("Income Builder Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Institutional Class Shares Prospectus dated February 1, 2006. A copy of the Institutional Class Prospectus for the Funds and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' Institutional Class shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     This Statement of Additional Information is incorporated by reference into the Funds' Institutional Class Shares Prospectus.

     The audited financial statements contained in the Annual Reports to Shareholders of each of the Funds, for the fiscal year ended September 30, 2005 are incorporated herein by reference.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The date of this Statement of Additional Information is February 1,
2006.

                                TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . . __
INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . __
MUNICIPAL FUNDS . . . . . . . . . . . . . . . . . . . . . . . . __
INCOME FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . __
EQUITY FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . __
INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . __
Investment Limitations - Limited Term National Fund
and Limited Term California Fund. . . . . . . . . . . . . . . . __
Investment Limitations - Intermediate National Fund . . . . . . __
Investment Limitations - Government Fund. . . . . . . . . . . . __
Investment Limitations - Income Fund. . . . . . . . . . . . . . __
Investment Limitations - Value Fund, International Value
Growth Fund and Income Builder Fund . . . . . . . . . . . . . . __
YIELD AND RETURN COMPUTATION. . . . . . . . . . . . . . . . . . __
Performance and Portfolio Information - Municipal
Funds and Income Funds. . . . . . . . . . . . . . . . . . . . . __
Performance and Portfolio Information - Value Fund,
International Value Growth Fund and Income Builder Fund . . . . __
REPRESENTATIVE PERFORMANCE INFORMATION. . . . . . . . . . . . . __
Representative Performance Information - Limited Term
National Fund (Institutional Class) . . . . . . . . . . . . . . __
Representative Performance Information - Limited Term
California Fund (Institutional Class) . . . . . . . . . . . . . __
Representative Performance Information - Intermediate
National Fund (Institutional Class) . . . . . . . . . . . . . . __
Representative Performance Information - Government Fund
(Institutional Class) . . . . . . . . . . . . . . . . . . . . . __
Representative Performance Information - Income Fund
(Institutional Class) . . . . . . . . . . . . . . . . . . . . . __
Representative Performance Information - Value Fund
(Institutional Class) . . . . . . . . . . . . . . . . . . . . . __
Representative Performance Information -
International Value Fund (Institutional Class). . . . . . . . . __
Representative Performance Information -
Growth Fund (Institutional Class). . . . . . . . . . . . . . . .__
Representative Performance Information -
Income Builder Fund (Institutional Class) . . . . . . . . . . . __
ADDITIONAL MATTERS RESPECTING TAXES . . . . . . . . . . . . . . __
Election by the Funds-Subchapter M. . . . . . . . . . . . . . . __
Distributions by Investment Companies - In General. . . . . . . __
Municipal Funds - Income Dividends. . . . . . . . . . . . . . . __
Foreign Currency Transactions . . . . . . . . . . . . . . . . . __
Foreign Withholding Taxes . . . . . . . . . . . . . . . . . . . __
Redemptions or Other Dispositions of Shares . . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS . . . . . . . . . . . . __
INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
ADMINISTRATIVE SERVICES AGREEMENT . . . . . . . . . . . . . . . __
Investment Advisory Agreement . . . . . . . . . . . . . . . . . __
Administrative Services Agreement . . . . . . . . . . . . . . . __
SERVICE PLANS . . . . . . . . . . . . . . . . . . . . . . . . . __
PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . __
In General. . . . . . . . . . . . . . . . . . . . . . . . . . . __
Municipal Funds, and Government Fund and Income Fund. . . . . . __
Value Fund, International Value Fund, Growth Fund
and Income Builder Fund . . . . . . . . . . . . . . . . . . . . __
Portfolio Turnover Rates. . . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION. . . . .__

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGERS. . . . . . . . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . __
Limited Term National Fund. . . . . . . . . . . . . . . . . . . __
Limited Term California Fund. . . . . . . . . . . . . . . . . . __
Intermediate National Fund. . . . . . . . . . . . . . . . . . . __
Government Fund . . . . . . . . . . . . . . . . . . . . . . . . __
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . __
Value Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . __
International Value Fund. . . . . . . . . . . . . . . . . . . . __
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . __
Income Builder Fund. . . . . . . . . . . . . . . . . . . . . . .__
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . __
DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . __
ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . __

INDEPENDENT ACCOUNTANTS REGISTERED PUBLIC ACCOUNTING FIRM . . . __

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . __

                        ORGANIZATION OF THE FUNDS

     Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 authorized Funds, nine of which are described in this statement of additional information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Limited Term National Fund and Limited Term California Fund are newly formed series of the Trust, and were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolio of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining its two funds with the Funds they offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," was consummated on June 21, 2004 when each of the funds of Thornburg LTMF transferred substantially all of their respective assets to Limited Term National Fund and Limited Term California Fund. Each of Limited Term National Fund and Limited Term California Fund have investment objectives and policies identical to those of its predecessor fund, and each of those funds is managed under an investment management agreement which is substantially identical to the argument under which its predecessor fund was managed. The Funds commenced a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this Statement of Additional Information for Limited Term National Fund and Limited Term California Fund pertains to the predecessor funds for periods before the reorganization.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are to be allocated in proportion in the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class and underlying assets of such Fund available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but would not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors or Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy.
 Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                            INVESTMENT POLICIES
MUNICIPAL FUNDS

     The primary investment objective of Limited Term National Fund and Intermediate National Fund is to provide for their respective shareholders as high a level of current investment income exempt from federal income tax as is consistent, in the view of the Funds' investment adviser, Thornburg Investment Management, Inc. ("Thornburg"), with preservation of capital. The primary investment objective of Limited Term California Fund is to provide for its shareholders as high a level of current investment income exempt from federal income tax and California state personal income tax as is consistent, in Thornburg's view, with preservation of capital. Limited Term National Fund, Limited Term California Fund and Intermediate National Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." This objective of preservation of capital may preclude the Municipal Funds from obtaining the highest possible yields.


     Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. The Intermediate National Fund will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate National Fund may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term National Fund.

     The following discussion supplements the disclosures in the Thornburg Institutional Class Shares Prospectus respecting the Municipal Funds' investment policies, techniques and investment limitations.

Fund Investments - In General
------------------------------

     Each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the municipal funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page ___. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions the Limited Term California Fund will invest 100%, and as a matter of fundamental policy, will invest at least 80% of its assets in municipal obligations exempt from regular individual federal and California income tax and originating in California.

     In applying the percentage investment restrictions described in the preceding paragraph and in the fourth paragraph following, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of municipal obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by either of the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds.
 These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page ____. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Municipal Funds do not expect to find it necessary to make temporary investments.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings.
 The credit quality of such investments will be determined on a continuing basis by Thornburg for the Municipal Funds under the supervision of the Trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase municipal obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     The Funds' investment adviser, Thornburg, will evaluate the liquidity of each municipal lease upon its acquisition and periodically while it is held based upon various factors, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated municipal lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease is unrated, if Thornburg determines that the municipal lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Municipal Funds will seek to reduce further the special risks associated with investment in municipal leases by investing in municipal leases only where, in Thornburg's opinion, certain factors have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the municipal lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the municipal lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated municipal lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
 The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
 The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated Municipal Obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+").
 For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.


Temporary Investments

     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in Thornburg's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. None of the Municipal Funds expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations

     Each Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
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     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.


     The budget deficit and other factors led to recent downgrades to BBB (Standard and Poor's) and A3 (Moody's) for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.


GOVERNMENT FUND INCOME FUND

     Government Fund and Income Fund each has the primary investment objective of providing, through investment in a professionally managed portfolio of fixed income obligations as high a level of current income as is consistent, in view of Thornburg Investment Management, Inc., the Funds' investment adviser (Thornburg), with safety of capital. The Government Fund will seek to achieve its primary investment objective by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. The Income Fund will seek to achieve its primary objective by investing in primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. The Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of these Funds has the secondary objective of reducing fluctuations in its net asset value compared to longer term portfolios, and will seek to attain this objective by investing in obligations with an expected dollar-weighted average maturity of normally not more than five years.

Determining Portfolio Average Maturity - Government Fund and Income Fund

     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, Government Fund and Income Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years.
The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund

     In addition to the other securities each Income Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund

     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Income Fund, but will not be purchased by the Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral").
The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Mortgage-Backed Securities

     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.
 Neither the Government Fund nor the Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. Consistent with the Funds' respective investment objectives and policies, each Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be at least as high as that of other obligations the purchasing Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide the purchasing Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for a Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For some purposes under the 1940 Act, a repurchase agreement is deemed to be a loan from the purchasing Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
 Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the purchasing Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund

     Government Fund and Income Fund each may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above.

Reverse Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund

     Either Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase.
 Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Lending of Portfolio Securities - Government Fund and Income Fund

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The lending Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral.
 As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by Thornburg to be of good standing, and when, in the judgment of Thornburg, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund

     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors.
 Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Income Fund to utilize these Strategic Transactions successfully will depend on the investment adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the investment adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. The Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment adviser must assess the creditworthiness of each Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of the Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If the Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities.
 The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund

     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund

     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund

     Income Fund may engage in currency transactions with Counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell ( with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     The Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if Thornburg considers the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and Thornburg, the investment adviser, believes that the value of schillings will decline against the U.S. dollar, Thornburg may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund

     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund

     Among the Strategic Transactions into which Income Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.
 The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.
Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.
 A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, Thornburg and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the Counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
 The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments - Income Fund

     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund

     Some transactions which Income Fund may enter into, including many Strategic Transactions, require that the Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by the Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, the Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund

     Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Foreign securities and cash held in foreign custody or in foreign depositories may not enjoy the same or comparable legal protections prevailing in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries, and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND and INCOME BUILDER FUND

     Thornburg Value Fund ("Value Fund") and Thornburg International Value Fund ("International Value Fund") each seeks long term capital appreciation by investing in equity and debt securities of all types. Thornburg Core Growth Fund ("Growth Fund") seeks long term growth of capital by investing in equity securities selected for their growth potential. Thornburg Investment Income Builder Fund ("Income Builder Fund") seeks to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The secondary goal of Value Fund is to seek some current income, and the secondary objective of Income Builder fund is long term capital appreciation.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

     Income Builder fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund and Income Builder Fund.

Illiquid Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of each Fund's investments and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swap Agreements, Caps, Floors, Collars - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap agreement would be likely to decline, potentially resulting in losses. The Funds expect to be able to eliminate exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each Equity Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each of these Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.
 Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Each Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     Each Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for either of the Funds, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund's investment adviser, Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund each may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
 (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for may years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.
 There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Each Equity Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
 When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.
 By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in deutschemarks, the Fund could enter into forward contracts to sell deutschemarks and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in issues to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs.
 Currency futures are also subject to risks pertaining to future contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund

     An Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on each Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Real Estate-Related Instruments - Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund

     Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P
500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
 Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Equity Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will increase risk or hinder achievement of the goal. Correlation of Price Changes - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Funds' respective current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows each Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above.
 Each Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Each Equity Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions-Value Fund," above.

Asset Coverage for Futures and Options Positions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund

     Each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Short Sales - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When a Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT LIMITATIONS

     Investment Limitations - Limited Term National Fund and
                              Limited Term California Fund

     Thornburg Limited Term Municipal Fund, Inc. has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. No Fund may:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry.
 However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting the Intermediate National Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund.

The Intermediate National Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     With respect to temporary investments, in addition to the foregoing limitations the Intermediate National Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Fund has the right to pledge, mortgage or hypothecate its assets, the Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund

     As a matter of fundamental investment policy, the Government Fund will not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund

     As a matter of fundamental policy, the Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy the Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;
     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n) purchase or sell real estate limited partnership interests. Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     As a matter of fundamental policy, each of Value Fund, International Value Fund, Growth Fund and Income Builder Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions Value Fund and International Value Fund".

                          YIELD AND RETURN COMPUTATION

Performance and Portfolio Information -

     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be
caused by the following factors:   (1) The non-standardized calculation may
cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return.
 Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies.
 Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals.
 In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.
 In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                     REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Limited Term National Fund (Institutional Class)

     THE FOLLOWING DATA FOR THE LIMITED TERM NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. INFORMATION PRESENTED RELATES TO A PREDECESSOR OF THE FUND. SEE "ORGANIZATION OF THE FUNDS," ABOVE, FOR A DISCUSSION OF THE TRANSACTION IN WHICH THE FUND WAS ORGANIZED. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The yield of the Limited Term National Fund's Institutional Class shares for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, was 2.98%. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. The Limited Term National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 35%, was 4.58% for the 30-day period ended September 30, 2005.


Average Annual Total Return Quotations. Limited Term National Fund's Institutional Class total return figures are set forth below for the periods shown ending September 30, 2005. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                1.50%     4.45%       4.58%

Average Annual Total Return (After Taxes on Distributions)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                1.50%     4.45%       4.58%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.11%     4.37%        4.55% (7/5/96)


Representative Performance Information - Limited Term California Fund (Institutional Class)

     THE FOLLOWING DATA FOR THE LIMITED TERM CALIFORNIA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. INFORMATION PRESENTED RELATES TO A PREDECESSOR OF THE FUND. SEE "ORGANIZATION OF THE FUNDS," ABOVE, FOR A DISCUSSION OF THE TRANSACTION IN WHICH THE FUND WAS ORGANIZED. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
Yield Computations

     Standardized Method of Computing Yield. The yield of Limited Term California Fund's Institutional Class shares for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, was 2.83%. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. Limited Term California Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 35% and a maximum California tax rate of 9.30%, was 4.80% for the 30-day period ended September 30, 2005.


     Average Annual Total Return Quotations. Limited Term California Fund's Institutional Class total return figures are set forth below for the period shown ending September 30, 2005. Institutional Class shares were first offered on April 1, 1997. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                                   Since Inception
               1 Year    5 Years      (4/1/97)
               ------    -------   ---------------
                1.31%     3.81%       4.16%

Average Annual Total Return (After Taxes on Distributions)

                                   Since Inception
               1 Year    5 Years      (4/1/97)
               ------    -------   ---------------
                1.31%     3.81%       4.16%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                   Since Inception
               1 Year    5 Years      (4/1/97)
               ------    -------   ---------------
                1.93%     3.78%       4.15%


Representative Performance Information - Intermediate National Fund (Institutional Class)

     THE FOLLOWING DATA FOR INTERMEDIATE NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The yield of the Intermediate National Fund Institutional Class shares for the 30-day period ended September 30, 2005, computed in accordance with the standardized calculation described above, was 3.21%. This method of computing yield does not take into account changes in net asset value.


     Taxable Equivalent Yield. Intermediate National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method described above using a maximum federal tax rate of 35% was 4.94% for the 30-day period ended September 30, 2005.


     Average Annual Total Return Quotations. Intermediate National Fund's Institutional Class total return figures are set forth below for the periods shown ending September 30, 2005. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.90%     5.37%        5.07%

Average Annual Total Return (After Taxes on Distributions)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.90%     5.37%        5.07%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                3.30%     5.26%        5.05%


Representative Performance Information - Government Fund
(Institutional Class)

     THE FOLLOWING DATA FOR THE GOVERNMENT FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. Government Fund's yield for Institutional Class shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, was 3.37%. This method of computing yield does not take into account changes in net asset value.


     Average Annual Total Return Quotations. Government Fund's total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended September 30, 2005. Government Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                0.95%     5.38%        5.67%

Average Annual Total Return (After Taxes on Distributions)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
               (0.06)%    3.80%        3.64%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                0.62%     3.64%        3.57%


Total return figures are average annual total returns for the periods shown.

Representative Performance Information - Income Fund
(Institutional Class)

     THE FOLLOWING DATA FOR THE INCOME FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. Income Fund's yield for Institutional Class shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, was 3.97%. This method of computing yield does not take into account changes in net asset value.


     Average Annual Total Return Quotations. Income Fund's total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended September 30, 2005. Income Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                1.77%     5.86%        6.09%

Average Annual Total Return (After Taxes on Distributions)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                0.34%     4.03%        3.90%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                1.14%     3.90%        3.84%


Total return figures are average annual total returns for the periods shown.

Representative Performance Information - Value Fund
(Institutional Class)

     Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. Value Fund commenced sales of its Institutional Class shares on November 2, 1998. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

                                            Since
                                            Inception
               1 Year      5 Years          (11/2/98)
               ------    ---------          ---------
                18.16%      1.01%             7.81%

Average Annual Total Return (After Taxes on Distributions)

                                            Since
                                            Inception
               1 Year      5 Years          (11/2/98)
               ------    ---------          ---------
                17.63%      0.72%             7.31%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                            Since
                                            Inception
               1 Year      5 Years          (11/2/98)
               ------    ---------          ---------
                11.79%      0.69%             6.53%


Representative Performance Information - International Value Fund
(Institutional Class)

     International Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. International Value Fund commenced sales of its Institutional Class shares on March 30, 2001. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares.
 The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

                           Since
                          Inception
               1 Year    (3/30/01)
               ------    ---------
                27.15%    11.30%

Average Annual Total Return (After Taxes on Distributions)

                           Since
                          Inception
               1 Year    (3/30/01)
               ------    ---------
                26.57%    11.12%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                           Since
                          Inception
               1 Year    (3/30/01)
               ------    ---------
                17.63%     9.73%


Representative Performance Information - Growth Fund

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. The Fund commenced operations on December 27, 2000, and commenced offering Class I shares on November 1, 2003. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns) After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Average Annual Total Return (Before Taxes)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               31.47%      15.74%

Average Annual Total Return (After Taxes on Distributions)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               31.47%      15.74%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               20.46%      13.52%


Representative Performance Information - Income Builder Fund

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. The Fund commenced operations on December 24, 2002, and commenced offering Class I shares on November 1, 2003. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.



Average Annual Total Returns (Before Taxes)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               19.73%      16.71%

Average Annual Total Return (After Taxes on Distributions)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               18.22%      15.17%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                          Since
                          Inception
               1 Year     (11/01/03)
               ------     ----------
               12.82%      13.40%

                   ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Election by the Funds - Subchapter M

     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.


Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.


Distributions by Investment Companies - In General

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds - Income Dividends

     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

     The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety (90)-day period for preferred shares)beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the lection to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisers in that regard. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.

                   DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates-the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

              INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT,
                   AND ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                    .225%

------------------------------------------------
Intermediate National Fund and Income Fund
------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

----------------
Government Fund
----------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

------------------------------------------------
Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
------------------------------------------------

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

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     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons") have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment adviser's services, and to confirm that the adviser actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisers. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an adviser materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.


     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 13, 2005.

In connection with their general supervision of the Advisor, the Trustees receive and consider reports throughout the year from the Advisor respecting the Advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the Advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the funds and relating to he Advisor's performance of services for the Funds.

In anticipation of their recent consideration of the Advisory Agreement's renewal, the independent Trustees met with representatives of the Advisor in May and July 2005 to specify the information the Advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the Advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 13, 2005 to consider a renewal of the Advisory Agreement with respect to each Fund.

The Trustees considered various factors in their review of the Advisor's performance under the Investment Advisory Agreement, including specifically the principles outlined above. Summarized below are certain of the factors considered by the Trustees in connection with the determination to renew the agreement for each Fund. In determining to renew the agreement, the Trustees did not identify any single fact or aspect of the Advisor's performance as controlling, and this summary does not describe all of the matters considered by the Trustees in making their determinations.

Thornburg Limited Term Municipal Fund
-------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to a category of generally similar mutual funds and a broad based securities index, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a securities index, measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and investment performance. The Trustees noted in this regard the Fund's above average or better investment performance over various periods compared to a category of generally similar mutual funds selected by an independent mutual fund analyst firm.


The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees observed in their review that the management fee and expenses charged to the Fund were generally comparable to average and median fees and expenses charged to a group of generally similar mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg California Limited Term Municipal Fund
-------------------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging single state environment and the Fund's investment performance in the context of that environment and the Fund's investment policies. The Trustees noted in this regard that the Fund's investment performance fell within the middle range of a category of generally similar California fixed income mutual funds selected by an independent analyst firm, and that the Fund's share price volatility was lower than a category of longer term California funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees observed that the management fee charged to the Fund was comparable to the average and median rates charged to a group of similar mutual funds. The Trustees also observed that the overall expenses for the Fund were somewhat higher than the average and median expenses for the same group of funds, but that the difference was not notable in view of the size of the Fund and other factors considered. The Trustees also determined in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Intermediate Municipal Fund
-------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustee's noted in this regard the Fund's above average or better investment performance and lower share price volatility as compared to two categories of generally similar mutual funds assembled by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other of the Advisor clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the overall expenses for the Fund were somewhat higher than average and median expenses for a group of similar mutual funds, and that the management fee was somewhat higher than the median for the same group of funds but that the differences were not significant in view of the investment performance of the Fund and the other factors considered. The Trustees further noted in this regard that the management fee charged to the Fund was comparable to the average management fees for the same group of mutual funds. The Trustees observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Limited Term U.S. Government Fund
-------------------------------------------
Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees noted in this regard the Fund's average or better performance over different periods compared to a category of generally similar mutual funds selected by an independent analyst firm, and the Fund's lower share price volatility than a category of longer term U.S. Government income funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee for the Fund was lower than average and median fees for a group of generally similar mutual funds. The Trustees further noted in this regard that the overall expenses charged to the Fund were somewhat lower than the average and median management fees for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to generally similar mutual funds. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Limited Term Income Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds.
In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees also noted in this regard the Fund's above average investment performance over various periods compared to a category of generally similar fixed income mutual funds selected by an independent mutual fund analyst firm, and the Fund's lower share price volatility compared to a category of funds having longer term portfolios.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee and overall expenses for the Fund were comparable to average and median management fees and expenses for a group of generally similar mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Value Fund
--------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and a broad based securities index, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objective, as demonstrated particularly by the Advisor's selection of investments, and further observed the Fund's above average investment performance in most periods as compared to broad based securities indices and categories of equity mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee charged to the Fund was higher than the average and median fee rates charged to a group of multi-cap core funds assembled by an independent mutual fund analyst firm, but that the overall expense ratio was comparable to the average and median expense ratios for the same fund group. The Trustees also noted in this regard the investment performance of the Fund.
 The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg International Value Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard the superior investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee and overall expense ratio were lower than the average and median fee rates and expense ratios for a group of international equity mutual funds assembled by an independent mutual fund analyst firm. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Core Growth Fund
--------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees noted in this regard the Fund's exceptional investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, the Advisor's waiver of a portion of its fee, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was somewhat higher than the average and median fee rates for a group of multi-cap growth equity funds selected by an independent analyst firm, but that the overall expense ratio of the Fund was comparable to the average and median expense ratios for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Investment Income Builder Fund
----------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other mutual funds and a blended securities index, the Fund's investment performance over different periods of time, the Fund's returns in rising and declining markets compared to total returns of a blended securities index, measures of relative portfolio risk, and related factors. The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment objectives and approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard that the Fund's exceptional investment performance as compared to a blended benchmark consisting of two broad based securities indices, and as compared to categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was higher than the average and median fee rates for a group of equity income mutual funds selected by an independent analyst firm, and that the overall expense ratio of the Fund was somewhat higher than the average and median expense ratios for the same group of mutual funds. The Trustees recognized the unique nature of the Fund and the limited utility of the category in assessing the reasonableness of the fees charged to the Fund, the greater significance of equity investments to the Fund, and the higher management fee rates typically charged by equity fund managers. The Trustees also noted in this regard the superior performance of the Fund and other factors. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.


     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal periods with respect to each Fund, the amounts paid to Thornburg by each Fund (or predecessor fund, in the case of Limited Term National Fund and Limited Term California Fund) under the Investment Advisory Agreement applicable to each Fund were as follows:



                                                                   Period
                                                               July 1, 2004 to
                               June 30, 2003   June 30, 2004   Sept. 30, 2004(1)   Sept. 30, 2005
                               -------------   -------------   -----------------   --------------
Limited Term National Fund       $4,938,499      $5,754,193       $1,466,294         $5,743,475
Limited Term California Fund       $850,698        $918,297         $225,229           $866,662

                               Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                               --------------   --------------   --------------
Intermediate National Fund       $2,355,854       $2,272,037       $2,304,795
Government Fund                    $864,982         $863,926         $785,728
Income Fund                      $1,178,688       $1,784,799       $1,939,301
Value Fund                      $12,765,430      $16,296,068      $16,399,121
International Value Fund         $1,332,485       $7,177,797      $20,117,121
Growth Fund                        $142,673        $578,186          $983,586
Income Builder Fund                $245,115 (2)  $2,291,430        $5,707,419

(1) Limited Term National Fund and Limited Term California Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year.  This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.
(2) Fiscal period December 24, 2002 to September 30, 2002.

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:
                                                                   Period
                                                               July 1, 2004 to
                               June 30, 2003   June 30, 2004   Sept. 30, 2004(1)   Sept. 30, 2005
                               -------------   -------------   -----------------   --------------
Limited Term National Fund          -0-            $4,388            -0-                -0-
Limited Term California Fund      $43,579        $116,964          $30,858            $54,992

                               Sept. 30, 2003     Sept. 30, 2004     Sept. 30, 2005
                               --------------     --------------     --------------
Intermediate National Fund        $89,672          $106,299            $179,684
Government Fund                   $58,706           $59,784             $82,484
Income Fund                      $147,162          $288,358            $367,593
Value Fund                       $105,321           $82,857            $123,513
International Value Fund          $69,262          $347,281            $325,980
Growth Fund                       $84,411          $111,287             $71,218
Income Builder Fund               $63,309 (2)      $363,415            $856,138

(1)  Limited Term National Fund and Limited Term California Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year.  This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.
(2)  Fiscal period December 24, 2002 to September 30, 2003.




     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of fund shares. During the fiscal year ended September 30, 2005, Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund, reimbursed Thornburg $146,805, $18,205, $39,710, $19,510, $38,900, $201,896, $210,470, $9,975 and $54,370,
respectively, for accounting services.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption
"Management."

     The Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a code of ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Proxy Voting Policies

     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.Thornburg.com).

Administrative Services Agreements
----------------------------------

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed.
 The Administrative Services Agreement specific to each Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal periods with respect to each Fund, the amounts paid to Thornburg by each Fund (or predecessor fund, in the case of Limited Term National Fund and Limited Term California Fund) under the Institutional Class Administrative Services Agreement applicable to Institutional Class shares of each Fund were as follows:



                                                                   Period
                                                               July 1, 2004 to
                               June 30, 2003   June 30, 2004   Sept. 30, 2004(1)   Sept. 30, 2005
                               -------------   -------------   -----------------   --------------
Limited Term National Fund        $78,492        $107,843          $29,149           $128,213
Limited Term California Fund       $7,644         $10,709           $3,072            $14,425

(1) Limited Term National Fund and Limited Term California Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year.  This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.

                               Sept. 30, 2003      Sept. 30, 2004      Sept. 30, 2005
                               --------------      --------------      --------------

Intermediate National Fund        $9,000              $11,027             $21,422
Limited Term Government Fund      $5,026               $6,159              $7,659
Income Fund                      $25,382              $41,261             $46,767
Value Fund                      $114,279             $166,548            $208,908
International Value Fund         $12,290              $78,997            $276,894
Growth Fund                         N/A                $7,187 (1)         $14,271
Income Builder Fund                 N/A                $8,244 (1)         $37,132

(1)  Fiscal period November 1, 2003 to September 30, 2004.




     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                              SERVICE PLANS

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Institutional Class shares of each Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to request or receive any reimbursement under the Service Plans applicable to the Institutional Classes of any of the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.

                          PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities for Value Fund, International Value Fund, Growth Fund and Income Builder Fund in such manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of those transactions.
In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchases or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     During the three most recent fiscal years brokerage commissions were paid by the Funds as follows:

                      Year Ended       Year Ended      Year Ended
                    Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                    --------------   --------------   --------------

Value Fund            $3,877,730        $3,368,565      $2,460,044

International
 Value Fund             $475,623        $3,433,964      $6,363,449

Growth Fund             $105,238          $273,509        $529,180

Income Builder Fund     $232,106(1)     $1,186,762      $2,735,647

(1)  Fiscal period December 24, 2002 to September 30, 2003.

     The increased commissions in the most recent fiscal year for International Value Fund, Growth Fund and Income Builder Fund were due primarily to an increase in the assets of those Funds. The Funds owned during the most recent fiscal year securities issued by certain of its regular broker dealers. These broker dealers and the aggregate dollar value of each such broker dealer's securities held by each Fund on September 30, 2004 are shown below:





                   Value of Securities Held:                                       Income
                                                  International                    Builder
Broker-Dealer         Value Fund    Income Fund    Value Fund    Growth Fund       Fund
-------------         ----------    -----------    -----------   ------------      ---------

Bank of               $46,856,012                       -             -          $11,764,000
New York, Inc.

CitiGroup             $54,355,432       -               -             -          $26,174,000

Deutsche                  -             -          $82,259,266        -               -
Boerse AG

Goldman Sachs         $59,999,730       -               -             -               -
Group, Inc.

JP Morgan                 -             -               -             -          $23,751,000
Chase & Co.

UBS AG                    -             -          $72,415,671        -               -





     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.




Portfolio Turnover Rates

     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:
                                          Period
                     Year Ended      July 1, 2004 to          Year Ended
                     June 30, 2004   September 30, 2004 (1)   September 30, 2005
                     -------------   -------------            ------------------
   Limited Term        21.37%           4.57%                     27.80%
   National Fund
   Limited Term        23.80%           4.18%                     26.33%
   California Fund

                                 Year Ended         Year Ended
                               Sept. 30, 2004      Sept. 30, 2005
                               --------------      --------------
   Intermediate National Fund      11.81%             20.06%
   Government Fund                 12.39%             18.00%
   Income Fund                     22.73%             23.16%
   Value Fund                      68.74%             58.90%
   International Value Fund        35.84%             34.17%
   Growth Fund                    108.50%            115.37%
   Income Builder Fund            109.21%             76.76%

(1) Limited Term National Fund and Limited Term California Fund employed a June 30 fiscal year through June 30, 2004, when they adopted a September 30 fiscal year. This resulted in a transition fiscal period from July 1, 2004 to September 30, 2004.





DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with the investment adviser's policies prohibiting securities transactions using nonpublic "insider" information.

Selective Disclosure of Nonpublic Holdings Information.
-------------------------------------------------------

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where it is necessary or desirable for the Funds to do so. Accordingly, information may be disclosed selectively to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment adviser, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of the investment adviser's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

Making Holdings Information Publicly Available.
-----------------------------------------------

The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or the adviser. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the Investment Company Act of 1940 or any regulation thereunder.

Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

                              MANAGEMENT

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.




Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------------
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve      Director of
Thornburg, 59     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage.
                                           (investment adviser) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of                       trust)
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company) to 2004;
                                           CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation
                                           (investment manager to
                                           Thornburg Mortgage, Inc.).



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------------
Brian J. McMahon, Trustee,     Trustee     President and Managing         Twelve        None
49                President    Since       Director of Thornburg
                               2001;       Investment Management,
                               President   Inc.
                               Since 1997
                              (4)(6)

Independent Trustees
--------------------
David A. Ater, 60 Trustee      Trustee     Principal in Ater &            Twelve         Director
                               Since       Associates, Santa Fe, New                     of
                               1994 (4)    Mexico (developer, planner                    Thornburg
                                           and broker of residential and                 Mortgage,
                                           commercial real estate) owner,                Inc. (real
                                           developer and broker for                      estate
                                           various real estate projects.                 investment
                                                                                         Trust)

David D.         Trustee       Trustee     Chairman, President, CEO and   Twelve         None
Chase, 63                      Since       Managing Member of Vestor
                               2001 (4)    Associates, LLC, the general
                                           partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of
                                           Vestor Holdings, Inc., Santa Fe,
                                           NM (merchant bank).

Eliot R.         Trustee       Trustee     Partner, Akin, Gump, Strauss,  Twelve    Director of
Cutler, 59                     Since       Hauer & Feld, LLP, Washington,           Thornburg
                               2004 (4)    D.C. (law firm) since November           Mortgage, Inc.
                                           2000; partner, Cutler &
                                           Stanfield, Washington, D.C.
                                           (law firm) Until November 2000.

Susan H.         Trustee       Trustee     President of Dubin             Twelve    None
Dubin, 56                      Since       Investment, Ltd., Greenwich,
                               2004 (4)    Connecticut (private investment
                                           fund); Director and officer
                                           of various charitable
                                           organizations.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------------
Owen D.          Trustee       Trustee     President of Dirks, Van        Twelve        None
Van Essen,                     Since       Essen & Murray, Santa Fe
51                             2004 (4)    New Mexico (newspaper mergers
                                           and acquisitions).

James W.         Trustee       Trustee     Real estate agent, Santa Fe    Twelve        None
Weyhrauch, 46                  Since       Properties, Santa Fe, NM;
                               1996 (4)    Vice Chairman, President to
                                           2002 and CEO from 2002-2004,
                                           Nambe Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Secretary and Managing         Not           Not
58                             Since 1987  Director, Thornburg            applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc. to
                                           2004; Secretary, Thornburg
                                           Securities Corporation;
                                           Vice President, Daily Tax Free
                                           Income Fund, Inc. (registered
                                           investment company).



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
------------------------------------------------------------------------------------------------
Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 46       President     President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Since 1989  Vice President of Thornburg
                               (6)         Limited Term Municipal
                                           Fund, Inc. to 2004.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 42   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
38               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
-----------------------------------------------------------------------------------------------
William V.       Vice          Vice        Vice President and Managing    Not           Not
Fries, 66        President     President   Director of Thornburg          applicable    applicable
                               Since 1995  Investment Management, Inc.
                               (6)

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 51   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 35       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio Manager,
                               (6)         Insight Capital Research &
                                           Management, Inc., Walnut Creek,
                                           California 1995-2000.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
-----------------------------------------------------------------------------------------------
Wendy Trevisani,  Vice         Vice        Associate Portfolio Manager    Not           Not
34                President    President   of Thornburg Investment       applicable    applicable
                               Since 1999  Management, Inc. since 1999,
                               (6)         Vice President since 2000 and
                                           Managing Director since 2004;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 1999-2002.

Sasha Wilcoxon,   Vice         Vice        Associate of Thornburg        Not            Not
31                President    President   Investment Management, Inc.   applicable     applicable
                               Since 2003  since 2000; Mutual Fund
                               (6)         Support Service Department
                                           Manager since 2002.

Joshua Gonze,     Vice         Vice        Associate Portfolio Manager    Not           Not
42                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc., Vice
                               (6)         President since 1999 and
                                           Managing Director since 2004;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------------
Brad Kinkelaar,   Vice         Vice        Associate Portfolio Manager    Not           Not
37                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc. since 1999,
                               (6)         and Vice President and
                                           Managing Director since 2004.

Christopher       Vice         Vice        Associate Portfolio Manager     Not          Not
Ihlefeld, 35      President    President   and Vice President of           applicable   applicable
                               Since 2003  Thornburg Investment
                               (4)         Management, Inc.; Vice
                                           President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 2003-2004.




Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships

                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------------
Leon              Vice         Vice        Associate of Thornburg          Not          Not
Sandersfeld, 39   President    President   Investment Management, Inc.     applicable   applicable
                               Since 2003  since 2002; Senior Staff
                               (4)         Accountant, Farm Bureau
                                           Life Insurance Company
                                           1998-2002.

Ed Maran,         Vice         Vice        Associate Portfolio Manager     Not          Not
47                President    President   for Thornburg Investment        Applicable   Applicable
                               Since       Management, Inc. since 2000
                               2004        and Vice President since
                                           2004; Analyst, USAA 2001-2002;
                                           Oil Analyst, A.G. Edwards
                                           1997-2000.

Vinson            Vice         Vice        Associate Portfolio Manager     Not          Not
Walden, 35        President    President   of Thornburg Investment         Applicable   Applicable
                               Since       Management, Inc. since 2002
                               2004        and Vice President since 2004;
                                           Associate Portfolio Manager,
                                           Ibis Management, 2002-2004;
                                           Lehman Brothers, 1997-2001.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 12 separate investment "Funds" or "portfolios."  Thornburg Investment
        Management, Inc. is the investment adviser to, and manages, the 12 Funds of the Trust.

(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of
        1940 because he is a director and controlling shareholder of Thornburg Investment
        Management, Inc. the investment adviser to the 12 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for shares of the Trust.

(4)     Each Trustee serves in office until the election and qualification of a successor.

(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
        Investment Management, Inc.

(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the
        Trustees.



Committees of the Trustees
--------------------------

     The Trustees have an Audit Committee, which is comprised of four independent Trustees who are not interested persons. David D. Chase (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits,
(iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment adviser, and meets with representatives of the independent registered public accounting firm and the investment adviser to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held six meetings in the Trust's fiscal year ended September 30, 2005.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment adviser, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held three meetings in the Trust's fiscal year ended September 30, 2005.


Compensation of Trustees
------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $20,000 payable quarterly. In addition, each Trustee is compensated $1,000 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $200 for any general meeting or independent session of independent Trustees conducted by telephone which is 30 minutes or less. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee at an annual rate of $4,000 payable quarterly, plus $1,000 for each Audit Committee meeting attended in excess of four meetings per calendar year. The Trust pays the chairman of the Audit Committee an additional annual compensation of $2,000, payable quarterly. The Trust compensates each member of the Governance and Nominating Committee $1,000 for each Governance and Nominating Committee meeting attended. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2005 as follows:


                         Pension or
                         Retirement        Estimated     Total
           Aggregate     Benefits          Annual        Compensation
           Compensation  Accrued as        Benefits      from Trust and
Name of    from          Part of           Upon          Fund Complex
Trustee    Trust         Fund Expenses     Retirement    Paid to Trustee
--------   ------------  -------------     ------------- -----------------
Garrett
Thornburg       0             0                 0              0

David A.
Ater          $31,000         0                0            $31,000

David D.
Chase         $29,500         0                0            $29,500

Eliot R.
Cutler        $27,000         0                0            $27,000

Susan H.
Dubin         $27,000         0                0            $27,000

Brian J.
McMahon         0             0                0              0

Forrest S.     $6,000         0                0             $6,000
Smith (1)

Owen D.
Van Essen     $27,000                                       $27,000

James W.
Weyhrauch     $28,000         0                0            $28,000

(1)  Mr. Smith retired on December 31, 2004.



Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2005.




                                                           Aggregate
                                                            Dollar Range
                                            Dollar Range    of Securities
                                            of Securities   in all 12 Funds
Name of Trustee     Name of Fund            in each Fund    of the Trust
---------------     ----------------        -------------   -------------

Garrett Thornburg   Thornburg Limited Term
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Brian J. McMahon    Thornburg Limited Term
                    Municipal Fund

                    Thornburg Intermediate
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David A. Ater       Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David D. Chase      Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Eliot R. Cutler     Thornburg Limited Term
                    Municipal Fund

                    Thornburg International
                    Value Fund

Susan H. Dubin      None

Owen Van Essen      Thornburg Value Fund

                    Thornburg International
                    Value Fund

James W.            Thornburg Value Fund
Weyhrauch
                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund





Personal Securities Transactions of Personnel

     The Trust, the investment adviser to the Trust, and the distributor for the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes to make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.


                   INFORMATION ABOUT PORTFOLIO MANAGERS

Portfolio Manager Compensation
------------------------------

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each portfolio manger currently named in the Prospectus also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the Trust; multiple year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the Trust and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manger.

Conflicts of Interest
---------------------

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager's management of the Funds' investments and the portfolio manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

Set out below as of September 30, 2005 for each of the portfolio managers named in the Prospectus is information respecting the accounts managed by the portfolio manager. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of September 30, 2005, the advisory fee for each of the accounts was not based on the investment performance of the account.

George Strickland
-----------------

Registered Investment Companies:  Accounts:  6     Assets:  $2,353,640,506
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  174   Assets:  $629.3 Million

Steven J. Bohlin
----------------

Registered Investment Companies:  Accounts:  2     Assets:  $566,003,565
Other Pooled Investment Vehicles: Accounts:  1     Assets:  $2.2 Million
Other Accounts:                   Accounts:  39    Assets:  $136 Million

William V. Fries
----------------

Registered Investment Companies:  Accounts:  27    Assets:  $7,695,108,520
Other Pooled Investment Vehicles: Accounts:  17    Assets:  $1.6 Billion
Other Accounts:                   Accounts: 2939   Assets:  $1.7 Billion

Advisory Fee based
on Performance:                   Accounts:   1    Assets:  $655.2 Million

Alexander Motola
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $208,893,855
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  10    Assets:  $8.4 Million

Brian J. McMahon
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $982,793,350
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Brad Kinkelaar
--------------

Registered Investment Companies:  Accounts:  2     Assets:  $1.1 Billion
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a portfolio manager, as of September 30, 2005.

George Strickland
-----------------

Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund          None

Mr. Strickland does not currently own any shares of Limited Term California Fund, Intermediate Florida Fund because he is not a resident of that state, is not subject to taxes in that state, and would not benefit from the exemptions on individual state income tax available to individual shareholders of Limited Term California Fund.

Steven J. Bohlin
----------------

Government Fund                 None
Income Fund                     None
Income Builder Fund         Over $1,000,000

Mr. Bohlin does not currently own any shares of Government Fund or Income Fund because the investment objectives of these Funds do not meet his personal investment goals.

William V. Fries
----------------

Value Fund                   Over $1,000,000
International Value Fund     Over $1,000,000

Alexander Motola
----------------

Growth Fund                  $100,001 - $500,000

Brian J. McMahon
----------------

Income Builder Fund          Over $1,000,000

Brad Kinkelaar
--------------

Income Builder Fund          $100,001 - $500,00

                     PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund

     As of November 8, 2005 Limited Term National Fund had an aggregate of 101,283,071.173 shares outstanding, of which 20,858,596.605 were
Institutional Class shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg, as a group, held less than one percent of the outstanding Institutional Class shares of Limited Term National Fund. On November 8, 2005, the following persons were known to have held of record or beneficially 5% or more of the predecessor fund's Institutional Class shares:

                                      No. of                % of
Shareholder                           Shares           Shares in Class
-----------                           ------           ----------------
Charles Schwab & Co., Inc.            4,931,527.166        23.64%
101 Montgomery Street
San Francisco, CA 94104

Merrill Lynch                         1,540,210.085         7.38%
4800 Deer Lake Drive
Jacksonville, FL  32246


Limited Term California Fund

     As of November 8, 2005, Limited Term California Fund had an aggregate of 12,538.440.841 shares outstanding, of which 2,341,539.192 were Institutional Class shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the outstanding Institutional Class shares of the Fund.
 On the same date, the following persons are known to have held of record or beneficially 5% of the outstanding Institutional Class shares of the
Fund:

                                      No. of             % of
Shareholder                           Shares        Shares in Class
-----------                           ------        ---------------

Charles Schwab & Co., Inc.           1,327,322.473      56.69%
101 Montgomery Street
San Francisco, CA 94104

Merrill Lynch                          295,115.287      12.60%
4800 Deer Lake Drive
Jacksonville, FL 32246


Intermediate National Fund

     As of November 8, 2005, Intermediate National Fund had an aggregate of 35,597,763.545 shares outstanding, of which 4,113,421.642 were Institutional Class shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 142,843.569 Institutional Class shares of Intermediate National Fund, representing 3.47% of the Fund's Institutional Class shares. As of the same date, the following person was known to have held of record or beneficially 5% or more of Intermediate National Fund's outstanding Institutional Class shares:
                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co., Inc.     593,074.023        14.42%
101 Montgomery Street
San Francisco


Government Fund

     As of November 8, 2005, Government Fund had an aggregate of 14,599,807.086 shares outstanding, of which 1,193,041.706 were Institutional Class shares. On November 8, 2005, the officers, Trustees of the Trust as a group, together with related persons, owned 59,057.601 Institutional Class shares of the Fund, representing 4.95% of the Institutional Class shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co.           134,499.183         11.27%
101 Montgomery Street
San Francisco, CA 94101

R. Sommers, TTEE                59,985.548          5.03%
Austin, Texas 78730


Income Fund

     As of November 8, 2005, Income Fund had an aggregate of 29,608,078.472 shares outstanding, of which 7,947,768.172 were Institutional Class shares.
 On November 8, 2005, officers and Trustees of the Trust as a group, together with related persons, owned less than one percent of the Institutional Class shares of Income Fund. On the same date, the following person was known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co.         2,110,756.146         26.56%
101 Montgomery Street
San Francisco, CA 94101


Value Fund

     As of November 8, 2005, Value Fund had an aggregate of 60,718.817.411 shares outstanding, of which 14,074,108.893 were Institutional Class shares. On November 8, 2005, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 763,936.522 Institutional Class shares of Value Fund, representing 5.43% of the Fund's Institutional Class shares. On the same date, the following persons were known to have held of record or beneficially 5% or more of Value Fund's outstanding Institutional Class shares:
                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co., Inc.   2,251,253.363         16.00%
101 Montgomery St.
San Francisco, CA 94104

Muir & Co. Trust Dept.       1,083,299.356          7.70%
P.O. Box 2479
San Antonio, TX 78298

Mac & Co.                    1,669,172.899         11.86%
P.O. Box 3198
Pittsburgh, PA 15230-3198


International Value Fund

     As of November 8, 2005, International Value Fund had an aggregate of 183,182.564.108 shares outstanding, 40,730,019.030 of which were
Institutional Class shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned 956,393.958 Institutional Class shares of International Value Fund, representing 2.35% of the Fund's outstanding shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of International Value Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co., Inc.      11,525,525.129     28.30%
101 Montgomery St.
San Francisco, CA 94104

Nationwide Trust Co.             2,158,826.924      5.30%
P.O. Box 182029
Columbus, OH 43218

Merrill Lynch                    2,385,820.373      5.86%
4800 Deer Lake Drive
Jacksonville, FL 32246


Growth Fund

     As of November 8, 2005, Growth Fund had an aggregate of 20,917,989.165 shares outstanding, 4,014,550.430 of which were Institutional Class shares.
 On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust owned 1,507,171.236 Institutional Class Shares of Growth Fund, representing 37.54% of the Fund's outstanding Institutional Class shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of Growth Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Thornburg Investment              209,558.266      5.22% (1)
Management, Inc.
Profit Sharing Plan
119 East Marcy Street
Santa Fe, NM 87501

Garrett Thornburg                 440,192.163     10.96% (4)
119 East Marcy Street
Santa Fe, NM 87501

Dawn Fischer                      662,626.697     16.51% (2)(4)
119 East Marcy Street
Santa Fe, NM 87501

Brian McMahon                     346,669.157      8.64% (3)(4)
119 East Marcy Street
Santa Fe, NM 87501

PENBAT                            275,528.563      6.86%
7650 Magna Drive
Belleville, IL 62223

(1) The Thornburg Investment Management, Inc. Profit Sharing Plan is a qualified retirement plan which holds investments for the benefit of Thornburg Investment Management, Inc. The Trustees of the plan are Garrett Thornburg, Brian J. McMahon and Dawn B. Fischer, each of whom holds shared voting and investment power, and each of whom is also a participant in the Plan.

(2) Total includes 135,438.325 shares owned by the Thornburg Descendants Trust, as to which Ms. Fischer is a trustee, 131,522.281 shares owned by the Oppenheimer Descendants Trust, as to which Ms. Fischer is a trustee, 322,344.318 shares held by the Lloyd Thornburg Irrevocable Trust, as to which Ms. Fischer is the trustee, 26,758.317 shares owned by the Goldstone Childrens Trust, as to which Ms. Fischer is the trustee, and 44,952.294 shares owned by the 2002 Thornburg Children's Trust, as to which Ms. Fischer is the trustee.

(3)     Total includes 135,438.325 shares owned by the Thornburg
        Descendants trust, as to which Mr. McMahon is a trustee, and 131,522.281 shares owned by the Oppenheimer Descendants Trust, as to which Mr. McMahon is a trustee.

(4) Total does not include 209,558.266 shares held by the Thornburg Investment Management, Inc. Profit Sharing Plan.


Income Builder Fund

     As of November 8, 2005, Income Builder Fund had an aggregate of 56,984,755.350 shares outstanding 7,580,429.281 of which were Institutional Class shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust owned 1,321,270.486 Institutional Class shares of Income Builder Fund, representing 17.43% of the Fund's outstanding Institutional Class shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of Income Builder Fund's outstanding Institutional Class shares:

Garrett Thornburg                 397,617.697     5.25% (1)(3)
150 Washington Avenue
Santa Fe, NM 87501

Dawn Fischer                      576,955.366     7.61% (2)(3)
119 East Marcy Street
Santa Fe, NM 87501

Charles Schwab & Co.            1,536,815.826    20.07%
101 Montgomery St.
San Francisco, California 94104

(1)  to be inserted

(2) Total includes 255,146.558 shares owned by the Lloyd Thornburg Irrevocable Trust, as to which Ms. Fischer is the trustee, 106,291.815 shares owned by the Thornburg Descendants Trust, as to which Ms. Fischer is a trustee, 103,116.212 shares owned by the Oppenheimer Descendants Trust, as to which Ms. Fischer is a trustee, 35,516.325 shares owned by the 2002 Thornburg Children's Trust, as to which Ms. Fischer is the trustee, and 19,819.363 shares owned by the Goldstone Childrens Trust, as to which Ms. Fischer is the Trustee.

(3) Total does not include 110,049.610 shares owned by the Thornburg Investment Management, Inc. Profit Sharing Plan (the "Plan"). The Plan is a qualified retirement plan which holds investments for the benefit of Thornburg Investment Management, Inc. The Trustees of the plan are Garrett Thornburg, Brian J. McMahon and Dawn B. Fischer, each of whom holds shared voting and investment power, and each of whom is also a participant in the Plan.



                             NET ASSET VALUE

      Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday.
 Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Limited Term Municipal Fund, Inc., Thornburg Securities Corporation ("TSC") acts as principal underwriter in a continuous offering of Limited Term National Fund and Limited Term California Fund Institutional Class shares, and pursuant to a separate Distribution Agreement with Thornburg Investment Trust, TSC also acts as principal underwriter in a continuous offering of Institutional Class shares of Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

      Garrett Thornburg, Treasurer, a Director and Chairman of the Board of Thornburg Limited Term Municipal Fund, Inc. and a Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

               ADDITIONAL INFORMATION RESPECTING PURCHASE
                      AND REDEMPTION OF SHARES

      To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder.
 They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

                     INDEPENDENT REGISTERED PUBLIC
                            ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 are the independent registered public accounting firm for the Funds.

                    Statement of Additional Information
                  For Thornburg Retirement Plan Shares of
                Thornburg Limited Term U.S. Government Fund
                   Thornburg Limited Term Income Fund
                          Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund


                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501














     Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund") and Thornburg Investment Income Builder Fund ("Income Builder Fund"), are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class R-1 or Class R-5 shares offered by the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Retirement Plan Shares" Prospectus dated February 1, 2006. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders of each of the Funds for the fiscal year ended September 30, 2006, are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' Prospectus.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The date of this Statement of Additional Information is February 1,
2006.

                          TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . __

GOVERNMENT FUND AND INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Asset-Backed Securities - Government Fund and Income Fund. . __ Mortgage-Backed Securities and Mortgage Pass-
    Through Securities . . . . . . . . . . . . . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations. . . . . . . . . . __
  Other Mortgage-Backed Securities . . . . . . . . . . . . . . __
  Other Asset-Backed Securities. . . . . . . . . . . . . . . . __
  Repurchase Agreements-Government Fund and Income Fund. . . . __
  When Issued Securities-Government Fund and Income Fund . . . __ Reverse Repurchase Agreements-Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions-Government Fund and Income Fund . . __ Lending of Portfolio Securities - Government Fund
   and Income Fund . . . . . . . . . . . . . . . . . . . . . . __
  Other Investment Strategies-Income Fund. . . . . . . . . . . __
  General Characteristics of Options-Income Fund . . . . . . . __
  General Characteristics of Futures-Income Fund . . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions-Income Fund. . . . . . . . . . . . . . __
  Risks of Currency Transactions-Income Fund . . . . . . . . . __
  Combined Transactions-Income Fund. . . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars-Income Fund. . . . . . . . . __
  Eurodollar Instruments-Income Fund . . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States-Income Fund. . . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts-Income Fund . . __
  Foreign Securities-Income Fund . . . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND,
GROWTH FUND and INCOME BUILDER FUND. . . . . . . . . . . . . . __

  Illiquid Investments . . . . . . . . . . . . . . . . . . . . __
  Restricted Securities. . . . . . . . . . . . . . . . . . . . __
  Swap Agreements, Caps, Floors, Collars-
  Indexed Securities . . . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  Reverse Repurchase Agreements. . . . . . . . . . . . . . . . __
  Securities Lending . . . . . . . . . . . . . . . . . . . . . __
  Lower-Quality Debt Securities. . . . . . . . . . . . . . . . __
  Foreign Investments. . . . . . . . . . . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Limitations on Futures and Options Transactions. . . . . . . __
  Real Estate-Related Instruments. . . . . . . . . . . . . . . __
  Futures Contracts. . . . . . . . . . . . . . . . . . . . . . __
  Futures Margin Payments. . . . . . . . . . . . . . . . . . . __



  Purchasing Put and Call Options. . . . . . . . . . . . . . . __
  Writing Put and Call Options . . . . . . . . . . . . . . . . __
  Combined Positions . . . . . . . . . . . . . . . . . . . . . __
  Correlations of Price Changes. . . . . . . . . . . . . . . . __
  Liquidity of Options and Futures Contracts . . . . . . . . . __
  OTC Options. . . . . . . . . . . . . . . . . . . . . . . . . __
  Option and Futures Relating to Foreign Currencies. . . . . . __
  Asset Coverage for Futures and Options Positions . . . . . . __
  Short Sales. . . . . . . . . . . . . . . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Government Fund . . . . . . . . . . . __
  Investment Limitations-Income Fund . . . . . . . . . . . . . __
  Investment Limitations-Value Fund, International Value Fund
    Growth Fund, and Income Builder Fund . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Government Fund. . . . . . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Income
    Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Value
    Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Representative Performance Information-
    International Value Fund . . . . . . . . . . . . . . . . . __
  Representative Performance Information
    Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES  . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Distributions by Investment Companies. . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  In General . . . . . . . . . . . . . . . . . . . . . . . . . __
  Income Funds . . . . . . . . . . . . . . . . . . . . . . . . __
  Equity Funds . . . . . . . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION. . . . . . . . . .__

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGER. . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

INDEPENDENT ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . __

                       ORGANIZATION OF THE FUNDS

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 active Funds, six of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.



     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes.
Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                          INVESTMENT POLICIES

GOVERNMENT FUND and INCOME FUND

     Government Fund and Income Fund (the "Income Funds") each has the primary investment goal of providing, through investment in a professionally managed portfolio of fixed income obligations as high a level of current income as is consistent, in the investment adviser's view, with safety of capital. The Government Fund will seek to achieve its primary investment goal by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. The Income Fund will seek to achieve its primary goal by investing primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. The Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of the Funds has the secondary goal of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this goal by investing in a portfolio of obligations with an expected dollar-weighted average maturity of normally not more than five years. There is no assurance that the Funds will achieve their respective goals.

     The following discussion supplements the disclosures in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
------------------------------------------------------------------------

     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

  In addition, each Income Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years.
The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
---------------------------------------------------------------------

     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     The Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund
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     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
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     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")
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     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral").
The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.



FHLMC Collateralized Mortgage Obligations
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     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Mortgage-Backed Securities
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     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.
 Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
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     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. If otherwise consistent with the Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Repurchase Agreements - Government Fund and Income Fund
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     Either Government Fund or Income Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be at least as high as that of other obligations the purchasing Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide the purchasing Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for a Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For some purposes under the 1940 Act, a repurchase agreement is deemed to be a loan from the purchasing Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
 Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the purchasing Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund
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     Either Government Fund or Income Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities.

Reverse Repurchase Agreements - Government Fund and Income Fund
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     Either Government Fund or Income Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements.
 See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund
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     Either Government Fund or Income Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price.
 The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Lending of Portfolio Securities - Government Fund and Income Fund
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     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The lending Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by Thornburg to be of good standing, and when, in the judgment of Thornburg, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund
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     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors.
 Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Income Fund to utilize these Strategic Transactions successfully will depend on Thornburg's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Thornburg's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
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     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("counterparties") through direct bilateral agreement with the counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.



General Characteristics of Futures - Income Fund
-------------------------------------------------

     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in computing the 5% limit. The segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------

     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------

     Income Fund may engage in currency transactions with counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if Thornburg considers the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and Thornburg believes that the value of schillings will decline against the U.S. dollar, Thornburg may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
---------------------------------------------

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------

     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------

     Among the Strategic Transactions into which Income Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.
 The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.
Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.
 A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, they may be less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------

     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------

     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund
--------------------------------

     Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertability and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Foreign securities and cash held in foreign custody or in foreign depositories may not enjoy the same or comparable legal protections prevailing in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries, and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND
and INCOME BUILDER FUND
--------------------------------------------------

     Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund") and Thornburg Investment Income Builder Fund ("Income Builder Fund") are sometimes collectively referred to in this Statement of Additional Information as the Equity Funds". Each of Value Fund, International Value Fund and Growth Fund seek long term capital appreciation by investing in equity and debt securities of all types. The secondary goal of Value Fund and International Value Fund is to seek some current income. Income Builder Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. Income Builder Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Funds will achieve their respective goals.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund invests primarily in equity securities selected for their growth potential.

Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

     The following discussion supplements the disclosures in the Prospectus respecting the Equity Funds' investment policies, techniques and investment limitations.

Illiquid Investments - Value Fund, International Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, the Funds' investment adviser (Thornburg) determines the liquidity of investments by the Equity Funds and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Equity Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swap Agreements, Caps, Floors, Collars - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

      Value Fund, International Value Fund and Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
------------------------------------------------------------------------

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Any Equity Fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each of the Equity Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Funds may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in deutschemarks, the Fund could enter into forward contracts to sell deutschemarks and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions -
Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     No Equity Fund will: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on the Equity Funds' investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional
Information, are not fundamental policies and may be changed as regulatory agencies permit.

Real Estate-Related Instruments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-----------------------------------------------------------------------

     Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
------------------------------------------------------------------------

     When an Equity Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date.
When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-----------------------------------------------------------------------

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
----------------------------------------------------------------------

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
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     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will instead increase risk or hinder achievement of the goal.

Correlation of Price Changes - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
---------------------------------------------------

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Equity Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund" above.

Asset Coverage for Futures and Options Positions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------

     The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Short Sales - Value Fund, International Value Fund
Growth Fund and Income Builder Fund
-----------------------------------------------------

     Any of the Funds may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Funds will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                        INVESTMENT LIMITATIONS

Investment Limitations - Government Fund
----------------------------------------

     As a matter of fundamental investment policy, Government Fund will not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;


     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

  (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------

     As a matter of fundamental policy, Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
--------------------------------------------------------------

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     As a matter of fundamental policy, an Equity Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities) ; or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund."


                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------

     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for each class of shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                   REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Government Fund (Class R-1)
------------------------------------------------------------------------

     The following data for the Government Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. The Fund commenced operations on November 16, 1987, and commenced offering Class R-1 shares on July 1, 2003.


    Standardized Method of Computing Yield. Government Fund's yields for Class R-1 shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, was 3.17%.
 This method of computing yield does not take into account changes in net asset value.


     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class R-1 shares are displayed in the table below for the periods shown ending September 30, 2005. Government Fund commenced sales of its Class R-1 shares on July 1, 2003. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
----------------

Average Annual Total Return (Before Taxes)

               One Year     Since Inception (7/1/03)
               --------     ---------------
Class R-1       0.72%           0.96%

Average Annual Total Return (After Taxes on Distributions)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1      (0.21)%          0.06%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       0.47%           0.37%


Representative Performance Information -
Income Fund (Class R-1 Shares)
------------------------------------------

     The following data for the Income Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. The Fund commenced operations on October 1, 1992, and commenced offering Class R-1 shares on July 1, 2003. An investor's shares, when redeemed, may be worth more or less than their original cost.

Yield Computations

     Standardized Method of Computing Yield. Income Fund's yield for Class R-1 shares, computed for the 30-day period ended September 30, 2005 in accordance with the standardized calculation described above, was 3.65%. This method of computing yield does not take into account changes in net asset value.


     Average Annual Total Return Quotations. Income Fund's average annual total returns for Class R-1 shares are displayed in the table below for the periods shown ending September 30, 2005. Income Fund commenced sales of its Class R-1 shares on July 1, 2003. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
----------------

Average Annual Total Returns (Before Taxes)

               One Year     Since Inception (7/1/03)
               --------     -----------------------
Class R-1       1.43%           1.80%

Average Annual Total Return (After Taxes on Distributions)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       0.12%           0.45%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       1.92%           0.75%


Representative Performance Information
Value Fund (Class R-1 Shares)
--------------------------------------

     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class R-1 shares are displayed in the table below for the periods shown ending September 30, 2005. The Fund commenced operations on October 2, 1992, and commenced offering Class R-1 shares on July 1, 2003. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
----------------

Average Annual Total Returns (Before Taxes)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1      17.64%          11.91%

Average Annual Total Return (After Taxes on Distribution)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1      17.27%          11.62%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1      11.48%          10.05%


Representative Performance Information - International Value Fund
(Class R-1 Shares)
------------------------------------------------------------------------

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class R-1 shares are displayed in the table below for the periods shown ending September 30, 2005. The Fund commenced operations on May 28, 1998, and commenced offering Class R-1 shares on July 1, 2003. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
----------------

Average Annual Total Return (Before Taxes)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       26.54%          26.64%

Average Annual Total Return (After Taxes on Distributions)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       26.06%          26.49

Average Annual Total Return (After Taxes on Distributions and Redemption)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       17.24%          23.02%




Representative Performance Information -
Growth Fund (Class R-1 Shares)
----------------------------------------

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class R-1 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. The Fund commenced operations on December 27, 2000, and commenced offering Class R-1 shares on July 1, 2003. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
-----------------

Average Annual Total Return (Before Taxes)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       30.83           19.26%

Average Annual Total Return (After Taxes on Distributions)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       30.83%          19.26%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               One Year     Since Inception (7/1/03)
               --------     ------------------------
Class R-1       20.04%          16.66%

Representative Performance Information - Income Builder Fund
(Class R-1 Shares)

-------------------------------------------------------------------

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Class R-A shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2005. Class A information is displayed because Class R-1 shares have been available only since February 1, 2005. Annual returns would differ only to the extent Class A shares are subject to a sales charge but lower annual expenses. The Fund commenced its offering of Class A shares on December 24, 2002, and commenced its offering of Class R-1 shares on February 1, 2005. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.


Class R-1 Shares
----------------

Average Annual Total Return (Before Taxes)

                1 Year     5 Years     Since Inception
                ------     -------     ---------------
Class A         13.81%       N/A       17.97% (12/24/02)

Average Annual Total Return (After Taxes on Distributions)

                1 Year     5 Years     Since Inception
                ------     -------     ----------------
Class A         12.46%       N/A       16.58% (12/24/02)

Average Annual Total Return (After Taxes on Distributions and Redemptions)

                1 Year     5 Years     Since Inception
                ------     -------     ------------------
Class A          9.00%       N/A       14.70% (12/24/02)


                    ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders and is primarily relevant to shareholders which are subject to federal income tax. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.


Elections by the Funds -Subchapter M

     Each Fund except has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


Foreign Currency Transactions
-----------------------------

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------

     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety (90)-day period for preferred shares)beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the lection to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.



                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     The monthly or quarterly distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.

            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS,
                  AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust with respect to Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund.
 Thornburg is also a subadviser to Daily Tax-Free Income Fund, Inc., a registered investment company.


     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

---------------------------------------------------------
Income Fund
---------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
Government Fund
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

-----------------------------------------------
Value Fund, International
Value Fund, Growth Fund and Income Builder Fund
-----------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

--------------------------------------------------------------------------
     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.


     The Trust's trustees (including a majority of the trustees who are not "interested persons" within the meaning of the Investment Company Act of
1940) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds.



     In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment adviser's services, and to confirm that the adviser actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisers. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an adviser materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.



     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 13, 2005.

In connection with their general supervision of the Advisor, the Trustees receive and consider reports throughout the year from the Advisor respecting the Advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the Advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the funds and relating to he Advisor's performance of services for the Funds.

In anticipation of their recent consideration of the Advisory Agreement's renewal, the independent Trustees met with representatives of the Advisor in May and July 2005 to specify the information the Advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the Advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 13, 2005 to consider a renewal of the Advisory Agreement with respect to each Fund.

The Trustees considered various factors in their review of the Advisor's performance under the Investment Advisory Agreement, including specifically the principles outlined above. Summarized below are certain of the factors considered by the Trustees in connection with the determination to renew the agreement for each Fund. In determining to renew the agreement, the Trustees did not identify any single fact or aspect of the Advisor's performance as controlling, and this summary does not describe all of the matters considered by the Trustees in making their determinations.

Thornburg Limited Term U.S. Government Fund
-------------------------------------------
Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees noted in this regard the Fund's average or better performance over different periods compared to a category of generally similar mutual funds selected by an independent analyst firm, and the Fund's lower share price volatility than a category of longer term U.S. Government income funds selected by an independent analyst firm.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee for the Fund was lower than average and median fees for a group of generally similar mutual funds. The Trustees further noted in this regard that the overall expenses charged to the Fund were somewhat lower than the average and median management fees for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to generally similar mutual funds. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Limited Term Income Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a category of generally similar mutual funds and a broad based securities index, comparative measures of portfolio risk and share price volatility, and related factors. The Trustees noted that bond indices have limited utility in evaluating fixed income mutual funds. Similarly, the Trustees noted in comparing the Fund to other mutual funds that the value of such comparisons may be limited in some degree because the Fund's investment approach, and in particular its laddered maturity portfolio, differs from other funds.
In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments in a challenging interest rate environment and the Fund's investment performance. The Trustees also noted in this regard the Fund's above average investment performance over various periods compared to a category of generally similar fixed income mutual funds selected by an independent mutual fund analyst firm, and the Fund's lower share price volatility compared to a category of funds having longer term portfolios.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee and overall expenses for the Fund were comparable to average and median management fees and expenses for a group of generally similar mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Value Fund
--------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and a broad based securities index, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objective, as demonstrated particularly by the Advisor's selection of investments, and further observed the Fund's above average investment performance in most periods as compared to broad based securities indices and categories of equity mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the management fee charged to the Fund was higher than the average and median fee rates charged to a group of multi-cap core funds assembled by an independent mutual fund analyst firm, but that the overall expense ratio was comparable to the average and median expense ratios for the same fund group. The Trustees also noted in this regard the investment performance of the Fund.
 The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg International Value Fund
----------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard the superior investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee and overall expense ratio were lower than the average and median fee rates and expense ratios for a group of international equity mutual funds assembled by an independent mutual fund analyst firm. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Core Growth Fund
--------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other broadly similar mutual funds and broad based securities indices, the Fund's investment performance over different periods of time, the Fund's total returns in rising and declining markets compared to total returns of a broad based securities index, measures of relative portfolio risk, and related factors.
 The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees noted in this regard the Fund's exceptional investment performance in most periods as compared to broad based securities indices and categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, the Advisor's waiver of a portion of its fee, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients of the Advisor and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was somewhat higher than the average and median fee rates for a group of multi-cap growth equity funds selected by an independent analyst firm, but that the overall expense ratio of the Fund was comparable to the average and median expense ratios for the same group of mutual funds. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund may reasonably be expected to realize economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.

Thornburg Investment Income Builder Fund
----------------------------------------

Quality of Services; Fund Investment Performance. In reviewing the nature, extent and quality of services provided by the Advisor and the investment performance of the Fund, the Trustees primarily considered the Advisor's adherence to the Fund's stated objectives and policies, the Advisor's execution of the Fund's investment strategies in prevailing market conditions, the Fund's absolute investment performance, the Fund's investment performance compared to categories of other mutual funds and a blended securities index, the Fund's investment performance over different periods of time, the Fund's returns in rising and declining markets compared to total returns of a blended securities index, measures of relative portfolio risk, and related factors. The Trustees noted in comparing the Fund to other mutual funds and to indices that the value of such comparisons may be limited because the Fund's investment objectives and approach, and the selection of its portfolio securities, are unique or differ in considerable degree from the characteristics of other funds and indices. In conducting their review, the Trustees observed that the Advisor had continued to faithfully pursue and to achieve the Fund's stated objectives, as demonstrated particularly by the Advisor's selection of investments and the Fund's investment performance. The Trustees also noted in this regard that the Fund's exceptional investment performance as compared to a blended benchmark consisting of two broad based securities indices, and as compared to categories of mutual funds selected by independent mutual fund analyst firms.

The Trustees also considered a number of other factors in reviewing the quality of the Advisor's services, including the qualifications and integrity of the Advisor's senior personnel, the Advisor's staffing and other resources, the Advisor's compliance with regulatory requirements, Fund sales performance and perceptions of the Funds in the marketplace, and other factors.

The Trustees concluded, based upon these and other considerations, that the Advisor had actively and competently pursued the Fund's stated investment objectives in accordance with the Fund's investment policies stated in its prospectuses. The Trustees further concluded that the investment performance of the Fund was satisfactory in the context of the Fund's objectives and policies, and prevailing market conditions.

Fees and Expenses; Profitability of Advisor. In reviewing the fees charged by the Advisor to the Fund, the Trustees primarily considered the fees charged by the Advisor and the other expenses charged to the Fund in light of the nature and quality of services provided, comparison of the actual Advisor's fee and Fund expenses to the statement of fees and expenses in the Fund's prospectuses, comparisons of the Advisor's fee and other Fund expenses to median and average fees and expenses charged to similar mutual funds, and comparisons of fees and expenses charged to the Fund with fees and expenses charged to other, similar specific mutual funds. In addition, the Trustees considered the profitability of the Advisor compared to other investment management firms, and comparisons of the investment management fee rates charged by the Advisor to the Fund with rates charged to other clients and the differing types of services furnished to the Fund and the other clients. The Trustees noted that the Fund's management fee was higher than the average and median fee rates for a group of equity income mutual funds selected by an independent analyst firm, and that the overall expense ratio of the Fund was somewhat higher than the average and median expense ratios for the same group of mutual funds. The Trustees recognized the unique nature of the Fund and the limited utility of the category in assessing the reasonableness of the fees charged to the Fund, the greater significance of equity investments to the Fund, and the higher management fee rates typically charged by equity fund managers. The Trustees also noted in this regard the superior performance of the Fund and other factors. The Trustees also observed in their review that fee rates charged by the Advisor to other clients of the Advisor were not directly comparable to rates charged to the Fund principally because of the significant differences in the services provided.

The Trustees concluded, based upon these and other considerations, that the fees charged to the Fund by the Advisor were fair and reasonable in view of the services provided, the clear disclosure of these fees and expenses in the Fund's prospectuses, and prevailing fees and expenses charged to mutual funds generally. The Trustees further concluded that there was no indication that the Advisor's profitability was unusual, viewed in the context of the services provided, the performance of the Fund, and the fees and profitability of other investment management firms.

Economies of Scale. In reviewing the extent to which economies of scale would be realized by the Fund as it grows and whether fee levels reflect economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to the Fund, the demonstrated economies of scale enjoyed by the Fund and other Funds of the Trust as they had grown in size, and economies of scale realized by other mutual funds. The Trustees concluded that the Fund has realized and may reasonably be expected to realize further economies of scale for the benefit of its shareholders as it grows in size.

Ancillary Benefits to Advisor. In reviewing benefits enjoyed by the Advisor because of its relationship with the Fund, the Trustees considered an arrangement through which the Advisor received certain research services, favorable publicity received by the Advisor because of the superior investment performance of certain Funds of the Trust, and the benefits to the Fund from the Advisor's expansion of its staffing and other resources to serve a broader variety of investment clients. The Trustees concluded, based upon these and other considerations, that there was no unusual or unfair benefit enjoyed by the Advisor, and that the Fund enjoyed benefits by virtue of the Advisor's engagement by other investment clients.


     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:



                         Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                         --------------   ---------------   --------------

Government Fund               $864,982         $863,926         $785,728
Income Fund                 $1,178,688       $1,784,799       $1,939,301
Value Fund                 $12,765,430      $16,296,068      $16,399,121
International Value Fund    $1,332,485       $7,177,797      $20,117,121
Growth Fund                   $142,673         $578,186         $983,586
Income Builder Fund           $245,115*      $2,291,430       $5,707,419

* Fiscal period December 24, 2002 to September 30, 2003.


     Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                        Sept. 30, 2003   Sept. 30, 2004    Sept. 30, 2005
                        --------------   ---------------   ---------------

Government Fund             $58,706         $59,784           $82,484
Income Fund                $147,162        $288,328          $367,593
Value Fund                 $105,321         $82,857          $125,513
International Value Fund    $69,262        $347,281          $325,980
Growth Fund                 $84,411        $111,287           $71,218
Income Builder Fund         $63,309*       $363,415          $856,138

* Fiscal period December 24, 2002 to September 30, 2003.



     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 2005, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each reimbursed Thornburg $19,510, $38,900, $201,896, $210,470, $9,975, and $54,370 respectively, for accounting services.


     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption
"Management."

     The Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a code of ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Proxy Voting Policies
---------------------

     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain that effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.Thornburg.com).

Administrative Services Agreement
---------------------------------

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class R-1 shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. The agreement specific to each Fund's Class R-5 shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.


     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to R-1 and R-5 shares of each Fund were as follows:

                         Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                         --------------   ---------------   --------------

Government Fund
  Class R-1                   -0-*             $160             $1,233
  Class R-5                   N/A              N/A                 N/A

Income Fund
  Class R-1                   -0-*             $298             $1,584
  Class R-5                   N/A              N/A                 N/A

Value Fund
  Class R-1                   -0-*          $3,151              $8,875
  Class R-5                   N/A              N/A                  $9

International Value Fund
  Class R-1                   -0-*          $3,887             $68,997
  Class R-5                   N/A              N/A                $895

Growth Fund
  Class R-1                   -0-*             $3               $1,663
  Class R-5                   N/A             N/A                  N/A

Income Builder Fund
  Class R-1                   N/A             N/A                  $95
  Class R-5                   N/A             N/A                  N/A

*  Fiscal period July 1, 2003 to September 30, 2003.


No information is displayed for Class R-5 shares, because Class R-5 shares were not available in any of the periods shown.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                       SERVICE AND DISTRIBUTION PLANS

Service Plans
-------------

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class R-1 and Class R-5 shares of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding 1/4 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors.
Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to seek reimbursement of any expenses under any Service Plan applicable to Class R-5 shares. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years.

Class R-1 Distribution Plans
----------------------------

     Each Fund offering Class R-1 shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class R-1, shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class R-1 shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class R-1 shares of the Fund. TSC expects to pay compensation, expense reimbursements, and service fees to dealers and others selling Class R-1 shares or providing account-related services from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class R-1 shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     The Trustees currently limit payments under the Service and Distribution Plans for each Fund to .25% of Class R-1 assets each year, so that total Rule 12b-1 payments for Class R-1 shares of each Fund do not currently exceed .50%.

     For the three most recent fiscal years with respect to each Fund, the amounts paid by each Fund under the Service Plan and the Distribution Plan for Class R-1 shares of the Fund were as follows:


                         Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                         --------------   ---------------   --------------

Government Fund              -0-*             $655              $4,994
Income Fund                  -0-*           $1,221              $6,365
Value Fund                   -0-*          $12,863             $35,557
International Value Fund     -0-*          $15,888            $277,203
Growth Fund                  -0-*              $13              $6,750
Income Builder Fund          N/A               N/A                $388

*  Fiscal period July 1, 2003 to September 30, 2003.



                           PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by the Funds' investment adviser, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of final income portfolio securities for the account of each of the Funds, place orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. These portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions.
In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     During the three most recent fiscal years brokerage commissions were paid only by Value Fund, International Value Fund and Growth Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:



                    Year Ended       Year Ended       Year Ended
                  Sept. 30, 2003   Sept. 30, 2004   Sept. 30, 2005
                  --------------   ---------------   --------------
Value Fund          $3,877,730       $3,368,565        $2,460,044

International
 Value Fund           $475,623       $3,433,964        $6,363,449

Growth Fund           $105,238         $273,509          $529,180

Income Builder Fund   $232,106*      $1,186,762        $2,735,647

* Fiscal period December 14, 2002 to September 30, 2003.




     The increased commissions in the most recent fiscal year for International Value Fund, Growth Fund and Income Builder Fund were due primarily to an increase in the assets of those Funds. Each Fund owned during the fiscal year securities issued by certain of its regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by the Fund on September 30, 2005 are shown below:






                   Value of Securities Held:                                       Income
                                                  International                    Builder
Broker-Dealer         Value Fund    Income Fund    Value Fund    Growth Fund       Fund
-------------         ----------    -----------    -----------   ------------      ---------

Bank of
New York, Inc.         $46,856,012      -               -             -            $11,764,000

Citigroup, Inc.        $54,355,432      -               -             -            $26,174,000

Deutsche
Boerse AG                 -             -          $82,259,266        -               -

Goldman
Sachs Group, Inc.      $59,999,730      -               -             -               -

JP Morgan
Chase & Co.               -             -               -             -            $23,751,000

UBS AG                    -             -          $72,415,671        -               -






     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
-------------------------

     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:


                                 Year Ended      Year Ended
                               Sept. 30, 2004   Sept. 30, 2005
                               --------------   --------------
Government Fund                   12.39%            18.00%
Income Fund                       22.73%            23.16%
Value Fund                        68.74%            58.90%
International Value Fund          35.84%            34.17%
Growth Fund                      108.50%           115.37%
Income Builder Fund              109.21%            76.76%




DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with the investment adviser's policies prohibiting securities transactions using nonpublic "insider" information.

Selective Disclosure of Nonpublic Holdings Information.
-------------------------------------------------------

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where it is necessary or desirable for the Funds to do so. Accordingly, information may be disclosed selectively to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment adviser, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of the investment adviser's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

Making Holdings Information Publicly Available.
-----------------------------------------------

The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or the adviser. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the Investment Company Act of 1940 or any regulation thereunder.

Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.


                              MANAGEMENT

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.




Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director for
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
-------------------------------------------------------------------------
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve      Director of
Thornburg, 59     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment adviser) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of                       trust)
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to 2004
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President and Managing         Twelve       None
49                President,   Since       Director of Thornburg
                  Assistant    2001;       Investment Management,
                  Secretary(5) President   Inc.; President of
                               (4)(6)      Thornburg Limited Term
                                           Municipal Fund, Inc. to 2004.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------
Independent Trustees
--------------------
David A. Ater,    Trustee      Trustee     Principal in Ater &            Twelve        Director of
60                             Since       Associates, Santa Fe, New                    Thornburg
                               1994 (4)    Mexico (developer, planner                   Mortgage,
                                           and broker of residential and                Inc.(real
                                           commercial real estate) owner,               estate
                                           developer and broker for                     investment
                                           various real estate projects.                Trust

David D.         Trustee       Trustee     Chairman, President, CEO and   Twelve        None
Chase, 63                      Since       Managing Member of Vestor
                               2001 (4)    Associates, LLC, the general
                                           partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of
                                           Vestor Holdings, Inc., Santa Fe,
                                           NM (merchant bank).

Eliot R.         Trustee       Trustee     Partner, Akin, Gump, Strauss,  Twelve        Director of
Cutler, 59                     Since       Hauer & Feld, LLP, Washington,               Thornburg
                               2004 (4)    D.C. (law firm) since November               Mortgage,
                                           2000; partner, Cutler &
                                           Stanfield, Washington, D.C.
                                           (law firm) Until November 2000.

Susan H.         Trustee       Trustee     President of Dubin             Twelve        None
Dubin, 56                      Since       Investment, Ltd., Greenwich,
                               2004 (4)    Connecticut (private investment
                                           fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee       Trustee     President of Dirks, Van        Twelve        None
Van Essen,                     Since       Essen & Murray, Santa Fe
51                             2004 (4)    New Mexico (newspaper mergers
                                           and acquisitions).

James W.         Trustee       Trustee     Real estate agent, Santa Fe    Twelve        None
Weyhrauch, 46                  Since       Properties, Santa Fe, NM; Vice
                               1996 (4)    Chairman, President to 2002 and
                                           CEO from 2002-2004, Nambe Mills,
                                           Inc., Santa Fe, NM (manufacturer).



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------
Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Secretary and Managing         Not           Not
58                             Since 1987  Director, Thornburg            applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc. to 2004;
                                           Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).

Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 46       President;    President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc. to 2004

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 42   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President (to 2004) and
                                           Treasurer (to 2004) of Thornburg
                                           Limited Term Municipal Fund, Inc.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
--------------------------------------------------------------------------------------------------
Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
38               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management, Inc.,
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 51   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 35       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio Manager,
                               (6)         Insight Capital Research &
                                           Management, Inc., Walnut Creek,
                                           California 1995-2000.

William V.       Vice          Vice        Vice President and Managing     Not         Not
Fries, 66        President     President   Director of Thornburg           applicable  applicable
                               Since 1995  Investment Management, Inc.
                               (6)






Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
------------------------------------------------------------------------------------
Wendy Trevisani,  Vice         Vice        Associate Portfolio Manager    Not           Not
34                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc. since 1999,
                               (6)         Vice President since 2000 and
                                           Managing Director since 2004;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc., 1999-2002.

Joshua Gonze,     Vice         Vice        Associate Portfolio Manager    Not        Not
42                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc., Vice
                               (6)         President since 1999 and
                                           Managing Director since 2004;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Brad Kinkelaar,   Vice         Vice        Associate Portfolio Manager    Not           Not
37                President    President   of Thornburg Investment        applicable    applicable
                               Since 1999  Management, Inc. since 1999,
                               (6)         and Vice President and
                                           Managing Director since 2004.

Sasha             Vice         Vice        Associate of Thornburg         Not            Not
Wilcoxon, 31      President    President   Investment Management, Inc.    applicable     applicable
                               Since 2003  since 2000; Mutual Fund
                               (6)         Support Service Department
                                           Manager since 2002.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
---------------------------------------------------------------------------------------------
Christopher      Vice          Vice        Associate Portfolio Manager    Not           Not
Ihlefeld, 35     President     President   and Vice President of          applicable    applicable
                               Since 2003  Thornburg Investment
                               (4)         Management, Inc.; Vice
                                           President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 2003-2004.

Leon             Vice          Vice        Associate of Thornburg         Not           Not
Sandersfeld, 39  President     President   Investment Management, Inc.    applicable    applicable
                               Since 2003  since 2002; Senior Staff
                               (4)         Accountant, Farm Bureau
                                           Life Insurance Company
                                           1998-2002.

Ed Maran,         Vice         Vice        Associate Portfolio Manager     Not          Not
47                President    President   for Thornburg Investment        Applicable   Applicable
                               Since       Management, Inc. since 2000
                               2004        and Vice President since
                                           2004; Analyst, USAA 2001-2002;
                                           Oil Analyst, A.G. Edwards
                                           1997-2000.

Vinson            Vice         Vice        Associate Portfolio Manager     Not          Not
Walden, 35        President    President   of Thornburg Investment         Applicable   Applicable
                               Since       Management, Inc. since 2002
                               2004        and Vice President since 2004;
                                           Associate Portfolio Manager,
                                           Ibis Management, 2002-2004;
                                           Lehman Brothers, 1997-2001.




(1)     Each person's address is 119 East Marcy Street, Santa Fe, New
        Mexico 87501.

(2) The Trust is organized as a Massachusetts business trust, and currently comprises a complex of separate investment "Funds" or "portfolios." Thornburg Investment Management, Inc. is the investment adviser to, and manages, the 12 Funds of the Trust.

(3) Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment adviser to the 12 active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for shares of the Trust.

(4) Each Trustee serves in office until the election and qualification of a successor.

(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.

(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.

(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.



Committees of the Trustees
--------------------------

     The Trustees have an Audit Committee, which is comprised of four independent Trustees who are not interested persons. David D. Chase (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits,
(iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment adviser, and meets with representatives of the independent registered public accounting firm and the investment adviser to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held six meetings in the Trust's fiscal year ended September 30, 2005.



     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment adviser, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held three meetings in the Trust's fiscal year ended September 30, 2005.


Compensation of Trustees
------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $20,000 payable quarterly. In addition, each Trustee is compensated $1,000 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $200 for any general meeting or independent session of independent Trustees conducted by telephone which is 30 minutes or less. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee at an annual rate of $4,000 payable quarterly, plus $1,000 for each Audit Committee meeting attended in excess of four meetings per calendar year. The Trust pays the chairman of the Audit Committee an additional annual compensation of $2,000, payable quarterly. The Trust compensates each member of the Governance and Nominating Committee $1,000 for each Governance and Nominating Committee meeting attended. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2005 as follows:



                         Pension or
                         Retirement        Estimated     Total
           Aggregate     Benefits          Annual        Compensation
           Compensation  Accrued as        Benefits      from Trust and
Name of    from          Part of           Upon          Fund Complex
Trustee    Trust         Fund Expenses     Retirement    Paid to Trustee(1)
--------   ------------  -------------     ------------- -----------------
Garrett
Thornburg       0              0                 0              0

David A.
Ater         $31,000           0                 0           $31,000

David D.
Chase        $29,500           0                 0           $29,500

Eliot R.
Cutler       $27,000           0                 0           $27,000

Susan H.
Dubin        $27,000           0                 0           $27,000

Forrest S.
Smith (1)     $6,000           0                 0            $6,000

Brian J.
McMahon           0            0                 0              0

Owen D.
Van Essen    $27,000           0                 0           $27,000

James W.
Weyhrauch    $28,000           0                 0           $28,000

(1) Mr. Smith retired on December 31, 2004.




Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2005.




  (1)                   (2)                    (3)              (4)

                                                              Aggregate
                                                            Dollar Range
                                            Dollar Range    of Securities
                                            of Securities   in all 12 Funds
Name of Trustee     Name of Fund            in each Fund    of the Trust
---------------     ----------------        -------------   -------------

Garrett Thornburg   Thornburg Limited Term
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Brian J. McMahon    Thornburg Limited Term
                    Municipal Fund

                    Thornburg Intermediate
                    Municipal Fund

                    Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David A. Ater       Thornburg New Mexico
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

David D. Chase      Thornburg Value Fund

                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund

Eliot R. Cutler     Thornburg Limited Term
                    Municipal Fund

                    Thornburg International
                    Value Fund

Susan H. Dubin      None

Owen Van Essen      Thornburg Value Fund

                    Thornburg International
                    Value Fund

James W.            Thornburg Value Fund
Weyhrauch
                    Thornburg International
                    Value Fund

                    Thornburg Core Growth
                    Fund

                    Thornburg Investment
                    Income Builder Fund





Personal Securities Transactions of Personnel

     The Trust, the investment adviser to the Trust, and the distributor for the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

Portfolio Manager Compensation
------------------------------

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each portfolio manger currently named in the Prospectus also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the Trust; multiple year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the portfolio manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the Trust and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manger.

Conflicts of Interest
---------------------

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager's management of the Funds' investments and the portfolio manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

Set out below as of September 30, 2005 for each of the portfolio managers named in the Prospectus is information respecting the accounts managed by the portfolio manager. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of September 30, 2005, the advisory fee for each of the accounts was not based on the investment performance of the account.

Steven J. Bohlin
----------------

Registered Investment Companies:  Accounts:  2     Assets:  $566,003,565
Other Pooled Investment Vehicles: Accounts:  1     Assets:  $2.2 Million
Other Accounts:                   Accounts:  39    Assets:  $136 Million

William V. Fries
----------------

Registered Investment Companies:  Accounts:  27    Assets:  $7,695,108,520
Other Pooled Investment Vehicles: Accounts:  17    Assets:  $1.6 Billion
Other Accounts:                   Accounts: 2939   Assets:  $1.7 Billion

Advisory Fee based
on Performance:                   Accounts:   1    Assets:  $655.2 Million

Alexander Motola
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $208,893,855
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  10    Assets:  $8.4 Million

Brian J. McMahon
----------------

Registered Investment Companies:  Accounts:  1     Assets:  $982,793,350
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Brad Kinkelaar
--------------

Registered Investment Companies:  Accounts:  2     Assets:  $1.1 Billion
Other Pooled Investment Vehicles: Accounts:  0     Assets:  $0
Other Accounts:                   Accounts:  0     Assets:  $0

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a portfolio manager, as of September 30, 2005.

Steven J. Bohlin
----------------

Government Fund                 None
Income Fund                     None
Income Builder Fund         Over $1,000,000

Mr. Bohlin does not currently own any shares of Government Fund or Income Fund because the investment objectives of these Funds do not meet his personal investment goals.

William V. Fries
----------------

Value Fund                   Over $1,000,000
International Value Fund     Over $1,000,000

Alexander Motola
----------------

Growth Fund                  $100,001 - $500,000

Brian J. McMahon
----------------

Income Builder Fund          Over $1,000,000

Brad Kinkelaar
--------------

Income Builder Fund          $100,001 - $500,00


                    PRINCIPAL HOLDERS OF SECURITIES

Government Fund

     As of November 8, 2005, Government Fund had an aggregate of 14,599,807.086 shares outstanding, 266,220.075 of which were Class R-1 shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R-1 shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------

Wilmington Trust Co.       24,820.858                     9.32%
Cust FBO Argen             Class R-1 Shares
P.O. Box 8971
Wilmington, DE 19899

MG Trust Company           22,861.115                     8.59%
700 17th St., Ste 300      Class R-1 shares
Denver, CO 80202

American United Life       16,431.061                     6.17%
1 American Square          Class R-1 Shares
Minneapolis, MN 46262

Wachovia Bank             162,462.440                    61.03%
1525 West WT Harris Blvd.
Charlotte, NC 26288


Income Fund

     As of November 8, 2005, Income Fund had an aggregate of 29,608,078.472 shares outstanding, 173,451.502 of which were Class R-1 shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R-1 shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------

Merrill Lynch              42,163.866                    24.31%
FBO Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

MCB Trust Services         14,851.314                     8.56%
Cust FBO Hand Surgery      Class R-1 shares
700 17th St., Ste 300
Denver, CO 80202

BISYS Retirement Serv.      11,140.167                    6.42%
700 17th Street             Class R-1 shares
Denver, Colorado 80202

NFS LLC                     66,640.034                   38.42%
167 South Park              Class R-1 shares
San Francisco, CA 94104


Value Fund

     As of November 8, 2005, Value Fund had an aggregate of 60,718,817.411 shares outstanding, of which 405,109.892 were Class R-1 shares, and 935.167 were Class R-5 shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R-1 shares of the Fund; and on the same date officers, Trustees and related persons owned 933.173 Class R-5 shares, representing 99% of the outstanding shares of the Class. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------

Merrill Lynch              32,397.604                     8.00%
FBO Customers              Class R-1 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246

MCB Trust Services         21,208.531                     5.24%
Trustee, Isaacson          Class R-1 shares
700 17th St., Ste 300
Denver, CO 80202

MCB Trust Services         27,264.806                     6.73%
Trustee, Kona Tech         Class R-1 shares
700 17th St., Ste 300
Denver, CO 80202

Tenbroeck/Strogoff         40,627.716                     9.94%
Hartford Insurance Co.     Class R-1 shares
P.O. Box 2999
Hartford, CT 06104

FIIOC FBO Agora            22,142.209                     5.47%
100 Magellan Way           Class R-1 shares
Covington, KY 41015

FIIOC FBO Agora            20,274.654                     5.00%
100 Magellan Way           Class R-1 shares
Covington, KY 41015

NFSC                       34,652.143                     8.55%
100 Park Ave.              Class R-1 shares
New York, NY 10017

State Street Bank & Trust     933.173                     99%
D. Fischer IRA             Class R-5 shares
P.O. Box 2683
Santa Fe, NM 87504


International Value Fund

     As of November 8, 2005, International Value Fund had an aggregate of 183,182,564.108 shares outstanding, of which 6,112,003.902 were Class R-1 shares and 638,700.889 were Class R-5 shares. On November 8, 2005, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R-1 or Class R-5 shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 shares:

                               No. of                         % of
Shareholder                    Shares                   Shares in Class
-----------                    ------                   ---------------

Merrill Lynch                 1,442,756.504                    23.61%
FBO Customers                 Class R-1 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246

Tenbroeck/Strogoff              988,152.035                    16.17%
Hartford Ins. Co.             Class R-1 shares
P.O. Box 2999
Hartford, CT 06104

American United Life            762,296.481                    12.47%
1 American Square             Class R-1 shares
Indianapolis, IN 46282

MAC & Co.                       333,179.693                    52.16%
P.O. Box 3198                 Class R-5 shares
Pittsburgh, PA 15230

T. Rowe Price Ret. Plan Serv.   302,726.953                    47.40%
4515 Painters Mill Rd.
Owings Mills, MD 21117


Growth Fund

     As of November 8, 2005, Growth Fund had an aggregate of 20,917,989.165 shares outstanding, of which 900,441.304 were Class R-1 shares and 3.536 were Class R-5 shares. On November 8, 2005, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R-1 shares of the Fund. All of the outstanding Class R-5 shares of the Fund were held by an officer of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 and Class R-5 shares:

                                No. of                   % of
Shareholder                     Shares              Shares in Class
-----------                     ------              ----------------

MCB Trust Services             48,871.624                5.43%
as Agent for Frontier Trust    Class R-1 shares
700 17th St., Ste 300
Denver, CO 80202

New York Life Trust Co.        64,142.465                7.12%
690 Canton St., Ste 100        Class R-1 shares
Westwood, MA 02090

Wachovia Bank                  98,588.939               10.95%
1525 West WT Harris Blvd.      Class R-1 shares
Charlotte, NC 28288

Leigh Moiola                        3.536                 100%
119 East Marcy St.             Class R-5 shares
Santa Fe, NM 87501



Income Builder Fund

     As of November 8, 2005, Income Builder Fund had an aggregate of 56,984,755.350 shares outstanding, of which 19,423.910 were Class R-1 shares. On November 8, 2005, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R-1 shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R-1 shares:

                                No. of                   % of
Shareholder                     Shares              Shares in Class
-----------                     ------              ----------------

MCB Trust Services             13,076.179               67.85%
FBO Naples Medical             Class R-1 shares
700 17th St., Ste 300
Denver, CO 80202

WM. Dodson, Trustee             1,963.001               10.11%
Suffolk, VA 23435              Class R-1 shares


                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.


                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter for each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans and Agreements and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.



                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 is the independent registered public accounting firm of the Funds.

                                   PART C
                             OTHER INFORMATION

Items 22 and 23.  Financial Statements and Exhibits.

        (a)    Financial Statements
        (i) Thornburg Limited Term Municipal Fund (Class A, Class C and Class I shares),
        (ii) Thornburg California Limited Term Municipal Fund (Class A, Class C and Class I shares),
        (iii)  Thornburg Limited Term U.S. Government Fund (Class A,
               Class B, Class C, Class I shares and Class R-1 shares),
        (iv)   Thornburg Limited Term Income Fund (Class A,
               Class C, Class I shares and Class R-1 shares),
        (v)    Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
        (vi) Thornburg New Mexico Intermediate Municipal Fund (Class A and Class D shares),
        (vii) Thornburg Florida Intermediate Municipal Fund (Class A shares),
        (viii) Thornburg New York Intermediate Municipal Fund (Class A shares),
        (ix) Thornburg Value Fund (Class A, Class B, Class C, Class I, Class R-1 and Class R-5 shares),
        (x) Thornburg International Value Fund (Class A, Class B, Class C, Class I, Class R-1 and Class R-5 shares),
        (xi) Thornburg Core Growth Fund (Class A, Class C shares Class I shares and Class R-1 shares), and
        (xii)  Thornburg Investment Income Builder Fund (Class A, Class
               C, Class I, and Class R-1 shares:

                 Reports of independent auditors dated November 9, 2005, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 2005, Statements of Operations for the year ended September 30, 2005, Statements of Changes in Net Assets for the two
years
                 (or shorter period, if applicable) ended September 30, 2005, Notes to Financial Statements, and Financial Highlights are incorporated by reference to Registrant's 2005 Annual Reports to Shareholders in respect of Thornburg Limited Term Municipal Fund, Thornburg
California
                 Limited Term Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New
Mexico
                 Intermediate Municipal Fund, Thornburg Florida
Intermediate
                 Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund previously filed with the Securities and Exchange Commission.



   (b)   Exhibits

     The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (a) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (6)    Not applicable.

      (e)    Form of Agency Agreement.

      (h)    Form of Subscription to Shares by Thornburg Management
             Company, Inc.

     The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (a) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (h) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (a) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (q)    Powers of Attorney from Messrs. Smith and Thornburg.

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (h)    Form of Subscription to Shares

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (a) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (9)    Power of attorney (B. McMahon)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (a) Thornburg Income Trust Amended and Restated Designation of Series.

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (m.2)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (m)    Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

     The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (a.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (a.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (q)    Power of attorney from David A. Ater

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (a) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (a)    First Supplement to Amended and Restated Designation of Series

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (h)    Form of Administrative Services Agreement

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (a.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (a.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (q)    Power of attorney from Brian J. McMahon

      (q)    Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:


     The following exhibit is incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (a)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust


     The following exhibit is incorporated by reference from Registrant's post-effective amendment No. 43 to its Registration Statement on Form N-1A filed on October 13, 2000;

     (a) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A as filed on January 29, 2001:

     (a) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust

     (q.1)  Power of Attorney of David D. Chase

     (q.2)  Consent of Person About to Become Trustee (David D. Chase)

     The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A as filed on August 25, 2001:

     (g)    Amendment to Custodian Contract, July 2, 2001.

     (p) Thornburg Investment Management, Inc./Thornburg Securities Corporation Code of Ethics (revised June, 2001).

     The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 49 to its Registration Statement on Form N-1A as filed on November 30, 2001:

     (o)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to September 6, 2001)

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 51 to its Registration Statement on Form N-1A as filed on October 17, 2002:

     (a.1) Sixteenth Amendment and Supplement to Agreement and Declaration of Trust

     (a.2)  Seventeenth Amendment and Supplement to Agreement and
            Declaration of Trust

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A as filed on May 1, 2003:

     (q)    Power of Attorney of Steven J. Bohlin

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A as filed on June 27, 2003:

     (a) Thornburg Investment Trust Second Supplement to Amended and Restated Designation of Series (as corrected)

     (b)    Amended By-Laws of Thornburg Investment Trust (May 20, 2003)

     (m) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1)

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A as filed on July 30, 2003:

     (n)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to May 20, 2003)

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 58 to its Registration Statement on Form N-1A as filed on December 31, 2003:

     (a)    Eighteenth Amendment and Supplement to Agreement and
            Declaration of Trust


The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 62 to its Registration Statement on Form N-1A filed on December 1, 2004:

     (q.1)  Power of Attorney for Eliot R. Cutler

     (q.2)  Power of Attorney for Susan H. Dubin

     (q.3)  Power of Attorney for Owen D. Van Essen

The following exhibits are filed herewith:

     (d)    Second Amended and Restated Investment Advisory Agreement

     (e)    Restated Distribution Agreement

     (h.1) Restated Administrative Services Agreement (Class A, B, C, D and R-1 Shares)

     (h.2)  Restated Administrative Services Agreement (Class I and R-5
            Shares)

     (j.1)  Consent of Counsel

     (j.2)  Consent of independent registered public accounting firm

     (m.1) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan)

     (m.2) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan-Class B)

     (m.3) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan-Class C)

     (p.1) Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to July 20, 2005)


Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.  Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit a. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2) Please see Section 8 of the Distribution Agreement filed as Exhibit (e). Section 7 generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser. See "MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the primary purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.


                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           -------------------
Garrett Thornburg             Director                 Trustee
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer
     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

     The Registrant and Thornburg Investment Management, Inc. ("Thornburg") have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and Thornburg's management,
(ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and
(iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant accrued $27,109 payable to Thornburg under the described arrangements in the most recent fiscal year ended September 30, 2005. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.
          None

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on November 30, 2005.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, Trustee, President and principal executive officer


                 *
------------------------------------------
Steven J. Bohlin,
Vice President, Treasurer and principal financial and accounting officer


                 *
------------------------------------------
Garrett Thornburg, Trustee

                 *
------------------------------------------
David D. Chase, Trustee

                 *
------------------------------------------
David A. Ater, Trustee
<R<


                 *
------------------------------------------
James W. Weyhrauch, Trustee

                 *
------------------------------------------
Eliot R. Cutler, Trustee

                 *
------------------------------------------
Susan H. Dubin, Trustee

                 *
------------------------------------------
Owen D. Van Essen, Trustee


* By: /s/  Charles W.N. Thompson, Jr.
     --------------------------------              Dated:
      Charles W.N. Thompson, Jr.                   November 30, 2005

                             INDEX TO EXHIBITS
Exhibit
Number      Exhibit
-------     -------


     (d)    Second Amended and Restated Investment Advisory Agreement

     (e)    Restated Distribution Agreement

     (h.1) Restated Administrative Services Agreement (Class A, B, C, D and R-1 Shares)

     (h.2)  Restated Administrative Services Agreement (Class I and R-5
            Shares)

     (j.1)  Consent of Counsel

     (j.2)  Consent of independent registered public accounting firm

     (m.1) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan)

     (m.2) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan-Class B)

     (m.3) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan-Class C)

     (p.1) Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to July 20, 2005)





                           Exhibit (d)

                              SECOND
                             AMENDED
                           AND RESTATED
                  INVESTMENT ADVISORY AGREEMENT
                   THORNBURG INVESTMENT TRUST

              Thornburg Limited Term Municipal Fund
        Thornburg California Limited Term Municipal Fund
              Thornburg Intermediate Municipal Fund
        Thornburg New Mexico Intermediate Municipal Fund
         Thornburg Florida Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
            Thornburg Limited Term U.S. Government Fund
              Thornburg Limited Term Income Fund
                     Thornburg Value Fund
              Thornburg International Value Fund
                    Thornburg Core Growth Fund
             Thornburg Investment Income Builder Fund

                119 East Marcy Street, Suite 202
                 Santa Fe, New Mexico  87501



Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501

Ladies and Gentlemen:

     We hereby confirm our agreement with you as follows:

     1. We are engaged in the business of investing and reinvesting our assets in securities of the type, and in accordance with the limitations, specified in our Agreement and Declaration of Trust, By-Laws and Registration Statement filed with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933, including the Prospectuses forming a part thereof (the "Registration Statement"), and in such manner and to such extent as may from time to time be authorized by our Trustees. We have furnished copies of the documents listed above and will furnish you such amendments thereto as may be made from time to time.

         (a) We hereby employ you to manage the investment and reinvestment of the assets of our respective series and to perform related functions, and without limiting the generality of the foregoing, to provide the investment management services specified below.

          (b) You will make decisions with respect to all purchases and sales of portfolio securities by the Trust's respective series. To carry out such decisions, you are hereby authorized, as our agent and attorney in fact, for our account and at our risk and in our name, to place orders for the investment and reinvestment of our assets. In all purchases, sales and other transactions in our portfolio securities you are authorized to exercise full discretion and act for us in the same manner and with the same force and effect as the Trust itself or its respective series might or could do with respect to such purchases, sales, or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

          (c) You will report to our Trustees at each meeting thereof all changes in our series' portfolios since your prior report, and will also keep us apprised of important developments affecting our portfolios and, on your own initiative, will furnish to us from time to time such information as you may believe appropriate for this purpose, whether concerning the individual entities whose securities are included in our portfolios, the individual banks and other third parties from which securities have been purchased for inclusion in our portfolios, the activities in which the entities or the banks and other third parties engage, federal income tax policies applicable to our investments, or the conditions prevailing in the securities markets or the economy generally. You will also furnish us with such statistical and analytical information with respect to our portfolio securities as you may believe appropriate or as we reasonably may request. In making such purchases and sales of our portfolio securities, you will bear in mind the policies set from time to time by our Trustees as well as the limitations imposed by our Agreement and Declaration of Trust and by the provisions of the Internal Revenue Code relating to regulated investment companies and the limitations contained in our Registration Statement.

          (d) It is understood that you will from time to time employ or associate with yourself, entirely at your expense, such persons as you believe to be particularly fitted to assist you in the execution of your duties hereunder. While this Agreement is in effect, you or persons affiliated with you, other than us ("your affiliates"), will provide persons satisfactory to our Trustees to be elected or appointed officers or employees of the Trust. These shall be a president, a secretary, a treasurer, and such additional officers and employees as may reasonably be necessary for the conduct of our business. You or your affiliates will also provide persons, who may be our officers, but shall not be your officers or officers of your affiliates, to render such clerical, accounting, and other office services to us as we may from time to time request of you. Such personnel may be your employees or employees of your affiliates. We will pay to you the cost of such personnel for rendering such services to us at such rates as shall from time to time be agreed upon between us, provided that all time devoted to the investment or reinvestment of portfolio securities shall be for your account.
 You or your affiliates will also furnish us without charge such administrative and management supervision and assistance and such office facilities as you may believe appropriate or as we may reasonably request subject to the provisions of Section 3 hereof, and to the requirements of any regulatory authority of which you may subject.

     3. We agree, subject to the limitations described below, to be responsible for, and hereby assume the obligation for payment of, all our expenses other than those expressly stated to be payable by you hereunder. Expenses payable by us shall include, but not be limited to: (a) brokerage and commission expenses, (b) federal, state or local taxes, including issue and transfer taxes incurred by or levied on us, (c) commitment fees, (d) interest charges on borrowings, (e) charges and expenses of our custodian,
(f) charges and expenses of persons performing issuance, redemption, registrar, transfer and dividend disbursing functions for us, (g) telecommunication expenses, (h) recurring and non-recurring legal and accounting expenses (including disbursements), (i) insurance premiums, (j) costs of organizing and maintaining our existence as a business trust, (k) compensation and travel expenses, including Trustees' fees, of any of our Trustees, officers or employees who are not your officers or officers of your affiliates (provided that such officers who serve as our Trustees will be reimbursed by us for travel and out-of-pocket expenses incurred in attending meetings), and costs of other personnel providing services to us, (l) costs of shareholders' services and portfolio valuation services, (m) costs of shareholders' reports, proxy solicitations, distribution of prospectuses to existing shareholders, and meetings, (n) costs of personnel (other than your officers or officers of your affiliates) competent to perform administrative, clerical and shareholder relations functions, including travel expenses if necessarily related to shareholder relations functions, (o) costs of any reports to government agencies, (p) fees and expenses of registering our shares under the appropriate federal securities laws and of qualifying our shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of our shares and attendant upon renewals of, or amendments to, those registrations and qualifications,
(q) expenses of printing our prospectuses, (r) the cost of printing or engraving of certificates representing our shares, (s) postage, (t) membership dues in any industry associations, (u) payment of the investment advisory fee provided for herein, and (v) all other charges and costs of our operation unless otherwise explicitly provided herein. Our obligation for the foregoing expenses is limited by your agreement to be responsible for any amount by which our operating expenses (excluding taxes, brokerage, interest and, to the extent permitted by applicable law, extraordinary expenses) accrued for any period during which this Agreement is in effect exceed an amount equal to, in the case of expenses accrued with respect to any of our fiscal years during which this Agreement is in effect, the limits prescribed by an state in which the Trust's shares are qualified for sale.

     4. We will expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you will not be liable hereunder for any mistake of judgment or for any other cause provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

     5. In consideration of the foregoing we will pay you a fee at the annual percentage rate of the daily average of the net assets of each series to which this Agreement is applicable, as set forth below:

Thornburg Limited Term
U.S. Government Fund
----------------------

     Net Assets of Fund            Rate
     ------------------            ----
     0 to $1 billion               .375%
     $1 billion to $2 billion      .325%
     over $2 billion               .275%

Thornburg Limited Term Municipal Fund;
Thornburg California Limited Term Municipal Fund
------------------------------------------------

     Net Assets of Fund            Rate
     ------------------            ----

     0 to $500 million             .50%
     $500 million to $1 billion    .40%
     $1 billion to $1.5 billion    .30%
     $1.5 billion to $2 billion    .25%
     over $2 billion               .225%

Thornburg Limited Term Income Fund;
Thornburg Intermediate Municipal Fund;
Thornburg New Mexico Intermediate Municipal Fund;
Thornburg Florida Intermediate Municipal Fund;
Thornburg New York Intermediate Municipal Fund
-------------------------------------------------

     Net Assets of Fund            Rate
     ------------------            ----
     0 to $500 million             .50%
     $500 million to $1 billion    .45%
     $1 billion to $1.5 billion    .40%
     $1.5 billion to $2 billion    .35%
     over $2 billion               .275%

Thornburg Value Fund;
Thornburg International Value Fund;
Thornburg Core Growth Fund;
Thornburg Investment Income Builder Fund
----------------------------------------

     Net Assets of Fund            Rate
     ------------------            ----
     0 to $500 million             .875%
     $500 million to $1 billion    .825%
     $1 billion to $1.5 billion    .775%
     $1.5 billion to $2 billion    .725%
     over $2 billion               .675%

Your fee will be accrued by us daily and will be payable in arrears on the last day of each calendar month for services performed hereunder during that month, together with any applicable gross receipts tax, sales tax, compensating tax, value added tax or similar exaction imposed by any federal, state or local government, but the taxes on the fee will be limited to 10% of the fee. Any reimbursement of our expenses, to which we may become entitled pursuant to Paragraph 3, will be paid to us at the end of the month for which those expenses are accrued, at the same time as we pay you your fee for that month.

      6. This Agreement is a restatement of an existing agreement as to Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund, continued for an additional term to November 1, 2005 by action of the Trustees on September 15, 2004. This Agreement may be continued as to any one or more series, for successive twelve-month periods, provided that such continuation is specifically approved at least annually by our Trustees or by a majority vote of the holders of our outstanding voting securities (as defined in the Act) and, in either case, by a majority of those of our Trustees who are neither a party to this Agreement nor, other than by their service as Trustees of the Trust, interested persons, as defined in the Act, of any such person who is party to this Agreement. Upon the effectiveness of this Agreement, it shall supersede all previous agreements between us covering the subject matter hereof. This Agreement may be terminated at any time as to any series, without the payment of any penalty, by vote of a majority of the outstanding voting securities of that series, as defined in the Act, or by a vote of a majority of our Trustees, on sixty days' written notice to you, or by you on sixty days' written notice to us.

     7. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged by you and this Agreement shall terminate automatically in the event of any such transfer, assignment, sale, hypothecation or pledge to you. The terms "transfer," "assignment" and "sale" as used in this paragraph shall have the meanings ascribed thereto by governing law and in applicable rules or regulations of the Securities and Exchange Commission.

     8. Except to the extent necessary to perform your obligations hereunder, nothing herein shall be deemed to limit or restrict your right, or the right of any of your officers, directors or employees who may also be a Trustee, officer or employee of ours, or of a person affiliated with us, as defined in the Act, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

     9. This Agreement applies to the series of the Trust specified herein. This Agreement may by agreement be made applicable to one or more other series. This Agreement will in all events apply separately to each series to which it relates and will be severable in all respects. Consequently, this Agreement may be modified, continued or terminated as to any series without affecting any other series. A determination by any court or agency having jurisdiction that any provision of this Agreement is invalid or unenforceable will not affect the validity of the other provisions of this Agreement.

If the foregoing is in accordance with your understanding, you will kindly so indicate by signing and returning to us the enclosed copy hereof.

                         Very truly yours,

                         THORNBURG INVESTMENT TRUST


                         By: /s/ Brian J. McMahon


ACCEPTED:  February 1, 2005

THORNBURG INVESTMENT MANAGEMENT, INC.


By: /s/ Steven J. Bohlin





                              Exhibit (e)

                        THORNBURG INVESTMENT TRUST
                      RESTATED DISTRIBUTION AGREEMENT

     THIS AGREEMENT is made as of the 1st day of February 2005, between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("the Trust"), in respect of its respective series (collectively, the Funds, and individually, the Fund), and THORNBURG SECURITIES CORPORATION, a Delaware corporation (the "Distributor").

                              RECITALS

     1. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company and it is in the interest of the Trust to offer shares in the Funds for sale continuously.

     2. The Trust and the Distributor previously entered into a Distribution Agreement effective November 1, 1997, which combined Distribution Agreements then pertaining to the Trust's several series. That Agreement was made applicable to Thornburg International Value Fund by a First Supplement to Distribution Agreement. An Amended Distribution Agreement made as of April 4, 2000 incorporated provisions relating to Class B shares issued or to be issued by the Funds, and amended and superseded the previous Distribution Agreement, effective as of April 4, 2000. The Amended Distribution Agreement was made applicable to Thornburg Core Growth Fund by a First Amendment and Supplement dated December 26, 2000, was made applicable to Thornburg Investment Income Builder Fund by a Second Amendment and Supplement dated December 23, 2002, and was made applicable to Thornburg Limited Term Municipal Fund and Thornburg California Limited Term Municipal Fund by a Third Amendment and Supplement dated March 3, 2004. The parties seek by this Restated Distribution Agreement to combine the Amended Distribution Agreement with the described supplements, for their mutual convenience.

     3. The Trust and the Distributor seek to enter into this Agreement relating to the continuous offering of the Funds' shares of beneficial interest (the "Shares") registered by the registration statement filed with respect to the Fund pursuant to the Securities Act of 1933 (the "Act") and the 1940 Act. This Agreement may be made applicable to one or more additional Funds by the parties' execution of one or more supplements to this Agreement.

                              AGREEMENT

     NOW, THEREFORE, the parties agree as follows:

     Section 1  Appointment of the Distributor
     ---------  ------------------------------
     (a) The Trust hereby appoints the Distributor as its exclusive agent to sell and to arrange for the sale of the Shares on the terms and for the period set forth in this Agreement, and Distributor hereby accepts such appointment and agrees to act hereunder.

     (b) The exclusive rights granted to the Distributor to sell the Shares shall not apply to Shares issued by any Fund (i) in connection with the merger or consolidation with the Fund of any other investment company or personal holding company or the acquisition by purchase or otherwise of all (or substantially all) the assets or the outstanding shares of any such company by the Fund or (ii) pursuant to reinvestment by shareholders of the Fund of dividends or capital gains distributions or (iii) pursuant to any sale by the Trust of Shares at Net Asset Value (as defined below).

     Section 2  Services and Duties of the Distributor
     ---------  --------------------------------------

     (a) The Distributor agrees to sell, as agent for the Trust, from time to time during the term of this Agreement, Shares of the Funds upon the terms described in the Prospectus and in the Statement of Additional Information. As used in this Agreement, the terms "Prospectus" and "Statement of Additional Information" shall mean the prospectuses or the statements of additional information, as the case may be, included as part of the Funds' Registration Statement, as most recently filed from time to time with the Securities and Exchange Commission and effective under the 1933 Act and the 1940 Act.

     (b) Upon commencement of each Fund's operations, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares of the Fund and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's transfer and dividend disbursing agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in the Prospectus and in the Statement of Additional Information.

     (c) The Distributor in its discretion may sell Shares to such registered and qualified retail dealers as it may select, in accordance with
Section 5 hereof.

     (d) The offering price of Shares shall be the net asset value (as defined in the Declaration of Trust of the Trust and determined as set forth in the Prospectus and in the Statement of Additional Information) per Share next determined following receipt of an order ("Net Asset Value"), plus the applicable sales charge, if any, determined as set forth in the Prospectus. The Trust shall furnish the Distributor, with all possible promptness, an advice of each computation of Net Asset Value.

     (e) The Distributor shall not be obligated to sell any certain number of Shares and nothing herein contained shall prevent the Distributor from entering into like distribution arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

     Section 3  Sales Charges for Shares Other than Class B Shares
     ---------  --------------------------------------------------

     The sales charge described in the Prospectus for shares other than Class B shares shall constitute the entire compensation of the Distributor for such shares. Out of such sales charge, the Distributor may allow such concessions or reallowances to Selected Dealers as are set forth in the Prospectus or as it may from time to time determine. The Distributor also shall be entitled to receive as compensation hereunder any contingent deferred sales charge described in the Prospectus and imposed upon the redemption of Fund shares.

     Section 4  Matters Pertaining to Class B Shares
     ---------  ------------------------------------

     (a) In accordance with the Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan-Class B) in respect of the Class B shares (the "Plan"), the Trust shall pay to the Distributor or, at the Distributor's direction, to a third-party transferee, monthly in arrears on or prior to the 10th business day of the following calendar month, the Distributor's Allocable Portion (as defined below) of a fee (the "Distribution Fee") which shall accrue for each Fund daily in an amount equal to the product of (A) the daily equivalent of 0.75% per annum multiplied by (B) the net asset value of the Class B shares of each such Fund outstanding on each day. The Trust agrees to withhold from redemption proceeds of the Class B shares of each Fund, the Distributor's Allocable Portion of any contingent deferred sales charge (the "CDSCs") payable with respect to the Class B shares, as provided in the Prospectus for each Fund, and to pay the same over to the Distributor or, at the Distributor's direction to a third-party transferee, at the time the redemption proceeds are payable to the holder of such Class B shares redeemed. Payment of these amounts to the Distributor is not contingent upon the adoption or continuation of any Plan.

     (b) For purposes of this Agreement, the term "Allocable Portion" of Distribution Fees and CDSCs payable with respect to Class B shares of any Fund shall mean the portion of such Distribution Fees and CDSCs allocated to the Distributor in accordance with the Allocation Schedule attached to the Plan (in effect on the date hereof) as Exhibit A.

     (c) The Distributor shall be considered to have completely earned the right to the payment of its Allocable Portion of the Distribution Fees and the right to payment of its Allocable Portion of the CDSCs with respect to Class B shares upon the settlement date of each "Commission Share" (as defined in the Allocation Schedule attached to the Plan (as effect on the date hereto) as Exhibit A) taken into account in determining the Distributor's Allocable Portion of Distribution Fees.

     (d) The provisions set forth in Sections 4 through 10 of the Plan (in effect on the date hereof) relating to Class B shares, together with the related definitions are hereby incorporated into this Section 4 by reference with the same force and effect as if set forth herein in their entirety.

     Section 5  Duties of the Trust
     ---------  -------------------

     (a) The Trust agrees to sell its Shares so long as it has Shares available for sale; and to deliver certificates for, or cause the Trust's transfer agent to issue non-negotiable share deposit receipts evidencing, such Shares registered in such names and amounts as the Distributor has requested in writing, as promptly as practicable after receipt by the Trust of the Net Asset Value thereof and written request of the Distributor therefor.

     (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Funds, and this shall include one certified copy, upon request by the Distributor, of all financial statements prepared for the Funds by independent accountants and such reasonable number of copies of its most current Prospectus and Statement of Additional Information and annual and interim reports as the Distributor may request and shall cooperate fully in the efforts of the Distributor to sell and arrange for the sale of the Funds' Shares and in the performance of the Distributor under this Agreement.

     (c) The Trust shall take, from time to time, all necessary action to fix the number of authorized Shares and such steps, including payment of the related filing fee, as may be necessary to register the same under the 1933 Act to the end that there will be available for sale such number of Shares as the Distributor may be expected to sell. The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there shall be no untrue statement of a material fact and no omission to state a material fact in the Registration Statement, Prospectus or Statement of Additional Information which omission would make the statement therein misleading.

     (d) The Trust shall use its best efforts to qualify and maintain the qualification of an appropriate number of Shares for sale under the securities laws of such jurisdictions as the Distributor and the Trust may approve, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker or dealer in such states; provided that the Trust shall not be required to amend its Declaration of Trust or By-Laws to comply with the laws of any state, to maintain an office in any state, to change the terms of the offering of Shares in any state from the terms set forth in its Registration Statement, Prospectus and Statement of Additional Information, to qualify as a foreign corporation in any state or to consent to service of process in any state other than with respect to claims arising out of the offering of Shares. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualifications.

     Section 6  Selected Dealers' Agreements
     ---------  ----------------------------

     (a) The Distributor shall have the right to enter into selected dealers' agreements with securities dealers of its choice ("Selected Dealers") for the sale of Shares and to fix therein the portion of the sales charge that may be allocated to the Selected Dealers. In making agreements with Selected Dealers, the Distributor shall act as agent for the Trust. Shares sold to Selected Dealers shall be for resale by such dealers only at Net Asset Value, plus the applicable sales charge as set forth in the Prospectus.

     (b) Within the United States, the Distributor shall offer and sell Shares only to such Selected Dealers as are members in good standing of the National Association of Securities Dealers, Inc. (the "NASD").

     Section 7  Expenses
     ---------  --------

     (a) The Trust, on behalf of the Funds, shall bear all costs and expenses of the continuous offering of its Shares in connection with (i) fees and disbursements of its counsel and independent accountants, (ii) the preparation, filing and printing (including typesetting) of any registration statements, statements of additional information and prospectuses required by and under the federal securities laws, (iii) the preparation and mailing of annual and interim reports, statements of additional information, prospectuses and proxy materials to its then current shareholders and to government agencies, and (iv) the qualification of Shares for sale and of the Trust as a broker or dealer under the securities laws of such states or other jurisdictions as shall be selected by the Trust and the Distributor pursuant to Section 4(d) hereof and the costs and expenses payable to each state for continuing such qualification therein.

     (b) The Distributor shall bear (i) the costs and expenses of preparing, printing and distributing any materials not prepared by the Trust and other materials used by the Distributor in connection with its offering of Shares for sale to the public, including the additional cost of printing copies of the Prospectus and the Statement of Additional Information and of annual and interim reports to shareholders other than copies thereof required for distribution to then current shareholders or for filing with any federal securities authorities, (ii) any expenses of advertising incurred by the Distributor in connection with such offering and (iii) the expenses of registration or qualification of the Distributor as a broker or dealer under federal or state laws and the expenses of continuing such registration or qualification.

     Section 8  Indemnification
     ---------  ---------------

     (a) The Trust agrees to indemnify, defend and hold the Distributor, its officers and directors and any other persons who control the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the 1933 Act, or any common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or the annual or interim reports to any Fund's shareholders, or arising out of or based upon any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or in any such report; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. The Trust's agreement to indemnify the Distributor, its officers or directors, or any such controlling person, is expressly conditioned upon the Trust's being promptly notified of any claim or action, such notification to be given by letter or telegram addressed to the Trust at the address set forth in Section 11 hereof. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issue and sale of any of the Shares. The obligations of the Trust hereunder shall be payable only from the assets of the Funds.

     (b) The Distributor agrees to indemnify, defend and hold the Trust and each of its trustees and officers and any person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust and each of its trustees and officers and any such controlling person may incur under the 1933 Act or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, any of its trustees or officers, or any such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or annual or interim reports to shareholders or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or reports to shareholders or necessary to make such information not misleading. The Distributor's agreement to indemnify the Trust and its trustees and officers, and any such controlling person, is expressly conditioned upon the Distributor's being promptly notified of any action brought against the Trust, its officers or directors or any such controlling person, such notification to be given to the Distributor at the address set forth in Section 10 hereof.

     Section 9  Compliance with Securities Laws
     ---------  -------------------------------

     The Trust represents that it is registered as an open-end investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 5(d), all applicable state securities or "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the Securities Exchange Act of 1934.

     Section 10  Term of Agreement; Termination
     ----------  ------------------------------

     This Agreement shall commence as to the Funds identified in the second Recital on the first date set forth above. This Agreement shall continue in effect for a period more than one year only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act. This Agreement will become effective immediately as to other Funds upon execution of a supplement to this Agreement after approval by the Trustees of the supplement in accordance with the 1940 Act and the rules thereunder.

     This Agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act). In addition, this Agreement may be terminated by either party at any time, without penalty, on no less than six months' written notice to the other party.

     Section 11  Notices
     ----------  -------

     Any notice required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid,
(1) to the Distributor at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, Attention: President, or (2) to the Trust at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     Section 12  Amendments
     ----------  ----------

     This Agreement may be amended by the parties only if such amendment is in writing and signed by both parties and is approved by (i) the trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act), and (ii) a majority of the trustees who are not parties to this Agreement or interested persons (as defined in the 1940 Act) of any such party (other than solely by reason of being a trustee of the Trust) (Independent Trustees) cast in person at a meeting called for the purpose of voting on such approval.

     Section 13  Governing Law
     ----------  -------------

     This Agreement shall be governed and construed in accordance with the substantive laws of the State of New Mexico and the applicable provisions of the 1940 Act.

     Section 14  Limitation of Liability
     ----------  -----------------------

     The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

                              THORNBURG INVESTMENT TRUST


                              By: /s/ Brian J. McMahon


                              THORNBURG SECURITIES CORPORATION


                              By: /s/ Steven J. Bohlin






                            Exhibit (h.1)

                              RESTATED
                  ADMINISTRATIVE SERVICES AGREEMENT
                  (Class A, B, C, D and R-1 Shares)


     THIS AGREEMENT is made as of the 1st day of February, 2005 by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of Class A, Class B, Class C, Class D and Class R-1 shares of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and THORNBURG INVESTMENT MANAGEMENT, INC., a Delaware corporation ("Thornburg").

                             Recitals

     1. The Trust engages in business as an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust has entered into an Administrative Services Agreement respecting the Class A shares of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund, entered into an Administrative Services Agreement respecting Class B shares of Thornburg Limited Term U.S. Government Fund, Thornburg Value Fund and Thornburg International Value Fund, entered into an Administrative Services Agreement respecting the Class C shares of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund, entered into an Administrative Services Agreement respecting Class D shares of Thornburg New Mexico Intermediate Municipal Fund, and entered into an Administrative Services Agreement respecting Class R-1 shares of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund. The original Administrative Services Agreement was made as of November 1, 1997, and was made applicable to additional Funds and classes of shares by the execution and delivery of supplements to the original agreement. The parties seek to combine the original agreement and various supplements in a restated agreement for their mutual convenience.

     3. The Trust seeks to obtain described administrative services from Thornburg for the Class A, Class B, Class C, Class D and Class R-1 shares of each Fund offering those classes of shares. Thornburg seeks to be retained to perform services in accordance with this Agreement.

     4. This Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Agreement.

     5. This Agreement may be made applicable to one or more additional classes of shares and Funds by the parties' execution of one or more supplements to this Agreement.

                          Agreement

     NOW THEREFORE, the Trust hereby enters into this Agreement with Thornburg, and the parties provide and agree as follows:

     1. Subject to the continuing supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to perform certain administrative services and engage in activities beyond those specifically required by the investment advisory agreement between the Trust and Thornburg, and to provide related services. The activities and services to be provided by Thornburg hereunder shall include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates will also provide persons who shall not be Thornburg's officers or officers of Thornburg's affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. These personnel may be employees of Thornburg or its affiliates.

     2. The Trust will pay monthly for the services described in the preceding Paragraph 1, a fee computed at an annual rate of .125 of 1% of the average daily net assets attributable to each class of shares to which this Agreement applies from time to time, together with any applicable gross receipts tax, sales tax, value-added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10% of the basic fee. In addition, the Trust will pay Thornburg for the cost of personnel provided in accordance with the preceding Paragraph 1 to provide the described shareholder-related and office services requested by the Trust. Thornburg and the Trust agree and acknowledge that the Trust will pay expenses payable by the Trust in accordance with Paragraph 3 of the investment advisory agreement between the Trust and Thornburg.

     3. The Trust and Thornburg shall provide to the Trust's Trustees, at least quarterly, a written report of all amounts expended by the Trust pursuant to this Agreement. Each report will itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of the expenses. Thornburg shall provide to the Trustees upon request such information as may reasonably be required for the Trustees to review the continuing appropriateness of this Agreement.

     4. This Agreement is effective as of the date first set forth above for the classes of shares of the Funds identified in the second Recital. The Agreement will become effective immediately as to other classes of shares or Funds upon execution of a supplement to this Agreement after approval by the Trustees and any shareholder approvals then required by the 1940 Act or the rules thereunder. This Agreement thereafter will continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the continuance. This Agreement may be terminated as to a class of shares of a Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. The Trust may discontinue Thornburg's services as to a class under this Agreement and name another service provider, or Thornburg may assign this Agreement or delegate part or all of its obligations hereunder (to a related or unrelated entity) upon a vote of the Trustees including a majority of the Disinterested Trustees or a vote of the holders of a majority of the class's outstanding shares, without any penalty. Thornburg may terminate its services under this Agreement upon 60 days written notice to the Trust.

     5. All material amendments to this Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the amendment.

     6. This Agreement applies to the classes of the Funds of the Trust specified in the second Recital to this Agreement. The parties acknowledge and agree that this Agreement may from time to time be made applicable to one or more funds and one or more classes of shares of those funds, but that the Agreement applies separately to each class of shares and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a Fund without affecting any other class of shares of any other Fund.

     7. The Trust will preserve in an easily accessible place copies of this Agreement and all reports made pursuant to this Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of this Agreement were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Agreement.

     8. This Agreement will be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act. To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter will control. If any provision of this Agreement is determined by a court or governmental agency having jurisdiction to be invalid or unenforceable, the balance of this Agreement shall remain in full force and effect.

     9. The Trust will not hold Thornburg liable for any act or failure to act hereunder in the absence of Thornburg's willful misfeasance, bad faith or gross negligence, or its reckless disregard of its obligations hereunder.

     10. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that Thornburg shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the day and year first above written in Santa Fe, New Mexico.

                         THORNBURG INVESTMENT TRUST


                         By: /s/ Brian J. McMahon


                         THORNBURG INVESTMENT MANAGEMENT, INC.


                         By: /s/ Steven J. Bohlin





                           Exhibit (h.2)

                              RESTATED
                  ADMINISTRATIVE SERVICES AGREEMENT
                    (Class I and Class R-5 Shares)


     THIS AGREEMENT is made as of the 1st day of February, 2005 by and between THORNBURG INVESTEMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of Institutional Class ("Class I") and Class R-5 shares of certain of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and THORNBURG INVESTMENT MANAGEMENT, INC., a Delaware corporation ("Thornburg").

                             Recitals

     1. The Trust engages in business as an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust previously entered into an Administrative Services Agreement respecting the Class I shares of each of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund, in some instances by the execution of supplements to the original agreement, and the Trust determined, effective January 31, 2005 that the described Administrative Services Agreement would be applicable to Class R-5 shares of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund. The parties seek to combine the original agreement and various supplements into one restated agreement for their mutual convenience.

     3. The Trust seeks to obtain described administrative services from Thornburg for the Class I shares and Class R-5 shares of each Fund. Thornburg seeks to be retained to perform services in accordance with this Agreement.

     4. This Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Agreement.

     5. This Agreement may be made applicable to one or more additional classes of shares and Funds by the parties' execution of one or more supplements to this Agreement.

                             Agreement

     NOW THEREFORE, the Trust hereby enters into this Agreement with Thornburg, and the parties provide and agree as follows:

     1. Subject to the continuing supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to perform certain administrative services and engage in activities beyond those specifically required by the investment advisory agreement between the Trust and Thornburg, and to provide related services. The activities and services to be provided by Thornburg hereunder shall include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates will also provide persons who shall not be Thornburg's officers or officers of Thornburg's affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. These personnel may be employees of Thornburg or its affiliates.

     2. The Trust will pay monthly for the services described in the preceding Paragraph 1, a fee computed at an annual rate of .05 of 1% of the average daily net assets attributable to each class of shares to which this Agreement applies from time to time, together with any applicable gross receipts tax, sales tax, value-added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10% of the basic fee. In addition, the Trust will pay Thornburg for the cost of personnel provided in accordance with the preceding Paragraph 1 to provide the described shareholder-related and office services requested by the Trust. Thornburg and the Trust agree and acknowledge that the Trust will pay expenses payable by the Trust in accordance with Paragraph 3 of the investment advisory agreement between the Trust and Thornburg.

     3. The Trust and Thornburg shall provide to the Trust's Trustees, at least quarterly, a written report of all amounts expended by the Trust pursuant to this Agreement. Each report will itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of the expenses. Thornburg shall provide to the Trustees upon request such information as may reasonably be required for the Trustees to review the continuing appropriateness of this Agreement.

     4. This Agreement is effective as of the date first set forth above for the classes of shares of the Funds identified in the second Recital. The Agreement will become effective immediately as to other classes of shares or Funds upon execution of a supplement to this Agreement after approval by the Trustees and any shareholder approvals then required by the 1940 Act or the rules thereunder. This Agreement thereafter will continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the continuance. This Agreement may be terminated as to a class of shares of a Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. The Trust may discontinue Thornburg's services as to a class under this Agreement and name another service provider, or Thornburg may assign this Agreement or delegate part or all of its obligations hereunder (to a related or unrelated entity) upon a vote of the Trustees including a majority of the Disinterested Trustees or a vote of the holders of a majority of the class's outstanding shares, without any penalty. Thornburg may terminate its services under this Agreement upon 60 days written notice to the Trust.

     5. All material amendments to this Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the amendment.

     6. This Agreement applies to Class I shares and Class R-5 shares of the Funds of the Trust specified in the second Recital to this Agreement. The parties acknowledge and agree that this Agreement may from time to time be made applicable to one or more funds and one or more classes of shares of those funds, but that the Agreement applies separately to each class of shares and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a fund without affecting any other class of shares of any other fund.

     7. The Trust will preserve in an easily accessible place copies of this Agreement and all reports made pursuant to this Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of this Agreement were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Agreement.

     8. This Agreement will be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act. To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter will control. If any provision of this Agreement is determined by a court or governmental agency having jurisdiction to be invalid or unenforceable, the balance of this Agreement shall remain in full force and effect.

     9. The Trust will not hold Thornburg liable for any act or failure to act hereunder in the absence of Thornburg's willful misfeasance, bad faith or gross negligence, or its reckless disregard of its obligations hereunder.

     10. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that Thornburg shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the day and year first above written in Santa Fe, New Mexico.

                         THORNBURG INVESTMENT TRUST


                         By: /s/ Brian J. McMahon


                         THORNBURG INVESTMENT MANAGEMENT, INC.


                         By: /s/ Steven J. Bohlin



                                EXHIBIT (j.1)

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.
     &                               Benjamin Phillips
   McCARTHY                         Albert V. Gonzales
A Professional Association        C.W.N. Thompson, Jr.
                                      M. Karen Kilgore           Suzanne Odom
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey        Special Counsel
                                        John M. Hickey          Paul L. Bloom
                             Julia Wittenberger-Wagner

                               November 29, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Investment Trust
     Registration Number Under the Securities Act of 1933: 033-14905 Registration Number Under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 63 to the registration statement of Thornburg Investment Trust and the prospectus which are a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.





433 Paseo de Peralta        Post Office Box 787    Telephone (505) 982-4374
Santa Fe, NM  87501        Santa Fe, NM 87504-0787       Fax (505) 984-8631
                            e-mail cwnt@wkkm.com




                              Exhibit (j.2)

        CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        --------------------------------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our reports dated November 16, 2005 relating to the financial statements and financial highlights which appear in the September 30, 2005 Annual Reports to Shareholders of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund, each a series of Thornburg Investment Trust, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Registered Public Accounting Firm" in such Registration Statement.


/s/ PricewaterhouseCoopers, LLP

New York, New York
November 30, 2005









                           Exhibit (m.1)

                             RESTATED
                 PLAN AND AGREEMENT OF DISTRIBUTION
                        PURSUANT TO RULE 12b-1
                           (Service Plan)


     THIS PLAN AND AGREEMENT is made as of the 1st day of February, 2005, by and between Thornburg Investment Trust, a Massachusetts business trust (the "Trust"), in respect of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and Thornburg Investment Management, Inc., a Delaware corporation ("Thornburg").

                             RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust has adopted on behalf of Thornburg Limited Term Municipal Fund (Classes A, C and I), Thornburg California Limited Term Municipal Fund (Classes A, C and I), Thornburg Intermediate Municipal Fund (Classes A, C and
I), Thornburg New Mexico Intermediate Municipal Fund (Classes A and D), Thornburg Florida Intermediate Municipal Fund (Class A), Thornburg New York Intermediate Municipal Fund (Class A), Thornburg Limited Term U.S. Government Fund (Classes A, B, C, I, R-1 and R-5), Thornburg Limited Term Income Fund (Classes A, C, I, R-1 and R-5), Thornburg Value Fund (Classes A, B, C, I, R-1 and R-5), Thornburg International Value Fund (Classes A, B, C, I, R-1 and R-
5), Thornburg Core Growth Fund (Classes A, C, I, R-1 and R-5), and Thornburg Investment Income Builder Fund (Classes A, C, I, R-1 and R-5), certain service plans to authorize the use of each of those Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard entered into agreements to retain Thornburg in accordance with those plans, in some instances by the execution of supplements to the original plan and agreement. The parties seek to combine the original plan and agreement and the various supplements into this one restated plan and agreement (the "Plan and Agreement") for their mutual convenience.

     3. Thornburg seeks to be retained to perform services for each of the Funds in accordance with the Plan and Agreement. This Plan and Agreement may be made applicable to one or more additional classes of shares or funds by the parties execution of one or more supplements to this Plan and Agreement.

     4. This Plan and Agreement has been approved as to each class of shares and each Fund by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.

                             AGREEMENT

     NOW, THEREFORE, the Trust having adopted this Plan in respect of each of the Funds, the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of each Fund to finance certain activities in connection with distribution of each class of the Fund's shares and providing shareholder services.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to obtain shareholder services and to promote the distribution of each class of the Fund's shares as to which this Plan and Agreement is made applicable, by providing services and engaging in activities beyond those specifically required by the Distribution Agreement between the Trust and Thornburg Securities Corporation ("TSC") and to provide related services. The activities and services to be provided by Thornburg to each class of shares of each Fund hereunder shall include one or more of the following: (a) the payment of compensation (including incentive compensation) to securities dealers, financial institutions and other organizations which render services to the class of shareholders as the Trust may from time to time agree, and which render distribution, shareholder account services, and administrative services in connection with the distribution of the class of shares, all as the Trust may from time to time agree; (b) the printing and distribution of reports and prospectuses for the use of potential investors in each Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust including, but not limited to, providing personal services to shareholders, maintaining shareholder accounts, providing shareholder liaison services and providing information to shareholders.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of each class of shares of each Fund to investors and to promote shareholder services by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares. In so doing, Thornburg may utilize the services of TSC.

     4. The Trust is hereby authorized to expend, out of each class of assets of each Fund, on a monthly basis, and shall reimburse Thornburg monthly to such extent, for its actual direct expenditures incurred in engaging in the activities and providing the services specified in paragraph 2 above for that class of shares of that Fund, an amount computed at an annual rate of up to .25 of 1% of the Fund's average daily net assets attributable to the class of shares, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%.

     5. To the extent that expenditures made by Thornburg out of its own resources to finance any activity primarily intended to result in the sale of shares of a class or a Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund's assets, such indirect use of the Fund's assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this plan and Agreement.

     6. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, Thornburg shall provide to the Trustees such information as may reasonably be required for it to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement is effective as of the date first set forth above for the Funds and their respective classes of shares identified in the second Recital. The Plan and Agreement will become effective immediately as to other classes of shares or funds upon execution of a supplement to this Plan and Agreement after approval by the Trustees of the supplement and any shareholder approvals then required by the 1940 Act or the rules thereunder.
 Thereafter, the Plan and Agreement shall continue in effect for each Fund and each of its respective classes from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated as to any class of shares of any Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. Thornburg, or the Trust by vote of a majority of the Disinterested Trustees or of the holders of a majority of a class's shares, may terminate the Agreement under this Plan as to the class, without penalty, upon 30 days' written notice to the other party. The parties acknowledge and agree that this Plan and Agreement is applicable from time to time to one or more classes of shares and Funds, but that the Plan and Agreement applies separately to each class of shares and each Fund, and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated at to one class of shares of a Fund without affecting any other class of shares or any other Fund.

     8. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder as to any class of shares without approval of the shareholders of the affected class. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of each Fund's assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment. Upon a termination of the Agreement as to any Fund or any class, the Trust may continue to make payments on behalf of the Fund or class pursuant to the Plan only upon the approval of a new Agreement, which may or may not be with Thornburg, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement as of the day and year first above written in Santa Fe, New Mexico.


                         THORNBURG INVESTMENT TRUST


                         By: /s/ Brian J. McMahon


                         THORNBURG INVESTMENT MANAGEMENT, INC.


                         By: /s/ Steven J. Bohlin




                          Exhibit (m.2)

                               RESTATED
                 PLAN AND AGREEMENT OF DISTRIBUTION
                       PURSUANT TO RULE 12b-1
                    (Distribution Plan - Class B)

     THIS PLAN AND AGREEMENT is made as of the 1st day of February, 2005, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the Trust), in respect of it respective series hereinafter designated, collectively, the "Funds" and, individually, a "Fund," and THORNBURG SECURITIES CORPORATION, a Delaware corporation (sometimes Thornburg).

                              RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the 1940 Act).

     2. Thornburg seeks to be retained to perform services in accordance with this Plan and Agreement and the separate distribution agreement (the "Distribution Agreement") between the Trust and Thornburg. This Plan and Agreement may be made applicable to one or more additional funds by the parties' execution of one or more amendments to this Plan and Agreement.

     3. The Trust has adopted on behalf of Thornburg Value Fund, Thornburg International Value Fund and Thornburg Limited Term U.S. Government Fund a Distribution Plan-Class B to authorize the use of each of those Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard entered into agreements with Thornburg in accordance with the plan as to each of the Funds, in the instance of Thornburg Limited Term U.S. Government Fund by the execution and delivery of a supplement to the original plan and agreement. The parties seek to combine the original plan and agreement and the described supplement in a restated plan and agreement (the "Plan and Agreement") for their mutual convenience.

     4. The parties previously entered into a certain Plan and Agreement of Distribution (Distribution Plan - Class B) effective January 26, 2000. This restated Plan and Agreement of Distribution amends and supersedes the previous Plan and Agreement, effective as of the date first set forth above.

     5. This Plan and Agreement has been approved as to each Fund by a vote of the Trust's Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (sometimes the Independent Trustees), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.

                              AGREEMENT

     NOW, THEREFORE, the Trust having adopted this Plan in respect of each of the Funds, the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of each Fund to finance certain activities in connection with distribution of the Fund's Class B shares.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to promote the distribution of each Fund's Class B shares by providing services and engaging in activities beyond those specifically required by the Distribution Agreement and to provide related services. The activities and services to be provided by Thornburg hereunder shall include one or more of the following: (a) the payment of compensation and ongoing commissions (including incentive compensation) to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Class B shares of each Fund; (b) the printing and distribution of reports and prospectuses for the use of potential investors in each Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of Class B shares of each Fund to investors by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares.

     4. The Trust is hereby authorized to pay and shall pay to Thornburg or any successor entity designated by the Trust to serve as principal underwriter for the Class B shares of the Funds (Thornburg and any such successor entity, are hereafter sometimes the Distributor) for its services for the services described above, out of the assets of each Fund, monthly in arrears its "Allocable Portion" (as described in the "Allocation Schedule" attached as Exhibit A to this Plan and Agreement; and until such time as the Trust designates a successor distributor, the Allocable Portion shall equal 100%) of a fee (the "Distribution Fee"), which shall accrue for each Fund each day in an amount equal to the product of (A) the daily equivalent of 0.75% per annum multiplied by (B) the net asset value of the Fund's Class B shares outstanding on each day, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%. The Distribution Fee for each Fund shall be paid to the Distributor or at the Distributor's direction, to a third-party transferee on or before the 10th business day of the following calendar month. The amount of the fee payable to the Distributor under this paragraph is not related directly to expenses incurred by the Distributor in obtaining the contemplated services for each Fund.

     5. The Distributor will be deemed to have performed all services required to be performed in order to be entitled to receive its Allocable Portion of the Distribution Fee payable in respect of each "Commission Share" (as defined in the Allocation Schedule attached hereto as Exhibit A) upon the settlement date of each sale of that Commission Share taken into account in determining such Distributor's Allocable Portion of the Distribution Fee.

     6. Notwithstanding anything to the contrary in this Plan and Agreement, the Trust's obligation to pay the Distributor its Allocable Portion of the Distribution Fee shall not be terminated or modified (including without limitation, by change in the terms applicable to the conversion of the Class B shares into shares of another class) for any reason (including a termination of this Plan or the Agreement incorporated herein between Thornburg and the Trust or the Distribution Agreement) except:

          (i) to the extent required by a change in the Investment Company Act of 1940 (the "1940 Act"), the rules and regulations under the 1940 Act, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), or any judicial decisions or interpretive pronouncements by the Securities and Exchange Commission, which is either binding upon the Distributor or generally complied with by similarly situated distributors of mutual fund shares, in each case enacted, promulgated, or made after the date hereof; or

          (ii) on a basis which does not alter the Distributor's Allocable Portion of the Distribution Fee computed with reference to Commission Shares of the Fund, the Date of Original Issuance (as defined in the Allocation Schedule) of which occurs on or prior to the adoption of such termination or modification and with respect to Free Shares (as defined in the Allocation Schedule) which would be attributed to the Distributor under the Allocation Schedule with reference to such Commission Shares, or

          (iii) in connection with a Complete Termination (as defined below) of this Plan and Agreement by the Trust.

     7. The Trust will not take any action to waive or change any contingent deferred sales charge ("CDSC") in respect to the Class B shares, the date of original issuance of which occurs on or prior to the taking of such action except as provided in the Fund's prospectus or statement of additional information on the date such Commission Share was issued, without the consent of the Distributor and its assigns. The Trust agrees to withhold from redemption proceeds of such Class B shares the Distributor's Allocable Portion of any CDSC's payable with respect to such shares, as provided in the Fund's prospectus, and to pay the same over to the Distributor or, at the Distributor's direction to a third party, at the time the redemption proceeds are payable to the holder of such shares redeemed. Payment of these amounts in not contingent upon the adoption or continuation of any plan.

     8. Notwithstanding anything to the contrary in this Plan and Agreement, none of the termination of the Distributor's role as principal underwriter of the Class B shares of a Fund, the termination of the Agreement incorporated herein, the termination of this Plan or the termination of the Distribution Agreement will terminate the Distributor's right to its Allocable Portion of the CDSCs in respect of Class B shares of the Fund.

     9. Except as provided in paragraph 6, above and notwithstanding anything to the contrary in this Plan, the Agreement incorporated herein or the Distribution Agreement, the Trust's obligation to pay the Distributor's Allocable Portion of the Distribution Fees and CDSCs payable in respect of the Class B shares of each of the Funds shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever, at law or equity, including, without limitation, any of the foregoing based on the insolvency or bankruptcy of the Distributor.

     10. Until the Distributor has been paid its Allocable Portion of the Distribution Fees in respect of the Class B shares of a Fund, neither the Trust nor such Fund will adopt a plan of liquidation in respect of the Class B shares without the consent of the Distributor and its assigns. For purposes of this Plan and Agreement, the term Allocable Portion of the Distribution Fees or CDSCs payable in respect of the Class B Shares as applied to the Distributor or any successor distributor means the portion of such Distribution Fees or CDSCs payable in respect of such Class B shares of such Fund allocated to the Distributor in accordance with the Allocation Schedule as it relates to the Class B shares of such Fund, and until such time as the Trust designates a successor to Thornburg as distributor in respect of such Fund, the Allocable Portion shall equal 100% of the Distribution Fees and CDSCs in respect of such Fund. For purposes of this Plan and Agreement, the term "Complete Termination" in respect of this Plan as it relates to the Class B shares of a Fund means a termination of this Plan involving the complete cessation of the payment of Distribution Fees in respect of all Class B shares of all Funds, the termination of the distribution plans and principal underwriting agreements, and the complete cessation of the payment of any asset based sales charge (within the meaning of the Conduct Rules of the NASD) or similar fees in respect of the Funds and any successor mutual fund or any mutual fund acquiring a substantial portion of the assets of any Fund (the Funds and such other mutual funds hereinafter referred to as the "Affected Funds") and in respect of the Class B shares and every future class of shares (other than future classes of shares established more than eight years after the date of such termination) which has substantially similar characteristics to the Class B shares (all such classes of shares the "Affected Classes of Shares") of such Affected Funds taking into account the manner of payment and amount of asset based sales charge, CDSC or other similar charges borne directly or indirectly by the holders of such shares; provided that

          (i) the Trustees of such Affected Funds, including the Independent Trustees (as defined herein) of the Affected Funds, shall have in good faith determined that such termination is in the best interest of such Affected Funds and the shareholders of such Affected Funds; and

          (ii) such termination does not alter the CDSC as in effect at the time of such termination applicable to Commission Shares of the Fund, the date of original issuance of which occurs on or prior to such termination.

     11. The Distributor may sell and assign its right to its Allocable Portion (but not its obligations to the Trust under the Agreement incorporated herein or the Distribution Agreement) of the Distribution Fee relating to the Funds to a third party, and such transfer shall be free and clear of offsets or claims the Trust may have against the Distributor, it being understood that the Trust is not releasing the Distributor from any of its obligations to the Trust under the Agreement or any of the assets the Distributor continues to own. The Trust may agree, at the request of Thornburg, to pay the Allocable Portion of the Distribution Fee directly to the third party transferee.

     12. To the extent that expenditures made by the Distributor out of its own resources to finance any activity primarily intended to result in the sale of shares of a Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund assets, such indirect use of Fund assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     13. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, the Distributor shall provide to the Trustees such information as may reasonably be required to review the continuing appropriateness of the Plan and Agreement.

     14. This Plan and Agreement is effective as of the date first set forth above for the Class B shares of the Funds identified in the preamble. The Plan and Agreement will become effective immediately as to other Funds upon execution of a supplement to this Plan and Agreement after approval by the Trustees of the supplement and any shareholder approvals then required by the 1940 Act or the rules thereunder. Thereafter, the Plan and Agreement shall continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time as to the Class B shares of any Fund, without penalty, by the vote of a majority of the Independent Trustees or by the vote of a majority of the outstanding Class B shares of the Fund. The Distributor, or the Trust by vote of a majority of the Independent Trustees or of the holders of a majority of a Fund's outstanding Class B shares, may terminate the Agreement under this Plan as to the Class B shares of the Fund, without penalty, upon 60 days' written notice to the other party. The parties acknowledge and agree that this Plan and Agreement is applicable from time to time to one or more Funds, but that the Plan and Agreement applies separately to each class of shares and each Fund, and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a Fund without affecting any other class of shares or any other Fund.

     15. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     16. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder without approval of the Class B shareholders of the affected Fund. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     17. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of the Fund's assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment.

     18. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     19. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     20. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of the Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Fund for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement as of the day and year first above written in Santa Fe, New Mexico.


                              THORNBURG INVESTMENT TRUST


                              By: /s/ Brian J. McMahon


                              THORNBURG SECURITIES CORPORATION


                              By: /s/ Steven J. Bohlin

History: Plan and Agreement originally effective as to Thornburg Value Fund and Thornburg International Value Fund (then "Thornburg Global Value Fund"); amended by Amended Plan and Agreement of Distribution Pursuant to Rule 12b-1 dated April 4, 2000; made effective as to Thornburg Limited Term U.S. Government Fund by First Supplement dated October 30, 2002; restated by Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 dated February 1, 2005.




                              Exhibit (m.3)

                                RESTATED
                   PLAN AND AGREEMENT OF DISTRIBUTION
                        PURSUANT TO RULE 12b-1
                    (Distribution Plan - Class C)

     THIS PLAN AND AGREEMENT is made as of the 1st day of February, 2005, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of the Trust's respective series hereinafter designated, referred to collectively as the "Funds" and, individually as a "Fund," and THORNBURG SECURITIES CORPORATION, a Delaware corporation ("Thornburg").

                                RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust has adopted on behalf of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund a Distribution Plan-Class C to authorize the use of each of those Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard entered into agreements with Thornburg in accordance with the plan as to each of the Funds, in some instances by the execution of supplements to the original plan and agreement.
 The parties seek to combine the original agreement and various supplements in a restated plan and agreement (the "Plan and Agreement") for their mutual convenience.

     3. Thornburg seeks to be retained to perform services in accordance with the Plan and Agreement. This Plan and Agreement may be made applicable to one or more additional funds by the parties' execution of one or more supplements to this Plan and Agreement.

     4. This Plan and Agreement has been approved as to each Fund by a vote of the Trust's Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.

                               AGREEMENT

     NOW, THEREFORE, the Trust having adopted this Plan in respect of each of the Funds, the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of each Fund to finance certain activities in connection with distribution of the Fund's Class C shares.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to promote the distribution of each Fund's Class C shares by providing services and engaging in activities beyond those specifically required by the Distribution Agreement between the Trust and Thornburg and to provide related services. The activities and services to be provided by Thornburg hereunder shall include one or more of the following: (a) the payment of compensation and ongoing commissions (including incentive compensation) to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Class C shares of each Fund; (b) the printing and distribution of reports and prospectuses for the use of potential investors in each Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of Class C shares of each Fund to investors by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares.

     4. The Trust is hereby authorized to pay to Thornburg for obtaining the services described above, out of the assets of each Fund, on a monthly basis, an amount computed at an annual rate of .75 of 1% of the Fund's average daily net assets attributable to Class C shares of the Fund, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%. The amount of the fee payable to Thornburg under this paragraph is not related directly to expenses incurred by Thornburg in obtaining the contemplated services for each Fund.

     5. To the extent that expenditures made by Thornburg out of its own resources to finance any activity primarily intended to result in the sale of shares of a Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund assets, such indirect use of Fund assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     6. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, Thornburg shall provide to the Trustees such information as may reasonably be required to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement is effective as of the date first set forth above for the Class C shares of the Funds identified in the second recital. The Plan and Agreement will become effective immediately as to other Funds upon execution of a supplement to this Plan and Agreement after approval by the Trustees of the supplement and any shareholder approvals then required by the 1940 Act or the rules thereunder. Thereafter, the Plan and Agreement shall continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time as to the Class C shares of any Fund, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding Class C shares of the Fund. Thornburg, or the Trust by vote of a majority of the Disinterested Trustees or of the holders of a majority of a Fund's outstanding Class C shares, may terminate the Agreement under this Plan as to the Class C shares of the Fund, without penalty, upon 30 days' written notice to the other party. The parties acknowledge and agree that this Plan and Agreement is applicable from time to time to one or more Funds, but that the Plan and Agreement applies separately to each class of shares and each Fund, and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a Fund without affecting any other class of shares or any other Fund.

     8. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder without approval of the Class C shareholders of the affected Fund. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of the Fund's assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment. Upon a termination of the Agreement as to any Fund, the Trust may continue to make payments on behalf of the Fund pursuant to the Plan only upon the approval of a new Agreement, which may or may not be with Thornburg, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of the Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that Thornburg shall look solely to the property of the Fund for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement as of the day and year first above written in Santa Fe, New Mexico.


                              THORNBURG INVESTMENT TRUST


                              By: /s/ Brian J. McMahon


                              THORNBURG SECURITIES CORPORATION


                              By: /s/ Steven J. Bohlin





                             Exhibit (p.1)

                       THORNBURG INVESTMENT TRUST
                   CODE OF BUSINESS CONDUCT AND ETHICS

                            September 10, 2003
                       as revised to July 20, 2005

Introduction
------------

Honesty and integrity are hallmarks of Thornburg Investment Trust (the "Trust"). We pride ourselves on maintaining the highest standards of ethics and conduct in all of our business relationships. This Code of Business Conduct and Ethics covers a wide range of business practices and procedures and applies to the officers and Trustees of the Trust in their conduct of the business and affairs of the Trust. It does not cover every issue that may arise, but it sets out basic principles to guide the officers and Trustees of the Trust in discharging their duties for the Trust. This Code has been adopted by the Trustees of the Trust with the objectives of deterring wrongdoing and promoting (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships, (2) full, fair, accurate, timely and understandable disclosure in reports and documents which the Trust files with the Securities and Exchange Commission and in other public communications made by the Trust, (3) compliance with applicable governmental laws, rules and regulations, (4) prompt internal reporting of violations of this Code, and (5) accountability for adherence to this Code.

This Code is intended as a code of ethics under Section 406 of the Sarbanes-Oxley Act of 2002 and Item 2 of Form N-CSR under the Investment Company Act of 1940, and is specifically applicable to the principal executive officer, principal financial officer, and principal accounting officer (or persons performing similar functions, whether or not as officers or employees of the Trust) of the Trust (each a "Covered Officer").

All records and reports created or maintained pursuant to this Code are intended solely for the internal use of the Trust, are confidential, and in no event constitute an admission by any person as to any fact, circumstance or legal conclusion.

Compliance with Laws, Rules and Regulations
-------------------------------------------

The Trust expects its officers and Trustees to comply with all laws, rules and regulations applicable to the Trust's operations and business. Officers and Trustees should seek guidance whenever they are in doubt as to the applicability of any law, rule or regulation regarding any contemplated course of action. The Trust and its investment adviser hold information and training sessions to promote compliance with laws, rules and regulations, including insider-trading laws. Please consult the various guidelines and policies which the Trust has prepared in accordance with specific laws and
regulations.   A good guideline, if in doubt on a course of action, is
"Always ask first, act later -- if you are unsure of what to do in any situation, seek guidance before you act."

As a registered investment company, we are subject to regulation by the Securities and Exchange Commission, and compliance with federal, state and
local laws.   The Trust and its Trustees insist on strict compliance with the spirit and the letter of these laws and regulations.

Conflicts of Interest
---------------------

Each officer and Trustee of the Trust should be scrupulous in avoiding any conflict of interest or appearance of such a conflict with regard to the Trust's interests. A "conflict of interest" occurs when an individual's private interest interferes with the interests of the Trust. The appearance of a conflict occurs for purposes of this Code when an individual enters into a transaction, has a relationship with or receives a benefit from a third party, or engages in any other conduct, which would cause an unrelated observer to reasonably conclude that an actual conflict exists. A conflict may arise when an officer or Trustee pursues interests that prevent the individual from performing his duties to the Trust objectively and effectively. A conflict also may arise when an officer or Trustee or member of the individual's family receives undisclosed, improper benefits as a result of the individual's position with the Trust. The appearance of a conflict may arise when an individual or his family member has a relationship with a person who does business with the Trust or its investment adviser.
Any conflict of interest that arises in a specific situation or transaction must be disclosed by the individual and resolved before taking any action.

Matters involving a conflict of interest or appearance of a conflict are prohibited as a matter of Trust policy, except when approved by the Trustees or the Trust's audit committee for any Covered Officer or Trustee, or except when approved by the Trust's president for any other individual. Conflicts of interest may not always be evident, and individuals should consult with higher levels of management or the Trust's legal counsel if they are uncertain about any situation. In no event, however, shall investment in any security made in accordance with the Trust's Policy on Personal Securities Transactions (or comparable policy or code then in effect) be considered a conflict of interest with the Trust.

Corporate Opportunities
-----------------------

Officers and Trustees shall not take for themselves personally opportunities that are discovered through the use of their position with the Trust, except with the approval of the Trustees or the Trust's audit committee for any Covered Officer or Trustee, or except with the approval by the Trust's president for any other individual. Officers and Trustees owe a duty to the Trust to advance its legitimate interests when the opportunity to do so arises. In no event, however, shall investment in any security made in accordance with the Trust's Policy on Personal Securities Transactions (or comparable policy or code then in effect) be considered a business opportunity of the Trust.

Confidentiality
---------------

Officers and Trustees shall exercise care in maintaining the confidentiality of any confidential information respecting the Trust, except where disclosure is authorized or legally mandated. Officers and Trustees should consult with the Trust's legal counsel if they believe they have a legal obligation to disclose confidential information. Confidential information includes non-public information of the Trust that may be helpful to competitors, or otherwise harmful to the Trust or its shareholders. The obligation to preserve confidentiality of this information continues after association with the Trust ends.

Fair Dealing
------------

Officers and Trustees should endeavor to deal fairly with the Trust's shareholders, service providers and competitors, and shall not seek unfair advantage through improper concealment, abuse of improperly acquired confidential information, misrepresentation of material facts when the other party is known by the officer or Trustee to rely justifiably on the individual to disclose those facts truthfully, or improper and unfair dealing.

Business Gifts and Entertainment
--------------------------------

The purpose of business entertainment and gifts in a commercial setting is to create goodwill and sound working relationships, not to gain unfair advantage. No gift or entertainment should ever be offered, given, provided or accepted by any officer or Trustee in connection with the Trust's business unless it (1) is not a cash gift, (2) is consistent with customary business practices, (3) is not excessive in value, (4) cannot be construed as a bribe, payoff or kickback and (5) does not violate any laws or regulations.

Protection and Proper Use of Trust Assets
-----------------------------------------

All officers and Trustees should endeavor to protect the Trust's assets and pursue their efficient investment in accordance with the Trust's business purposes and declaration of trust. Any suspected incident of fraud or theft should be immediately reported for investigation.

The obligation of officers and Trustees to protect the Trust's assets includes its proprietary information. Proprietary information includes intellectual property such as trademarks and copyrights, as well as business, marketing and service plans, databases, records, salary information and any unpublished financial data and reports. Unauthorized use or distribution of this information violates this Code.

Insider Trading
---------------

All officers and Trustees should pay particular attention to potential violations of insider trading laws. Insider trading is both unethical and illegal and will be dealt with decisively if it occurs. Officers and Trustees are expected to familiarize themselves with the Policy Statement on Insider Trading, adopted by the Trust's investment adviser. If they have questions about these guidelines, they should consult with the Trust's president, the investment adviser's compliance office, or the Trust's legal counsel.

Reporting Illegal or Unethical Behavior
---------------------------------------

The Trustees encourage each officer to talk to senior officers, the investment adviser's compliance officers, or the Trustees about observed illegal or unethical behavior, or when the officer is in doubt about the best course of action in a particular situation. Officers should report actual and suspected violations of laws, rules, regulations or this Code to appropriate personnel. If an individual does not believe it appropriate or is not comfortable approaching senior officers or the investment adviser's compliance officers about their concerns, then the individual may contact any member of the Trust's audit committee. If the individual's concerns require confidentiality, then this confidentiality will be protected, subject to applicable law, regulation or legal proceedings. The Trust will not permit retaliation of any kind by or on behalf of the Trust or its officers and Trustees against good faith reports or complaints of violations of this Code or other illegal or unethical conduct.

Reporting and Disclosure
------------------------

As a registered investment company, it is of critical importance that the Trust's filings with the Securities and Exchange Commission contain full, fair, accurate, timely and understandable disclosure. Each officer and Trustee should become familiar with the disclosure laws and regulations applicable to the Trust, consistent with the individual's authority and duties. Depending on the Trust, each officer and Trustee may be called upon to provide necessary information to ensure that the Trust's public reports are complete, fair and understandable. The Trustees expect officers and Trustees to take this responsibility very seriously and to provide prompt and accurate answers to inquiries related to the Trust's public disclosure requirements. Officers may be asked to certify as to the accuracy of all responses and information provided for inclusion in the Trust's public reports and filings.

Recordkeeping
-------------

The Trust requires accurate recording and reporting of information in order to make responsible business decisions. The Trustees expect each of the Trust's officers, consistent with the officer's individual authority and duties, to maintain the Trust's books, records, accounts and financial statements in reasonable detail, and to appropriately reflect the Trust's transactions in conformity with applicable legal requirements and the Trust's system of internal controls.

Accounting and Financial Reporting Concerns
-------------------------------------------

The Trust seeks to comply with all applicable financial reporting and accounting regulations applicable to the Trust. Officers who have concerns or complaints regarding questionable accounting or auditing matters or procedures involving the Trust are encouraged to submit those concerns or complaints to the Trust's audit committee which will, subject to its duties arising under applicable law, regulations and legal proceedings, treat such submissions confidentially. These submissions may be directed to the attention of the audit committee chairman, or any Trustee who is a member of the audit committee, at the principal executive offices of the Trust or at the Trustee's residence address.

Waivers of the Code of Business Conduct and Ethics
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Any waiver of this Code for any Covered Officer or Trustee may be made only by the Trustees or the Trust's audit committee and will be promptly disclosed as required by law or by Securities and Exchange Commission regulations. Waivers of this Code for any other individual may be made by the president only upon the individual's making full disclosure in advance of the transaction in question. This Code may be amended or modified at any time by the Trustees.


History: Approved and adopted by Trustees of Thornburg Investment Trust on September 10, 2003, effective the same date; amended effective July 20, 2005 to revise provisions respecting conflicts of interest.